The E*TRADE Extended Market Index Fund commenced operations on August 13, 1999. This annual report contains audited financial statements for a period of less than six months and, therefore, does not contain an analysis of the results of operations for the period ended December 31, 1999. Relying on financial statements reporting operating results for such a period is subject to inherent limitations resulting from the shortness of the period.

MASTER INVESTMENT PORTFOLIO-EXTENDED INDEX
MASTER PORTFOLIO-DECEMBER 31, 1999
PORTFOLIO OF INVESTMENTS

SECURITY NAME      SHARES   VALUE
COMMON STOCKS - 97.0%
ADVERTISING - 1.2%
*24/7 Media Inc                                             1,092    $    61,425
*AdForce Inc.                                               1,000         71,375
*Catalina Marketing Corporation                               917        106,143
*Cybergold Inc.                                             1,400         24,763
*Cyrk International Inc.                                      691          8,206
*Digital Impact Inc                                         1,403         70,325
*DoubleClick Inc                                            2,222        562,305
*e4L Inc                                                    1,439          3,598
*Flycast Communications Corporation                           800        103,950
*FreeShop.com Inc                                             600         28,800
*GenesisIntermedia.com Inc                                    400          2,325
*Getty Images Inc                                           1,766         86,313
Grey Advertising Inc                                           55         22,000
*Ha-Lo Industries Inc                                       2,304         17,280
*Healthworld Corporationoration                             1,000         20,750
*K2 Design Inc                                                400          2,550
*Lamar Advertising Company                                  2,276        137,840
*Leapnet Inc                                                  600          3,563
*Lifeminders.com Inc                                        1,000         57,750
*Mediaplex Inc                                              1,500         94,125
*Modem Media Poppe Tyson Inc                                  200         14,075
*MyPoints.com Inc                                           1,200         88,800
*Obie Media Corporation                                       220          2,558
Penton Media Inc                                            1,619         38,856
*Princeton Video Image Inc                                    200          1,600
*RH Donnelley Corporation                                   1,530         28,879
*Snyder Communications Inc                                  3,586         69,031
The Ackerly Group Inc                                       1,120         20,300
*theglobe.com Inc                                             922          7,722
*TMP Worldwide Inc                                          1,805        256,310
True North Communications Inc                               2,515        112,389
*Ventiv Health Inc                                          1,095         10,060
*Yesmail.com Inc                                            1,300         43,956
Young & Rubicam Inc                                         3,562        252,012
                                                                     -----------
                                                                     $ 2,431,934
AEROSPACE & DEFENSE - 0.2%
AAR Corporation                                             1,340         24,036
*BE Aerospace Inc                                           1,087          9,172
Cordant Technologies Inc                                    1,933         63,789
*Ducommun Inc                                                 413          4,491
*Edac Technologies Corporation                                300            450
*First Aviation Services Inc                                2,400         11,850
GenCorp Inc                                                 2,357         23,275
*Hawker Pacific Aerospace                                   3,200         23,200
HEICO Corporation Class A                                     252          5,324
HEICO Corporation                                             309          6,740
*Hi-Shear Technology Corporation                              300            788
*Kellstrom Industries Inc                                     433          3,951
*Kreisler Manufacturing Corporation                         2,500         10,625
*LMI Aerospace Inc                                            376          1,128
Newport News Shipbuilding                                   1,578         43,395
*Orbital Sciences Corporation                               1,847         34,285
*Precision Standard Inc                                       700          6,913
Primex Technologies Inc                                       376          7,802
*Sequa Corporation                                            564         30,421
*Simula Inc                                                   443          2,409
Stewart & Stevenson Services                                1,132         13,407

*The Fairchild Corporation Class A                          1,431         12,968
Transtechnology Corporation                                   232          2,567
Venturian Corporation                                         440          2,640
                                                                     -----------
                                                                     $   345,626
AIRLINES - 0.5%
Airborne Freight Corporation                                2,660         58,520
*Airnet Systems Inc                                           519          3,698
*AirTran Holdings Inc                                       2,893         13,109
*Alaska Air Group Inc                                       1,272         44,679
*American West Holdings Corporation Class B                 2,024         41,998
*Atlantic Coast Airlines Holdings                             859         20,401
*Atlas Air Inc                                              1,604         44,010
Comair Holdings Inc                                         4,600        107,525
*Continental Airlines Class B                               3,664        162,590
*Frontier Airlines Inc                                        735          8,361
*Kitty Hawk Inc                                               824          5,665
*Mesa Air Group Inc                                         1,546          7,344
*Mesaba Holdings Inc                                          887         10,145
*Midway Airlines Corporation                                  517          3,199
*Midwest Express Holdings Inc                                 630         20,081
*Northwest Airlines Corporation Class A                     4,535        100,904
*Offshore Logistics Inc                                       991          9,291
Petroleum Helicopters NV                                      245          2,389
SkyWest Inc                                                 1,084         30,352
*Trans World Airlines Inc                                   3,081          8,665
*UAL Corporation                                            2,676        207,557
*Vanguard Airlines Inc                                      1,100          3,609
                                                                     -----------
                                                                     $   914,092
AUTOMOTIVE - 0.9%
*Aftermarket Technology Inc                                   845         10,087
*Alltrista Corporation                                        348          7,700
*American Axle & Manufacturing Holdings Inc                 1,700         20,613
AO Smith Corporation Class B                                1,042         22,794
Arvin Industries Inc                                        1,397         39,640
Autocam Corporation                                           273          4,931
*AutoNation Inc                                            24,098        222,907
Bandag Inc                                                  1,181         29,525
Borg-Warner Automotive Inc                                  1,345         54,473
*Breed Technologies Inc                                     2,359            330
*Cannondale Corporation                                       274          1,790
Clarcor Inc                                                 1,091         19,638
Coachmen Industries Inc                                       741         11,208
Collins Industries Inc                                        400          2,000
*Copart Inc                                                 1,291         56,159
*Delco Remy International Inc                                 869          7,169
*Dura Automotive Systems Inc                                  622         10,846
*Excelsior-Henderson Motorcycle                               482            346
Exide Corporation                                             955          7,938
*Featherlite Inc                                              400          2,250
*FinishMaster Inc                                             300          2,381
*Group 1 Automotive Inc                                       917         12,781
Harley-Davidson Inc                                         7,736        495,588
Hastings Manufacturing Company                                100            800
*Hayes Lemmerz International Inc                            1,550         27,028
Hertz Corporation Class A                                   2,020        101,253
*Holiday RV Superstores Inc                                   400          2,250
*Hometown Auto Retailers Inc - Class A                        400          1,425
Huffy Corporation                                             434          2,279
*Impco Technologies Inc                                       365          5,087
JLG Industries Inc                                          2,072         33,023
*Keystone Automotive Industries Inc                           786          4,618
*Lear Corporation                                           3,283        105,056
*Lithia Motors Inc Class A                                    425          7,597
*Lund International Holdings Inc                              200          1,175

Mascotech Inc                                               2,262         28,699
*McLaren Automotive Group Inc                                 593          1,334
Meritor Automotive Inc                                      3,488         67,580
*Miller Industries Inc - TN                                 1,720          4,945
Modine Manufacturing Company                                1,524         38,100
*Monaco Coach Corporation                                     835         21,345
*Motorcar Parts & Accessories                                 487            533
*National R V Holdings Inc                                    576         11,088
*Noble International Ltd                                      300          4,313
Oshkosh Truck Corporation                                     607         17,793
*R & B Inc                                                    461          2,132
*Raytech Corporation - DEL                                    300          1,013
Regal-Beloit Corporation                                    1,035         21,347
*Rush Enterprises Inc                                         397          5,757
*Safety Components International Inc                          400            350
Simpson Industries Inc                                        772          8,685
*Smart Choice Automotive Group Inc                          2,000            660
*Sonic Automotive Inc                                       1,012          9,867
Spartan Motors Inc                                            562          2,459
*Standard Automotive Corporation                              200          1,800
Standard Motor Products Inc                                   584          9,417
*Starcraft Corporation                                      2,200         15,675
*Strattec Security Corporation                                206          6,669
Superior Industries International Inc                       1,324         35,500
*Supreme Industries Inc                                       489          3,026
*TBC Corporation                                              882          5,513
Tenneco Automotive Inc                                      2,400         22,350
*The Coast Distribution System Inc - DE                       300            750
*The Colonel's International Inc                            1,089          7,351
*The Kroll-O'Gara Company                                   1,019         16,814
Titan International Inc                                       771          5,012
*Transportation Components Inc                              1,093          3,142
*Ugly Duckling Corporation                                    719          4,943
*United Auto Group Inc                                      1,064          9,510
Wabash National Corporation                                 1,027         15,405
Winnebago Industries Inc                                    1,020         20,464
Wynn's International Inc                                      841         11,879
                                                                     -----------
                                                                     $ 1,777,905
BANKING - 4.7%
1st Source Corporation                                        847         21,175
1st State Bancorp Inc                                         200          3,825
Abington Bancorp Inc                                          200          2,113
*ACE Cash Express Inc                                         366          6,771
Alabama National BanCorp - DE                                 387          7,305
Allegiant Bacorp Inc                                          285          2,779
Alliance Bancorp                                              422          7,807
AMB Financial Corporation                                     400          5,300
Ambanc Holding Company Inc                                    246          3,629
Amcore Financial Inc                                        1,295         31,080
Ameriana Bancorp                                              156          2,262
American Bancorp                                              140          2,293
*American Bancshares Inc                                      223          2,676
American Bank Conn Waterbury                                  167          4,008
American National Bankshares Inc                              600         10,050
ANB Corporation                                               468         18,603
Anchor Bancorp Wisconsin Inc                                1,023         15,473
Anchor Financial Corporation                                  539         14,823
Andover Bancorp Inc                                           239          6,692
Area Bancshares Corporation                                   700         17,150
Arrow Financial Corporation                                   287          5,579
ASB Financial Corporation                                     400          3,900
Associated Banc Corporation                                 3,031        103,812
Astoria Financial Corporation                               2,546         77,494
Atlantic Financial Corporation                                186          2,720

BancFirst Corporation                                         415         14,084
BancFirst Ohio Corporation                                    292          6,716
Banco Santander Puerto Rico                                 1,700         26,244
Bancorp Connecticut Inc                                       229          3,550
BancorpSouth Inc                                            2,798         45,642
Bancwest Corporation                                        5,412        105,534
Bank of Granite Corporation                                   512         11,008
Bank of South Carolina Corporation                            400          5,700
Bank of the Ozarks                                            169          3,296
*Bank Plus Corporation                                        868          2,496
Bank Santa Clara California                                   102          3,366
Bank United Corporation Class A                             1,467         39,976
BankAtlantic Bancorp Inc Class A                            1,133          4,673
*Bankfirst Corporation                                        419          3,614
Banknorth Group Inc                                         1,035         27,686
*Bankunited Financial Corporation Class A                     657          5,215
Bar Harbor Bankshares                                         163          2,893
Bay State Bancorp Inc                                         113          2,204
Bay View Capital Corporation                                1,442         20,452
BCSB Bankcorp Inc                                             273          1,809
Belmont Bancorp                                               893          5,693
Berkshire Bancorp Inc                                          95          3,325
Big Foot Financial Corporation                                400          5,000
*BOK Financial Corporation                                  2,321         46,891
Borel Bank & Trust San Mateo                                  129          2,338
*Boston Private Financial Holdings Inc                      1,300         11,050
Bostonfed Bancorp Inc                                         192          3,048
Brenton Banks Inc                                             924          9,356
Brodge View Bancorp                                           124          1,951
Brookline Bancorp Inc                                       1,301         12,685
Bryn Mawr Bank Corporation                                    458         10,935
BSB Bancorp Inc                                               706         13,591
BT Financial Corporation                                      783         17,233
*BWC Financial Corporation                                    200          3,875
California Independent Bancorp                                367          6,285
Camco Financial Corporation                                   257          2,634
Camden National Corporation                                   802         13,434
*Capital Bank Corporation                                     200          1,550
Capital City Bank Group Inc                                   326          7,009
*Capital Corporation of The West                              300          2,925
*Capital Crossing Bank                                        181          2,263
Capitol Bancorp Ltd                                           732          7,595
Carolina First Corporation                                  1,101         20,093
Carolina Southern Bank                                        160          2,075
Cascade Bancorp                                               751          9,388
*Cascade Financial Corporation                                250          2,641
Cathay Bancorp Inc                                            401         16,441
Cavalry Bancorp Inc                                           274          4,521
CB Bancshares Inc - Hawaii                                    131          3,856
CCB Financial Corporation                                   2,077         90,481
CCBT Financial Companies Inc                                  334          5,135
Cenit Bancorp Inc                                             178          3,082
*Centennial Bancorp                                           652          7,009
Center Bancorp Inc                                            210          3,170
*Central Coast Bancorp                                        338          5,577
Centura Banks Inc                                           1,550         68,394
Century Bancorp Inc Class A                                   161          2,616
Century South Banks Inc                                       493         11,031
CFS Bancorp Inc                                               846          7,878
Charter One Financial Inc                                  10,539        201,558
Chemical Financial Corporation                                603         19,221
Chester Valley Bancorp                                        697         10,978
Chittenden Corporation                                      1,549         45,889
Citizens Banking Corporation - MI                           2,343         52,425

Citizens Financial Services Inc                               225          3,769
Citizens First Financial Corporation                          722          8,664
City Holding Company                                          752         10,528
City National Corporation                                   2,453         80,796
*Civic Bacorp                                                 207          3,209
CKF Bancorp Inc                                               400          5,400
CNB Financial Corporation - NY                                780         12,090
CNBT Bancshares Inc                                           319          3,429
CNY Financial Corporation                                     239          4,302
Coast Bancorp                                                 242          5,838
Coastal Bancorp Inc                                           262          4,585
Coastal Financial Corporation                                 767          8,821
Codorus Valley Bancorp Inc                                    420          7,298
Colonial BancGroup Inc                                      5,491         56,969
Colorado Business Bankshares                                  946         12,062
Columbia Bancorp                                              204          2,308
*Columbia Banking System Inc                                  388          5,093
Comm Bancorp Inc                                               98          3,920
Commerce Bancorp Inc - NJ                                   1,319         53,337
Commerce Bancshares Inc                                     2,992        101,344
Commercial Bank of New York                                   237          2,637
Commercial Bankshares Inc - FL                                173          3,638
Commercial Federal Corporation                              2,908         51,799
Commercial National Financial Corporation - PA                261          4,568
Commonwealth Bancorp Inc                                      542          9,011
*Community Bancorp Inc                                        420          2,258
Community Bank Shares of Indiana Inc                          200          3,275
Community Bank System Inc                                     269          6,221
Community Banks Inc                                           252          5,765
Community Bankshares Inc - VA                                 161          3,542
Community Bankshares Inc                                      582          7,566
*Community Capital Corporation                                300          2,550
Community Financial Corporation - VA                          400          4,150
Community First Banking Company                               123          2,137
Community First Bankshares Inc                              2,411         37,973
Community Savings Bankshares                                  844         10,603
Community Trust Bancorp Inc                                   408          8,160
Community West Bancshares                                     400          2,850
Compass Bancshares Inc                                      5,559        124,024
*Cooperative Bankshares Inc                                   400          4,400
Cornerstone Bancorp Inc                                       100          1,125
Corus Bankshares Inc                                          651         15,624
CoVest Bancshares Inc                                         200          2,663
CPB Inc                                                       367         10,460
Cullen - Frost Bankers Inc                                  2,688         69,216
CVB Financial Corporation                                     973         22,501
Delphos Citizens Bancorp Inc                                  400          6,700
Desert Community Bank                                         354          7,523
Dime Bancorp Inc                                            5,391         81,539
Dime Community Bancshares                                     427          7,900
Downey Financial Corporation                                1,258         25,396
Drovers Bancshares Corporation - PA                           272          5,576
Eagle Bacshares Inc                                           211          3,033
East Texas Financial Services Inc                             400          3,700
East West Bancorp Inc                                       1,200         13,725
Eastern Virginia Bankshares                                   690         13,110
EFC Bancorp Inc                                               335          3,350
Elmira Savings Bank FSB                                       342          7,439
*Equitable Federal Savings Bank                               400          6,800
ESB Financial Corporation                                     800          9,500
F&M Bancorp - Frederick MD                                    406          8,222
F&M National Corporation                                    1,008         27,783
Farmers Capital Bank Corporation                              278          8,375
FCNB Corporation                                              688         10,492

FFD Financial Corporation                                     400          4,400
FFLC Bancorp Inc                                              164          2,501
FFW Corporation                                               400          5,100
FFY Financial Corporation                                     288          3,528
Fidelity Bancorp Inc - PA                                     400          5,300
Fidelity Bancorp Inc                                          107          1,792
Fidelity Bankshares Inc                                       750         10,594
Fidelity Financial of Ohio Inc                                500          8,938
Fidelity National Corporation                                 363          2,745
Finger Lakes Financial Corporation                            200          1,500
*First BanCorp                                              1,333         27,660
First Bancorp North Carolina                                  652         10,758
First Banking Co- S/E Georgia                                 573         11,102
First Banks America Inc                                       198          3,589
First Bankshares Inc                                          400          3,800
First Bell Bancorp Inc                                        229          3,492
First Busey Corporation Class A                               606         13,711
First Charter Corporation                                     808         12,019
*First Citizens BancShares Inc                                509         35,503
First Commerce Bancshares Inc Class A                         583         12,535
First Commonwealth Financial Corporation                    2,868         34,416
First Community Financial Corporation                         200          3,400
First Defiance Financial Corporation                          301          3,161
*First Essex Bancorp Inc                                      278          3,996
First Federal Financial of Kentucky                           552         12,282
First Federal Bancorp                                         600          3,825
First Federal Bancorp Inc - OH                                600          4,425
First Federal Bancshares of Arkansas                          204          3,226
First Federal Bankshares Inc                                  529          4,563
First Federal Capital Corporation                             681          9,960
First Federal of East Hartford                                138          4,140
First Financial Bancorp                                     2,211         47,258
First Financial Bankshares Inc                                426         13,100
First Financial Corporation - IN                              322         13,363
First Financial Corporation                                   400          5,150
First Financial Holdings Inc                                  501          8,016
First Franklin Corporation                                    400          5,400
First Georgia Holding Inc                                     900          4,331
First Independence Corporation                                400          4,000
First Indiana Corporation                                     468         10,179
First International Bancorp Inc                               555          4,440
First Keystone Financial Inc                                  400          3,900
First Mariner Bancorp                                         400          3,300
First Merchants Corporation                                   771         20,239
First Midwest Bancorp Inc - IL                              1,948         51,622
First Midwest Financial Inc                                   400          4,500
First Mutual Bancshares Inc                                   220          2,640
First Northern Capital Corporation                            324          3,119
*First Oak Brook Bancshares Class A                           164          3,034
First of Long Island Corporation                              314          9,224
First Place Financial Corporation                             700          7,438
First Republic Bank                                           324          7,614
First Savings Bancorp Inc                                     166          3,071
First Security Corporation                                  9,977        254,726
First Security Financial Inc                                  400          4,325
First Sentinel Bancorp Inc                                  1,930         15,078
First Southern Bancshares                                     400          4,700
First State Bancorp                                           228          3,135
First Tennessee National Corporation                        6,737        192,005
First United Bancshares Inc                                 1,131         15,127
First United Corporation                                      727         10,360
First Virginia Banks Inc                                    2,440        104,920
First Washington Bancorp Inc                                  421          6,210
*First West Virgina Bancorp Inc                               240          3,960

Firstfed America Bancorp Inc                                  289          3,324
Firstfed Financial Corporation                                945         13,289
Firstmerit Corporation                                      4,390        100,970
Firstspartan Financial Corporation                            146          2,628
*Flag Financial Corporation                                 1,000          7,000
Flagstar Bancorp Inc                                          611         10,540
Florida Banks Inc                                             400          2,413
FloridaFirst Bancorp                                          400          3,500
Flushing Financial Corporation                                414          6,132
FMS Financial Corporation                                   1,000          9,250
FNB Corporation - NC                                          534          8,544
FNB Corporation                                               794         17,667
FNB Financial Services Corporation                            153          1,607
Foothill Independent Bancorp                                  820         10,660
Frontier Financial Corporation                                704         14,080
FSF Financial Corporation                                     400          4,900
FVNB Corporation                                              406         14,210
Ga Financial Inc                                              263          3,485
Gaston Federal Bancorp Inc                                    201          2,286
GBC Bancorp                                                   633         12,225
German American Bancorp                                       334          5,762
GFSB Bancorp Inc                                              400          5,400
Glacier Bancorp Inc                                           338          5,450
Gold Banc Corporation Inc                                   1,010          9,090
*Golden State Bancorp                                       6,156        106,191
Grand Premier Financial Inc                                   810         11,998
Granite State Bankshares Inc                                  218          4,333
Great Southern Bancorp Inc                                    289          6,358
Greater Bay Bancorp                                           429         18,393
Greater Community Bancorp                                     410          3,741
Greater Delaware Valley Savings Bank                          200          1,700
Greenpoint Financial Corporation                            5,280        125,730
GS Financial Corporation                                      400          4,900
Guaranty Bancshares Inc                                       300          2,813
Guaranty Federal Bancshares Inc                               400          4,050
Guaranty Financial Corporation                                400          3,300
*Gulf West Banks Inc                                          410          3,588
Habersham Bancorp                                             400          5,100
Hallmark Capital Corporation                                  200          1,800
*Hamilton Bancorp Inc                                         370          6,568
Hancock Holding Company                                       468         18,135
Harbor Florida Bancshares Inc                               1,383         17,893
Hardin Bancorp Inc                                            200          3,000
Harleysville National Corporation                             481         15,633
Harleysville Savings Bank                                     506          6,768
Harrington Financial Group Inc                                600          4,313
Harris Financial Inc                                        1,507         11,303
Haven Bancorp Inc                                             326          5,033
*Hawthorne Financial Corporation                              700          8,750
*Heritage Bancorp Inc                                         170          2,635
Heritage Bancorp Inc - South Carolina                         800          2,950
*Heritage Commerce Corporation                                365          5,840
Heritage Financial Corporation                                443          3,821
HF Financial Corporation                                      212          2,491
Highland Bancorp Inc                                          282          5,358
Hingham Institution for Savings                               400          5,800
HMN Financial Inc                                             241          2,711
Home Bancorp                                                   97          1,685
Home City Financial Corporation                               400          5,000
Home Federal Bancorp                                          189          4,253
Home Financial Bancorp                                        600          4,050
Hopfed Bancorp Inc                                            180          2,858
Horizon Financial Corporation                                 276          2,622
Hudson City Bancorp Inc                                     3,000         40,313

Hudson River Bancorp Inc                                      658          6,662
Hudson United Bancorp                                       2,438         62,321
*Imperial Bancorp                                           2,241         54,064
Independence Community Bank Corporation                     3,455         43,188
Independence Federal Savings Bank                             400          4,800
Independent Bank Corporation - Massachusetts                  548          6,850
Independent Bank Corporation - Michigan                       978         14,303
Indiana United Bancorp                                        576         10,800
Industrial Bancorp Inc                                        180          2,678
Interchange Financial Service - New Jersey                    636         10,415
International Bancshares Corporation                          790         34,958
InterWest Bancorp Inc                                         707         13,610
Investors Financial Services Corporation                      600         27,600
Iroquois Bancorp Inc                                          200          2,950
Irwin Financial Corporation                                   969         17,260
ISB Financial Corporation                                     253          3,479
*ITLA Capital Corporation                                     700          8,794
Jacksonville Savings Bank                                     400          3,250
James River Bankshares Inc                                    200          2,325
Jefferson Savings Bancorp Inc                               1,071         11,312
JSB Financial Inc                                             428         22,203
Kankakee Bancorp Inc                                          382          7,545
Keystone Financial Inc                                      2,401         50,571
Klamath First Bancorp Inc                                     365          4,334
Lake Ariel Bancorp Inc                                        215          3,171
Lakeland Financial Corporation                                313          4,675
Lamar Capital Corporation                                     400          4,450
Leeds Federal Bankshares Inc                                  232          2,262
Letchworth Independent Bcshs                                  151          2,888
Lexington B & L Financial Corporation                         400          5,200
Logansport Financial Corporation                              400          4,000
LSB Bancshares Inc                                            321          5,056
M & T Bank Corporation                                        351        145,402
MAF Bancorp Inc                                             1,136         23,785
Mahaska Investment Company                                  1,062         13,275
Main Street Bancorp Inc                                       383          3,782
Marathon Financial Corporation                                400          2,475
Marshall & Ilsley Corporation                               5,245        329,452
Massbank Corporation                                          330          9,735
MECH Financial Inc                                            192          6,636
Medford Bancorp Inc                                           321          5,337
Mercantile Bankshares                                       3,294        105,202
Merchants Bancorp Inc - Delaware                              191          5,420
Merchants Bancshares Inc                                      462          9,875
Merchants New York Bancorp Inc                                868         14,865
Merrill Merchants Bancshares Inc                              300          2,775
Metrocorp Bancshares Inc                                      513          4,232
*Metropoitan Financial Corporation                          1,200          5,400
Metrowest Bank - MA                                           637          3,782
MFB Corporation                                               400          6,675
Michigan Financial Corporation                                238          6,560
Mid Coast Bancorp                                             630          4,390
Mid Penn Bancorp Inc                                          229          5,124
MidAmerica Bancorp                                            470         13,395
Mid-State Bancshares                                          450         14,344
Midwest Banc Holdings Inc                                     415          5,706
Mississippi Valley Bancshares Inc                             424         11,448
MNB Bancshares Inc                                            420          3,465
Monterey Bay Bancorp Inc                                      167          1,691
Montgomery Financial Corporation                              200          1,625
National Bancorp of Alaska Inc                              1,476         41,420
*National Bancshares Corporation of Texas                     188          2,750
National City Bancorp                                         326          5,461
National City Bancshares Inc - Indiana                        797         20,025

National Commerce Banorp                                    5,374        121,923
National Penn Bancshares Inc                                  798         20,050
NBT Bancorp Inc                                               586          9,083
*Net.B@nk Inc                                               1,378         25,493
Newsouth Bancorp Inc                                          182          3,367
Niagara Bancorp Inc                                         1,331         13,643
North Central Bancshares Inc                                  138          2,070
*North County Bancorp                                         200          4,175
North Fork Bancorp Inc                                      6,684        116,970
Northeast Bancorp                                             716          5,818
Northeast Indiana Bancorp Inc                                 440          5,445
*Northern Bank of Commerce                                    300          1,088
Northern States Financial Corporation                         464         10,440
Northway Financial Inc                                        309          8,034
Northwest Bancorp Inc                                       2,096         14,541
Northwest Equity Corporation                                  400          8,900
Norwood Financial Corporation                                 200          4,150
NS & L Bancorp                                                480          4,980
NSD Bancorp Inc                                               528          9,240
Nutmeg Federal Savings & Loan                                 210          1,680
Oak Hill Financial Inc                                        196          2,867
OceanFirst Financial Corporation                              544          9,418
Ohio Valley Banc Corporation                                  326         10,677
Old National Bancorp                                        2,336         75,774
Old Second Bancorp Inc                                        224          5,712
One Valley Bancorp Inc                                      1,653         50,623
Oregon Trail Financial Corporation                            200          2,013
Oriental Financial Group Inc                                  605         13,348
Ottawa Financial Corporation                                  623         11,292
Pab Bankshares Inc                                            471          6,270
Pacific Bank NA                                               598         16,557
Pacific Capital Bancorp                                     1,080         33,210
Pacific Century Financial Corporation                       3,988         74,526
Pamrapo Bancorp Inc                                           127          2,826
Park National Corporation                                     536         51,456
Parkvale Financial Corporation                                633         10,168
Pathfinder Bancorp Inc                                        400          3,550
Patriot Bank Corporation                                      228          2,451
*PBOC Holdings Inc                                            806          7,607
Peekskill Financial Corporation                               400          5,100
Pennfed Financial Services Inc                                339          5,127
*Pennsylvania Commerce Bancorp Inc                            255          5,100
Peoples Bancorp - Auburn                                      145          2,266
Peoples Bancorp Inc                                           232          4,988
People's Bancshares Inc                                       200          3,500
Peoples Banctrust Company Inc                                 689          9,474
Peoples Bank of North Carolina                                465          6,859
People's Bank                                               3,291         69,522
Peoples Financial Corporation - Ohio                          200          1,550
Peoples Heritage Financial Group Inc                        5,051         76,081
Peoples Holding Company                                       215          6,208
Permanent Bancorp Inc                                         200          3,475
PFF Bancorp Inc                                               569         11,024
PHS Bancorp Inc                                               400          3,300
Piedmont Bancorp Inc                                          400          4,525
Pinnacle Bancshares Inc                                       800          6,500
Pittsburgh Home Financial Corporation                         400          4,750
Popular Inc                                                 7,068        197,462
Premier Bancshares Inc                                      1,213         16,527
Premier Financial Bancorp                                     234          2,106
Premier National Bancorp Inc                                  577         10,638
Prime Bancshares Inc                                          379          9,096
Princeton National Bancorp                                    171          1,902
Progress Finl Corporation                                     246          3,106

Prosperity Bancshares Inc                                     231          3,696
Provident Bankshares Corporation                            1,139         19,719
Provident Financial Group                                   2,118         75,983
*Provident Financial Holdings Inc                             200          3,300
PVF Capital Corporation                                       220          2,503
*Quad City Holdings Inc                                       200          2,700
*Quaker City Bancorp Inc                                      700         11,375
Queens County Bancorp Inc                                     951         25,796
R&G Financial Corporation Class B                             374          4,301
Redwood Empire Bancorp                                        151          2,888
Reliance Bancorp Inc                                          320         11,040
Republic Bancorp Inc                                        2,040         24,770
*Republic Bancorp Inc Class A                                 540          4,624
*Republic Bancshares Inc                                      454          5,675
Republic First Bancorp Inc                                    248          1,287
Republic Security Financial Corporation                     2,115         15,136
Resource Bankshares Corporation                               200          1,725
Richmond County Financial Corporation                       1,600         28,900
Riggs National Corporation                                  1,371         18,080
Riverview Bancorp                                             259          2,509
Roslyn Bancorp Inc                                          3,452         63,862
Royal Bancshares of Pennsylvania Class A                      813         12,191
S&T Bancorp Inc                                             1,236         28,660
Sandy Spring Bancorp Inc                                      354          9,558
Seacoast Banking Corporation of Florida                       184          5,267
Second Bancorp Inc                                            573         12,821
Security Holding Bank Company                                 420          2,363
*Shoreline Financial Corporation                              422          7,807
Silicon Valley Bancshares                                   1,123         55,589
*Simmons First National Corporation Class A                   211          5,275
Six Rivers National Bank                                      200          2,650
SJNB Financial Corporation                                    110          3,355
Sky Financial Group Inc                                     3,886         78,204
SNB Bancshares Inc                                            200          2,850
Sound Federal Bancorp                                         233          2,126
South Alabama BanCorp                                         840         10,238
Southside Bankshares Corporation                              320          2,800
*Southwest Bancorp Inc - Oklahoma                             440          8,800
Southwest Bancorp of Texas Inc                              1,438         28,490
Southwest Georgia Financial Corporation                       134          1,943
Sovereign Bancorp Inc                                      10,732         79,987
St Francis Capital Corporation                                340          6,333
State Bancorp Inc                                             754         10,792
State Financial Services Corporation Class A                  371          4,452
StateFed Financial Corporation                                200          1,800
Staten Island Bancorp Inc                                   1,992         35,856
Statewide Financial Corporation                               200          5,050
Sterling Bancorp-NY                                           318          5,088
Sterling Bancshares Inc - TX                                  995         11,132
*Sterling Financial Corporation - PA                          296          9,176
Sterling Financial Corporation - Spokane                      360          4,140
Suffolk Bancorp                                               224          5,908
*Summit Bancshares Inc - TX                                   640         11,840
*Summit Financial Corporation                                 210          2,520
Sun Bancorp Inc                                               746          7,413
Sun Bancorp Inc                                               252          4,851
*Susquehanna Bancshares Inc                                 1,704         27,051
SVB Financial Services Inc                                    315          2,796
SY Bancorp Inc                                                242          5,294
TCF Financial Corporation                                   4,287        106,639
Team Financial Inc                                            300          2,700
*Telebanc Financial Corporation                             1,606         41,756
Texas Regional Bancshares Class A                             644         18,676
TF Financial Corporation                                      129          1,709

*The Banc Corporation                                         390          2,974
The Savannah Bancorp Inc                                      336          6,620
The Trust Company of New Jersey                               885         20,244
Thistle Group Holdings Company                                402          2,814
TIB Financial Corporation                                     300          3,038
Timberland Bancorp Inc                                        267          3,004
Tompkins County Trustco Inc                                   179          5,169
Triangle Bancorp Inc                                        1,125         21,797
Trico Bancshares                                              659         12,686
Troy Financial Corporation                                    700          7,131
TrustCo Bank Corporation - NY                               2,496         33,072
Trustmark Corporation                                       3,456         74,682
Twin City Bancorp Inc                                         400          6,700
*Ucbh Holdings Inc                                            344          7,074
UMB Financial Corporation                                     998         37,663
Union Bankshares Corporation                                  776         11,349
Union Community Bancorp                                       300          3,300
Unionbancal Corporation                                     8,339        328,869
United Bancorp Inc - Ohio                                     131          2,063
United Bankshares Inc                                       2,124         50,711
United Community Financial Corporation                      1,435         14,260
United National Bancorp - NJ                                  584         12,958
*United Panam Financial                                       772          1,496
*United Security Bancorp                                      800         10,000
Unity Bancorp Inc                                             300          1,800
US Trust Corporation                                        1,032         82,754
USB Holding Company Inc                                       583          9,292
USBANCORP - Pennsylvania                                      503          5,910
UST Corporation                                             2,312         73,406
*Vail Banks Inc                                               359          3,545
Valley National Bancorp                                     3,044         85,232
*VIB Corporation                                            1,307          9,966
Virginia Capital Bancshares Inc                               700         11,288
*Virginia Commerce Bancorp Inc                                440          5,830
Vista Bancorp Inc                                             576          9,720
VRB Bancorp                                                   588          3,565
W Holding Company Inc                                       1,989         20,636
Warren Bancorp Inc                                            354          2,655
Warwick Community Bancorp                                     243          2,643
Washington Federal Inc                                      2,707         53,463
Washington Trust Bancorp Inc                                  368          6,532
Webster Financial Corporation                               2,569         60,521
WesBanco Inc                                                  935         24,310
West Coast Bancorp - OR                                       576          7,776
Westamerica Bancorppration                                  1,808         50,511
Westcorp                                                      976         14,152
Westerfed Financial Corporation                               206          3,142
Western Ohio Financial Corporation                             96          1,584
Westwood Homestead Financial Corporation                      300          3,225
WHG Bancshares Corporation                                    400          3,000
Whitney Holding Corporation                                 1,045         38,730
Winton Financial Corporation                                  300          3,938
*Wintrust Financial Corporation                               300          4,575
WSFS Financial Corporation                                    437          5,517
WVS Financial Corporation                                     159          1,938
Yardville National Bnacorp                                    822          9,556
York Financial Corporation                                    370          4,158
Zions Bancorp                                               4,298        254,388
                                                                     -----------
                                                                     $ 9,575,729
BEVERAGES, FOOD & TOBACCO - 1.4%
*800-JR Cigar Inc                                             567          4,926
*Agribrands International Inc                                 477         21,942
Alico Inc                                                     759         12,713
Amcon Distributing Company                                    200          1,675

*American Italian Pasta Company Class A                       809         24,877
*Aurora Foods Inc - DE                                      3,197         29,772
*Balance Bar Company                                        1,618         22,045
*Ben & Jerry's Homemade Inc Class A                           267          6,642
*Beringer Wine Estates Holdings Inc Class B                   808         32,219
Bob Evans Farms Inc                                         1,833         28,297
*Boston Beer Company Inc Class A                              604          4,341
Bridgeford Food Corporation                                 1,119         10,840
Brooke Group Ltd                                              983         14,684
*Bush Boake Allen Inc                                         962         23,629
*Cadiz Inc                                                  1,489         14,146
Cagle's Inc Class A                                           614          6,984
*Canandaigua Brands Inc Class A                               899         45,849
*Celestial Seasonings Inc                                     307          5,713
*Chalone Wine Group Ltd                                     1,120          9,730
Chiquita Brands International Inc                           2,926         13,899
Coca-Cola Bottling Company                                    474         22,456
Corn Product International Inc                              1,903         62,323
Dean Foods Company                                          1,960         77,910
*Del Monte Foods Company                                    2,596         31,963
*Delicious Brands Inc                                         191            269
Dimon Inc                                                   2,042          6,637
Dole Food Company                                           2,850         46,313
Dreyer's Grand Ice Cream Inc                                1,221         20,757
Earthgrains Company                                         2,023         32,621
Farmer Brothers Company                                        86         13,674
Fleming Company Inc                                         1,711         17,538
Flowers Industries Inc                                      4,966         79,146
*Fresh America Corporation                                    796          3,881
*Fresh Del Monte Produce Inc                                2,629         23,661
*Gardenburger Inc                                             319          2,113
*Geerlings & Wade Inc                                         200          1,388
*General Cigar Holdings Inc                                 1,442         11,987
Golden Enterprises                                            544          1,360
*Golden State Vintners Inc Class B                            229          1,202
*Green Mountain Coffee Inc                                  1,200          9,450
*Gumtech International Inc                                    270          4,320
*Hansen Natural Corporation                                   400          1,725
*Hines Horticulture Inc                                       814          6,868
*Holt's Cigar Holdings Inc                                  2,346          8,504
*Horizon Organic Holding Corporation                          954          7,155
Hormel Foods Corporation                                    3,793        154,091
IBP Inc                                                     4,453         80,154
Imperial Sugar Company                                      1,185          3,925
*International Home Foods Inc                               3,565         61,942
International Multifoods Corporation                          838         11,104
Interstate Bakeries Corporation                             3,520         63,800
*J & J Snack Foods Corporation                                332          6,806
JM Smucker Company                                          1,503         29,309
*Keebler Foods Company                                      4,061        114,216
Lancaster Colony Corporation                                2,193         72,643
Lance Inc                                                   1,641         16,410
*Marketing Specialists Corporation                            266            998
Maui Land & Pineapple Company                                 321          5,577
McCormick & Company Inc                                     3,552        105,672
Michael Foods Inc                                             948         23,345
*Midwest Grain Products, Inc                                1,057          7,795
Morrison Management Specialists Inc                           445          9,595
*M&F Worldwide Corporation                                  1,561          7,903
Nabisco Holdings Corporation Class A                        2,499         79,031
Nash Finch Company                                            418          2,665
*National Beverage Corporation                                681          5,618
Northland Cranberries Class A                                 727          4,362
*Odwalla Inc                                                  100            594

*Omega Protein Corporation                                  2,495          7,797
*PepsiAmericas Inc                                            792          2,970
*Performance Food Group Company                               862         21,011
Pilgrim's Pride Corporation Class B                         1,234         10,258
*Ralcorp Holdings Inc                                       1,428         28,471
*Rica Foods Inc                                               336          3,990
Riviana Foods Inc                                             667         11,839
RJ Reynolds Tobacco Holdings Inc                            5,100         89,888
Sanderson Farms Inc                                         1,029          8,811
Seaboard Corporation                                           66         12,821
*Seneca Foods Corporation Class A                             400          4,600
Smart & Final Inc                                             830          6,018
*Smithfield Foods Inc                                       2,379         57,096
*SonomaWest Holdings Inc                                      400          2,400
Standard Commercial Corporation                               573          2,041
*Suiza Foods Corporation                                    1,866         73,940
*Suprema Specialties Inc                                      400          3,150
*Sylvan Inc                                                   985          8,373
Tasty Baking                                                  988          8,336
*The Hain Food Group Inc                                      595         13,313
The Pepsi Bottling Group Inc                                8,000        132,500
*The Robert Mondavi Corporation Class A                       362         12,580
Tootsie Roll Industries Inc                                 1,697         55,895
Tyson Food Inc                                             11,442        185,933
*United Natural Foods Inc                                     813          9,756
Universal Corporation                                       1,706         38,918
Universal Foods Corporation                                 2,590         52,771
*U.S. Foodservice Inc                                       4,830         80,903
Weider Nutrition International                                414          1,527
Whitman Corporation                                         7,213         96,925
*WLR Foods Inc                                              1,605          9,229
*Yocream International Inc                                    200            800
*Zapata Corporation                                           880          4,070
                                                                     -----------
                                                                     $ 2,756,629
BUILDING MATERIALS - 0.4%
Amcol International Corporation                             1,498         24,155
Andersons Inc                                               1,001          8,258
Apogee Enterprises Inc                                      1,219          6,171
*Barnett Inc                                                  697          7,231
*Cameron Ashley Building Prods                                418          4,180
*CapRock Communications Corporation                         1,494         48,462
Carbo Ceramics Inc                                            838         18,331
Centex Construction Products Inc                              909         35,451
Chemed Corporation                                            462         13,225
*Comfort Systems USA Inc                                    1,859         13,710
*Continental Materials Corporation                            100          2,275
Elcor Corporation                                             970         29,221
Florida Rock Industries Inc                                   945         32,543
*Group Maintenance America Corporation                      1,811         19,355
*Integrated Electrical Services Inc                         1,692         17,026
*International Smart Sourcing Inc                             200          1,400
Johns Manville Corporation                                  7,695        107,730
Kennametal Inc                                              1,536         51,648
Lafarge Corporation                                         3,501         96,715
Lawson Products Inc                                           398          9,204
Martin Marietta Inc                                         2,283         93,603
Noland Company                                                136          2,431
*Plymouth Rubber Company Inc Class A                          400          3,250
Puerto Rican Cement Company Inc                               198          6,732
*Rock of Ages Corporation                                     174            794
*Schuff Steel Company                                       1,700          6,800
*Service Experts Inc                                          779          4,528
Southdown Inc                                               2,122        109,548
*Swiss Army Brands Inc                                        353          2,515

United States Lime & Minerals Inc                             600          4,200
USG Corporation                                             2,723        128,321
Watts Industries Inc                                        1,201         17,715
*Wickes Inc                                                   500          2,688
Wolohan Lumber Company                                        262          3,177
                                                                     -----------
                                                                     $   932,593
CHEMICALS - 1.1%
A Schulman Inc                                              1,588         25,904
Aceto Corporation                                             299          3,289
*Advanced Technical Products Inc                              200          2,788
*AEP Industries Inc                                           445         11,459
*Airgas Inc                                                 3,751         35,635
Albemarle Corporation                                       2,402         46,088
*American Pacific Corporation                                 367          3,120
American Vanguard Corporation                                 200          1,225
*Applied Extrusion Technologies Inc                           496          3,038
Arch Chemicals Inc                                          1,000         20,938
*Atlantis Plastics Inc Class A                                600          8,400
Balchem Corporation - Class B                                 200          1,600
Brady Corporation Class A                                   1,007         34,175
*Brunswick Technologies Inc                                 1,700          6,056
Cabot Corporation                                           3,477         70,844
Calgon Carbon Corporation                                   1,736         10,308
Cambrex Corporation                                         1,490         51,312
*CFC International Inc                                        800          4,900
Chase Corporation                                             100          1,088
ChemFirst Inc                                                 841         18,397
Church & Dwight Company Inc                                 2,224         59,353
CK Witco Corporation                                        6,006         80,330
*Core Materials Corporation                                   900          2,081
CPAC Inc                                                      303          2,462
*Cytec Industries Inc                                       2,135         49,372
*Denali Inc                                                   200            625
*Detrex Corporation                                           200            775
*Eco Soil Systems Inc                                         815          3,515
Ethyl Corporation                                           4,434         17,459
Ferro Corporation                                           1,885         41,470
*Foamex International Inc                                   1,022          8,495
Fuller (H B) Company                                          725         40,555
Gentek Inc                                                    933          9,738
Geon Company                                                1,245         40,463
Georgia Gulf Corporation                                    1,579         48,061
*Gundle/Slt Environmental Inc                                 588          2,058
Hanna (M A) Company                                         2,418         26,447
Hawkins Chemical Inc                                          418          3,631
*Home Products International Inc                              456          4,731
IMC Global Inc                                              5,915         96,858
*JLM Industries Inc                                           500          1,688
*Landec Corporation                                           573          4,298
Lesco Inc                                                     309          5,253
Lilly Industries Inc Class A                                1,138         15,292
Liqui-Box Corporation                                         171          8,465
Lubrizol Corporation                                        2,866         88,488
Lyondell Chemical Company                                   7,042         89,786
MacDermid Inc                                               1,324         54,367
*McWhorter Technologies Inc                                   381          6,096
Millennium Chemicals Inc                                    3,774         74,537
Minerals Technologies Inc                                   1,185         47,474
Mining Services International Corporation                     200            600
Mississippi Chemical Corporation                            1,177          7,283
Myers Industries Inc                                        1,000         15,750
*Nanophase Technologies Corporation                           900          4,388
NL Industries Inc                                           2,732         41,151
Northern Technologies International Corporation               100            738

*NuCo2 Inc                                                    322          4,709
*OEA Inc                                                      759          3,700
Olin Corporation                                            2,793         55,336
OM Group Inc                                                1,260         43,391
Omnova Solutions Inc                                        2,357         18,267
Penford Corporation                                           771         13,300
Raven Industries Inc                                          210          3,071
*Reunion Industries Inc                                     1,900          3,325
Rollins Inc                                                 1,366         20,490
RPM Inc                                                     6,047         61,604
Solutia Inc                                                 5,427         83,779
*Southwall Technologies Inc                                   200            925
Spartech Corporation                                        1,702         54,890
*Spinnaker Industries Inc Class A                             159          1,868
*Spinnaker Industries Inc                                     168          1,995
*Surmodics Inc                                                324          9,720
*Synthetech Inc                                               635          2,381
*Syntroleum Corporation                                     1,092          8,873
Terra Industries Inc                                        3,350          5,444
The Dexter Corporation                                      1,241         49,330
The Flamemaster Corporation                                   200          1,200
*The Scotts Company Class A                                   935         37,634
*Triple S Plastics Inc                                        200          2,775
Tuscarora Inc                                                 350          4,244
*Uniroyal Technology Corporation                              560         14,280
*US Home & Garden Inc                                         881          2,478
USEC Inc                                                    5,274         36,918
*U.S. Plastic Lumber Company                                1,954         15,021
Valhi Inc                                                   6,622         69,531
*Valley National Gases Inc                                    430          1,371
Valspar Corporation                                         2,255         94,428
*Vertex Pharmaceuticals Inc                                 1,133         39,655
*Viskase Companies Inc                                        664          1,868
Vulcan International Corporation                              200          6,300
Wellman Inc                                                 1,400         26,075
West Pharmaceutical Services Inc                              771         23,853
                                                                     -----------
                                                                     $ 2,188,726
COMMERCIAL SERVICES - 4.8%
Aaron Rents Inc Class A                                       771         14,071
ABM Industries Inc                                          1,056         21,516
*Access Worldwide Communications Inc                          601          1,427
*ACMAT Corporation Class A                                    300          2,175
*Acnielson Corporation                                      2,755         67,842
*Acsys Inc                                                    645          1,088
*Administaff Inc                                              535         16,184
*ADVO Inc                                                   1,002         23,798
*Affymetrix Inc                                             1,227        208,207
*AHL Services Inc                                             930         19,414
*AHT Corporation                                            3,000         14,063
Airlease Ltd LP                                               206          2,292
*Akamai Technologies Inc                                      400        131,050
*Alternative Resources Corporation                            688          3,784
*Ambassadors International Inc                                965         10,555
American Business Products Inc - GA                           698          8,158
*Amtran Inc                                                   737         14,279
*Andover.Net Inc                                              500         24,944
Angelica Corporation                                          322          3,140
*AnswerThink Consulting Group Inc                           2,281         78,124
*Apollo Group Inc Class A                                   3,663         73,489
*Applied Anlytical Industries Inc                             732          6,680
*Applied Graphics Technologies Inc                          1,125          9,703
*ASI Solutions Inc                                            300          1,275
*Atrix Laboratories Inc                                     1,316          6,827
*Aurora Biosciences Corporation                               626         16,589

*AXENT Technologies Inc                                     1,416         29,736
*Barrett Business Services Inc                              1,000          6,625
*Barringer Technologies Inc                                   640          3,920
*Berlitz International Inc                                    351          6,033
*Bestway Inc                                                1,400          7,000
*Billing Concepts Corporation                               1,628         10,582
*Bionova Holding Corporation                                2,500          3,750
*Bioreliance Corporation                                    1,449          8,287
*Bio-Technology General Corporation                         2,279         34,755
*Blount International Inc                                   1,465         23,351
*Blue Rhino Corporation                                       481          4,690
Bowne & Company Inc                                         1,646         22,221
*Breakaway Solutions Inc                                      800         58,400
*Bright Horizons Family Solutions Inc                         519          9,731
*Brookdale Living Communities Inc                             426          5,272
*Building One Services Corporation                          2,116         19,970
*Burns International Services Corporation                   1,052         11,375
*Business Resource Group                                      400          2,125
*Butler International Inc                                     900          9,900
Cadmus Communications Corporation                             890          7,565
*Caliber Learning Network Inc                                 300            863
*Capital Senior Living Corporation                            727          3,680
*Career Education Corporation                                 319         12,242
*Careerbuilder Inc                                            700          4,506
*Carriage Services Inc Class A                                507          3,010
*Catalytica Inc                                             1,261         17,102
*CDI Corporation                                              862         20,796
*Celgene Corporation                                          805         56,350
Central Parking Corporation                                 1,822         34,846
*Cephalon Inc                                               1,659         57,339
*Cerner Corporation                                         1,467         28,882
*Charles River Associates Inc                                 372         12,462
*Childrens Comprehensive Service                            1,470          8,269
*Childtime Learning Centers Inc                               700          8,663
*Choicepoint Inc                                            1,610         66,614
*Circle.com                                                   821         10,109
*Clintrials Inc                                               672          2,772
*CMGI Inc                                                   5,830      1,614,181
*Coinmach Laundry Corporation                                 467          4,962
*Coinstar Inc                                                 761         10,654
*Collateral Therapeutics Inc                                  387          7,401
*Comarco Inc                                                  197          4,630
*Comforce Corporation                                         719          2,067
*Comps.com Inc                                              1,200          9,450
*Computer Learning Center                                     780          1,877
*Concepts Direct Inc                                          200          2,175
*Concord EFS Inc                                           10,426        268,470
*Conrad Industries Inc                                        300            975
*Consolidated Graphics Inc                                    726         10,845
*Convergys Corporation                                      7,723        237,482
*COR Therapeutics Inc                                         996         26,768
*Corinthian Colleges Inc                                      600         14,325
*Cornell Corrections Inc                                      427          3,576
*Correctional Services Corporation                          1,387          6,068
*Corrpro Companies Inc                                      1,200          7,050
*CORT Business Services Corporation                           482          8,405
*CSS Industries Inc                                           480         10,260
*Cubist Pharmaceuticals Inc                                   744         14,322
*Cunningham Graphics International Inc                        236          3,289
*CuraGen Corporation                                          700         48,825
*CV Therapeutics Inc                                          700         18,244
*Data Transmission Network Corporation                        424          7,314
Delta & Pine Land Company                                   2,014         34,993
*DeVry Inc                                                  3,501         65,206

*Diamond Technology Partners Inc                              763         65,570
*Digital Courier Technology Inc                               997          9,596
*Dispatch Management Services Corporation                   1,400          4,113
*DualStar Technologies Corporation                            400          3,050
Duff & Phelps Credit Rating Company                           171         15,208
*Eagle USA Airfreight Inc                                   1,407         60,677
*Earl Scheib Inc                                            1,000          2,938
*eBenx Inc                                                    510         32,134
*Edison Schools Inc                                         1,900         29,925
*Education Management Corporation                           1,305         18,270
*Emisphere Technologies Inc                                   505         15,182
*Employee Solutions Inc                                       800            550
*EntreMed Inc                                                 578         14,811
*E-Stamp Corporation                                        1,600         35,600
*Exactis.com Inc                                              600         14,588
*Exponent Inc                                                 300          1,988
*First Consulting Group Inc                                   994         15,407
*flightserv.com                                             1,100          9,763
Food Technology Service Inc                                   450          2,728
*Franklin Covey Company                                     1,025          7,688
*FTI Consulting Inc                                           600          3,000
*FYI Inc                                                      606         20,604
G & K Services Inc Class A                                  1,016         32,893
*Gaiam Inc                                                    300          4,763
Galileo International Inc                                   4,894        146,514
*Gartner Group Inc Class B                                  4,600         63,538
General Employment Enterprises Inc                            230          1,064
General Magnaplate Corporation                                300            881
*Genome Therapeutics Corporation                              820         13,223
*Gilman & Ciocia Inc                                          935          7,655
*Global Vacation Group Inc                                    595          1,711
*GRC International Inc                                        457          5,427
*Griffin Land & Nurseries Inc                                 800          9,200
*GTS Duratek Inc                                              630          4,961
*Hagler Bailly Inc                                            725          3,625
*Hanover Direct Inc                                        10,857         39,357
*Harris Interactive Inc                                     3,360         43,890
*Headway Corporate Resources                                  665          2,909
*Health Risk Management Inc                                   100            613
*Healthcare Recoveries Inc                                  2,124          7,700
*Healthcare Services Group Inc                              1,214          8,498
Healthplan Services Corporation                             1,713          5,996
*Heidrick & Struggles International Inc                       800         33,800
*Hoover's Inc                                                 200          1,750
*Hotelworks.com Inc                                           542          2,710
*HotJobs.com Ltd                                            1,700         74,269
*ICOS Corporation                                           2,416         70,668
*ICT Group Inc                                                600          7,350
*Incyte Pharmaceuticals Inc                                 1,241         74,460
*Innovative Valve Technologies Inc                          1,300          2,072
*Intelli-Check Inc                                            400          4,450
*Interim Services Inc                                       3,324         82,269
*International Total Services Inc                           2,500          2,813
*Isis Pharmaceuticals Inc                                   1,208          7,550
*IT Group Inc                                               1,012          9,298
*ITT Educational Services Inc                               1,208         18,649
*IVI Checkmate Corporation                                    619          1,896
*Jacobs Engineering Group                                   1,343         43,648
*Jenny Craig Inc                                            3,263         11,828
*Jupiter Communications Inc                                   600         18,150
*Kaneb                                                      1,358          5,941
Kelly Services Inc Class A                                  1,746         43,868
*Kendle International Inc                                     403          3,980
*Korn/Ferry International                                   1,600         58,200

*Labor Ready Inc                                            1,971         23,892
*Laboratory Corporation America Holdings                    6,108         22,523
Landauer Inc                                                  317          6,934
*Learning Tree International Inc                              911         25,508
*Leasing Solutions Inc                                      1,600            350
*Loislaw.com Inc                                            1,200         46,950
*Luminant Worldwide Corporation                             1,300         59,150
*Mace Security International Inc                              200            825
*Mac-Gray Corporation                                       1,295          4,937
Manpower Inc                                                3,942        148,318
*Marlton Technologies Inc                                     400          1,100
*Maxim Pharmaceuticals                                      1,165         23,300
*Maximus Inc                                                1,004         34,073
*MedImmune Inc                                              3,039        504,094
*MedQuist Inc                                               1,748         45,120
*Michael Baker Corporation                                    400          2,650
*Millennium Pharmaceuticals Inc                             2,124        259,068
*Modis Professional Services                                5,002         71,279
*Monro Muffler Brake Inc                                    1,100          8,250
*Moore Medical Corporation                                    800          7,800
*MPW Industrial Services Group Inc                          1,095          8,692
*Myriad Genetics Inc                                        1,046         48,116
*N2H2 Inc                                                     900         21,150
*National Equipment Services Inc                            1,079          6,744
*National Research Corporation                              2,500         10,000
National Technical Systems Inc                                300          1,163
*NationsRent Inc                                            2,284         12,848
*Navigant Consulting Inc                                    2,027         22,044
*Neff Corporation                                             692          4,412
*NeoPharm Inc                                                 364          7,849
*NetRatings Inc                                             1,028         68,735
*Neurogen Corporation                                         533          8,795
New England Business Service Inc                              643         15,713
*Newgen Results Corporation                                   800          8,450
*Nextera Enterprises Inc Class A                            1,000         12,875
*NFO Worldwide Inc                                            954         21,346
*nFront Inc                                                   500         10,000
*Official Payments Corporation                              1,500         78,000
Olsten Corporation                                          3,736         42,264
*On Assignment Inc                                            489         14,609
*Opinion Research Corporation                                 200          1,800
*Optika Inc                                                   500          6,969
*Organogenesis Inc                                          1,320         11,468
*Orthalliance Inc Class A                                   1,581          9,881
*Outsource International Inc                                2,500          4,766
*Packaged Ice Inc                                             700          2,275
*PC Service Source Inc                                        600          1,313
*Pegasus Systems Inc                                          670         40,409
*Perceptron Inc                                               200            800
*Personnel Group of America Inc                             1,468         14,864
*Pfsweb Inc                                                   600         33,759
*Pharmaceutical Product Development Inc                     1,144         13,585
*Pharmacopeia Inc                                             800         18,100
*Possis Medical, Inc                                          556          4,344
*Predictive Systems Inc                                     1,000         65,500
*Pre-Paid Legal Services Inc                                1,050         25,200
*Primix Solutions Inc                                         400          3,425
*Profile Technologies Inc                                   1,200          8,400
*ProMedCo Management Company                                3,379          9,926
*Prosoft I-Net Solutions Inc                                  572          5,935
*Protection One Inc                                         5,664         10,974
*Provant Inc                                                  820         20,705
*Quest Education Corporation                                  365          3,194
*Questron Technology Inc                                      300          1,931

*Rainbow Rentals Inc                                        1,065          7,655
*RCM Technologies Inc                                         486          8,384
*Reckson Service Industries Inc                             1,300         81,088
*Regeneron Pharmaceuticals Inc                              1,143         14,573
Regis Corporation                                           1,799         33,956
*Remedy Temp Inc                                              760         14,440
*Rent-A-Center Inc                                          1,217         24,112
*Rent-Way Inc                                                 945         17,660
*Res-Care Inc                                               1,144         14,586
*Richton International Corporation                            800         11,400
*Right Management Consultants Inc                             800          9,200
*Robert Half International Inc                              4,493        128,331
*Romac International Inc                                    2,198         29,536
*Safescience Inc                                              688          7,998
*Safety 1st Inc                                               400          3,000
*SCB Computer Technology Inc                                2,410          7,531
*Scientific Games Holdings Corporation                        441          7,304
*SCP Pool Corporation                                         529         13,721
*Security Associates International Inc                      3,200         12,400
ServiceMaster Company                                      15,525        191,152
*SM&A Corporation                                             739          4,526
*Sos Staffing Service Inc                                   1,967          8,606
Sotheby's Inc                                               2,945         88,350
*Source Information Management Company                        530          8,878
*Staff Leasing Inc                                            828          7,866
*StaffMark Inc                                              1,196          9,045
Standard Register Company                                   1,528         29,605
Stewart Enterprises Inc                                     5,516         26,201
Stone & Webster Inc                                           583          9,802
*Strategic Distribution Inc                                   500            719
Strayer Education Inc                                         702         13,865
*Student Advantage Inc                                      1,600         35,500
*STV Group Inc                                                200          1,438
*Summa Industries                                             300          3,469
*Superior Consultant Holdings Corporation                     460          6,555
*Sylvan Learning Systems Inc                                2,473         32,149
*Sypris Solutions Inc                                         422          3,798
*Talk City Inc                                              1,000         26,125
*Team America Corporation                                   2,100         11,944
*Technisource Inc                                           1,883         11,063
Tejon Ranch Company                                           768         18,240
*Tetra Tech Inc                                             1,797         27,629
*The Corporation Executive Board Company                      700         39,113
*The Management Network Group Inc                           1,300         42,413
*The Profit Recovery Group International Inc                2,246         59,659
*The Randers Killam Group Inc                                 800          3,400
*Thomas Group Inc                                           1,000         11,250
*TIBCO Software Inc                                         3,000        459,000
*Tickets.com Inc                                            2,800         40,075
*Track Data Corporation                                     2,592         26,406
*Transkaryotic Therapies Inc                                  855         32,918
*Travel Services International Inc                            792          7,227
*Trimeris Inc                                                 473         11,175
*TRM Copy Centers Corporation                                 316          1,936
*Tyler Technologies Inc                                     1,772          9,746
*T&W Financial Corporation                                    309            541
*Unidigital Inc                                             1,700          6,906
UniFirst Corporation                                          379          4,785
*United Rentals Inc                                         3,460         59,253
*United Road Services Inc                                     579            941
*United Shipping and Technology Inc                           300          2,400
*URS Corporation                                              673         14,596
*U.S. Oncology Inc                                          4,023         19,864
*U.S.-China Industrial Exchange Inc                           600         10,950

*U.S. Search.com Inc                                          500          3,750
*Valassis Communications Inc                                2,960        125,060
*Viador Inc                                                   700         29,663
*Vicon Industries Inc                                         200          1,200
*Vision Twenty-One Inc                                        672          1,848
*Vivid Technologies Inc                                     2,700         17,888
*Volt Information Sciences Inc                                667         15,925
*Westaff Inc                                                1,884         15,543
*Whitman Education Group Inc                                  593          1,631
*Whittman-Hart Inc                                          2,789        149,560
*Wireless Facilities Inc                                    1,500         65,438
*World Access Inc                                           2,090         40,233
World Fuel Services Corporation                               455          3,413
*Worldtalk Communications Corporation                         400          8,025
*@plan.Inc                                                    700          6,913
                                                                     -----------
                                                                     $ 9,639,201
COMMUNICATIONS - 11.1%
*Able Telecom Holding Corporation                             695          5,560
*Act Networks Inc                                             546          5,085
*Active Voice Corporation                                     100          2,906
*ACTV Inc                                                   2,167         99,005
*Adaptive Broadband Corporation                               672         49,602
*Adelphia Business Solutions Inc                            1,125         54,000
*Adtran Inc                                                 1,918         98,657
*Advanced Communications Group                                923         12,576
*Advanced Fibre Communications Inc                          3,785        169,142
*Advanced Radio Telecom Corporation                         1,685         40,440
*Aerial Communications Inc                                  1,572         95,696
*AirGate PCS Inc                                              600         31,650
*Airnet Communications Corporation                            839         41,441
*Aironet Wireless Communications Inc                          800         53,425
*Alaska Communications Systems Holdings Inc                 1,600         19,800
*Allen Telecom Inc                                          1,111         12,846
*Allied Riser Communications Corporation                    3,000         62,063
*Allstar Systems Inc                                          700            919
*American Access Technologies Inc                             300          1,538
*American Mobile Satellite Corporation                      2,384         50,213
*Anadigics Inc                                                943         44,498
*Ancor Communications Inc                                   1,726        117,152
*Andrea Electronics Corporation                               896          6,888
*Antec Corporation                                          1,793         65,445
*APAC Teleservices Inc                                      2,244         31,556
*Applied Innovation                                           707          5,877
Applied Signal Technology                                     375          5,273
*Arch Communications Group Inc                              3,166         20,876
*Aspect Communications Corporation                          2,288         89,518
Atlantic Tele-Network                                         319          2,931
*Audiovox Corporation Class A                                 736         22,356
*Aware Inc                                                  1,027         37,357
*Blonder Tongue Laboratories                                  370          1,850
*Bogen Communications International Inc                       300          2,325
*Boston Communications Group Inc                              900          4,725
*Brightpoint Inc                                            2,643         34,689
BroadWing Inc                                              10,726        395,521
*B.I. Inc                                                   1,000          7,625
CFW Communications Company                                    582         20,225
*Cable Design Technologies Corporation                      1,362         31,326
*Carrier Access Corporation                                 1,156         77,813
*Catapult Communications Corporation                          700          6,956
*Cavion Technologies Inc                                      400          3,100
*Celeritek Inc                                                200          3,900
*CellNet Data Systems Inc                                   1,894          2,131
*Centennial Cellular Corporation Class A                    2,024        167,739
*Centigram Communications Corporation                         320          5,360

*Channell Commercial Corporation                              408          4,667
*Checkpoint Systems Inc                                     1,397         14,232
*Ciena Corporation                                          6,919        397,843
*Cognitronics Corporation                                     900         15,188
*Com21 Inc                                                  1,030         23,111
*Comdial Corporation                                          594          5,903
*CommNet Cellular Inc                                       1,200         38,550
*Commonwealth Telephone Entrprises Inc                      1,123         59,379
Communications Systems Inc                                    324          4,212
*Compu-Dawn Inc                                             1,500          9,563
Comsat Corporation                                          2,519         50,065
*Comtech Telecommunications Corporation                       300          4,425
*Concentric Network Corporation                             2,132         65,692
*Concord Communications Inc                                   779         34,568
Conestoga Enterprises Inc                                     257          4,425
*Convergent Communications Inc                                900         14,288
*Copper Mountain Networks Inc                               2,200        107,250
*Cosair Communications Inc                                  1,059          8,604
*Covad Communications Group Inc                             4,174        233,483
*Coyote Network Systems Inc                                   470          2,556
*C-Phone Corporation                                          500            547
*Crown Castle International Corporation                     7,309        234,802
CT Communications Inc                                         600         33,600
*CTC Communications Group Inc                                 759         29,613
Cubic Corporation                                             328          7,175
*Cycomm International Inc                                   1,800          1,098
*Data Race Inc                                              1,309          3,559
Davel Communication Group                                     553          2,627
*Davox Corporation                                            762         14,954
*Deltathree.com Inc                                         1,063         27,372
*Detection Systems Inc                                        283          2,671
*Digital Generation Systems Inc                             1,021          7,275
*Digital Island                                             1,900        180,738
*Digital Lightware Inc                                      1,977        126,528
*Digital Microwave Corporation                              2,960         69,375
*Ditech Communications Corporation                            700         65,450
*DSL.net Inc                                                2,600         37,538
D&E Communications Inc                                        273          5,187
*EchoStar Communications Corporation Class A                5,428        529,230
*Efficient Networks Inc                                     1,900        129,200
*eGlobe Inc                                                   600          2,663
*Elantec Semiconductor Inc                                  1,500         49,500
*Elcotel Inc                                                  602          1,166
*eLEC Communications Corporation                              900          3,459
*Electric Lightwave Inc Class A                               382          7,163
*Eltrax Systems Inc                                         1,383         11,150
*eShare Technologies Inc                                      681         11,620
*Executone Information Systems Inc                          3,300         17,944
*Exodus Communications Inc                                  8,520        756,683
*Ezenia! Inc                                                  690          5,477
*e.spire Communications Inc                                 3,193         18,559
*FastComm Communications Corporation                        2,300          4,313
Federal Signal Corporation                                  2,527         40,590
*FirstCom Corporation                                       1,500         55,125
*Focal Communications Corporation                           2,800         67,550
*Fonix Corporation                                          9,000          2,610
*Franklin Telecommunucations Corporation                    1,900          4,513
*General Communication Inc Class A                          2,233          9,769
*General DataComm Industries Inc                              700          4,638
*Gentner Communications Corporation                           400          5,600
*Glenayre Technologies Inc                                  2,886         32,648
*Global TeleSystems Group Inc                               8,972        310,656
*Globecomm Systems Inc                                        405         10,226
*Globix Corporation                                           904         54,240

*GST Telecommunications Inc                                 3,736         33,858
Harmon Industries Inc                                         689          8,354
*Harmonic Inc                                               1,462        138,799
*Hector Communications Corporation                            500          7,000
*Hello Direct Inc                                             300          4,463
Hickory Tech Corporation                                      503          7,545
*High Speed Access Corporation                              2,500         44,063
*HighwayMaster Communications Inc                           1,600          3,600
*Hungarian Telephone and Cable Corporation                    200          1,438
*ibasis Inc                                                 1,500         43,125
*ICG Communications Inc                                     2,658         49,838
*I-Link Inc                                                 1,039          2,890
*Illuminet Holdings Inc                                     1,400         77,000
*Inet Technologies Inc                                      2,200        153,725
*Infonet Services Corporation Class B                       1,095         28,744
*Intelect Communications Inc                                1,800          2,475
*InteliData Technologies Corporation                        1,300          5,403
*Interactive Intelligence Inc                                 900         23,963
*InterDigital Communications Corporation                    2,187        164,025
*Intermedia Communications Inc                              2,874        111,547
*Interspeed Inc                                               700         12,381
Inter-Tel Inc                                               1,268         31,700
*InterVoice Inc                                             1,990         46,268
*IPC Information Systems Inc                                  397         28,187
*ITC DeltaCom Inc                                           2,794         77,184
*Itron Inc                                                    542          3,320
*IXnet Inc                                                  2,400         72,300
*JDS Uniphase Corporation                                  11,332      1,827,993
*JFAX.COM Inc                                               1,000          6,719
*Juniper Networks Inc                                       2,600        884,000
*L-3 Communications Holdings Inc                            1,624         67,599
*Latitude Communications Inc                                  700         18,288
*LCC International Inc Class A                              1,600         31,900
*Leap Wireless International Inc                              855         67,118
*Level 3 Communications Inc                                17,141      1,403,419
*Lifeline Systems Inc                                         214          3,210
*Lightbridge Inc                                              690         19,148
*Loral Space & Communications Ltd                          12,397        301,402
*MarketWatch.com Inc                                          625         22,813
*Mastec Inc                                                 1,428         63,546
*MCK Communications Inc                                       800         18,000
*McLeod Inc Class A                                         7,760        456,870
*Medialink Worldwide Inc                                      237          1,911
*Medscape Inc                                               2,200         22,000
*MessageMedia Inc                                           2,057         28,927
*Metricom Inc                                                 987         77,603
*Metro One Telecommunications Inc                             410          5,330
*Metrocall Inc                                              1,510          2,548
*Metromedia Fiber Network Inc                              10,011        479,902
*Mgc Communications Inc                                     1,032         52,374
*Natural Microsystems Corporation                             590         27,619
*Net2Phone Inc                                                500         22,969
*NetMoves Corporation                                         685          4,795
*Network Access Solutions Corporation                       2,300         75,900
*Network Plus Corporation                                   2,400         50,400
*Next Level Communications Inc                              3,800        284,525
*Nextlink Communications Inc Class A                        3,700        307,331
North Pittsburgh Systems Inc                                  553          8,157
*NorthEast Optic Network Inc                                  792         49,550
*Notify Technology Corporation                                200          1,213
*NTL Inc                                                    5,263        656,559
*NumereX Corporation Class A                                2,900         35,888
*Omnipoint Corporation                                      2,863        345,349
*Osicom Technologies Inc                                      721         32,715

*Pacific Gateway Exchange Inc                               1,158         19,758
*Pac-West Telecommunications Inc                            1,700         45,050
*Paging Network Inc                                         4,637          3,768
*Pairgain Technologies Inc                                  3,366         47,755
*PanAmSat Corporation                                         954         56,644
*P-Com Inc                                                  3,005         26,576
*Phone.com Inc                                              3,300        382,594
*Picturetel Corporation                                     1,722          7,426
Pittway Corporation Class A                                 2,154         96,526
*Plantronics Inc                                              840         60,113
*Pliant Systems Inc                                           700          6,256
*Polycom Inc                                                1,724        109,797
*Porta Systems Corporation                                    500            375
*Powertel Inc                                               1,417        142,231
*Powerwave Technologies Inc                                   971         56,682
*Premiere Technologies Inc                                  2,248         15,736
*Primus Telecommunications Group                            1,654         63,266
*Prodigy Communications Corporation                         3,028         58,668
*Proxim Inc                                                   498         54,780
*Qwest Communications International Inc                    37,484      1,611,812
*Razorfish Inc                                              2,125        202,141
*RCN Corporation                                            3,617        175,425
*RMI.NET Inc                                                  692          5,752
*Rural Cellular Corporation Class A                           386         34,933
*Sawtek Inc                                                 2,066        137,518
*SCC Communications Corporation                               400          2,350
*Seachange International Inc                                  909         32,156
*Shared Technologies Cellular Inc                             200          1,700
*Sirius Satellite Radio Inc                                 1,137         50,597
*Spectralink Corporation                                      866          6,279
*Spectrian Corporation                                        485         13,701
*Standard Microsystems Corporation                            689          7,450
*Star Telecommunications Inc                                2,890         22,849
*Startec Global Communication                                 801         17,121
*STM Wireless Inc Class A                                   1,000          6,625
*Symmetricom Inc                                              580          5,764
*Talk.com Inc                                               2,788         49,487
*TALX Corporation                                             100          1,325
*Tekelec                                                    2,721         61,223
*TeleCorp PCS Inc                                           4,023        152,874
Telephone & Data System                                     3,036        382,536
*Telesoft Corporation                                         200            863
*Teligent Inc Class A                                         365         22,539
*Telscape International Inc                                   200          2,525
*Teltrend Inc                                                 319          9,650
*Teltronics Inc                                               600          1,988
*Telular Corporation                                          900          8,550
*Terayon Communications Systems Inc                         1,034         64,948
*Tessco Technologies Inc                                      162          3,017
*The Associated Group Inc Class A                           1,477        134,776
*The Associated Group Inc Class B                             200         18,400
*The Titan Corporation                                      2,312        108,953
*Time Warner Telecom Inc Class A                            1,000         49,938
*T-Netix Inc                                                  382          1,659
*Tollgrade Communications Inc                                 214          7,383
*Total-Tel Usa Communications                                 284          4,012
*Tritel Inc                                                 6,200        196,463
*Triton PCS Holdings Inc Class A                            2,600        118,300
*Tut Systems Inc                                              600         32,175
*Ultrak Inc                                                   542          4,201
*United States Cellular Corporation                         4,409        445,033
*Ursus Telecom Corporation                                    300          3,975
*U.S. LEC Corporation Class A                                 581         18,737
*Vari-L Company Inc                                           300         10,275

*VDS Communications Inc                                       748          1,730
*Veramark Technologies Inc                                    338          4,141
*Vertex Communications                                        228          4,674
*VerticalNet Inc                                            1,750        287,000
*Vialog Corporation                                           600          1,875
*Viasat Inc                                                   357         17,805
*Viatel Inc                                                 2,559        137,226
*ViewCast.com Inc                                             469          2,103
*Vixel Corporation                                          1,000         17,063
*VoiceStream Wireless Corporation                           4,826        686,800
*Voxware Inc                                                  800            825
*VTEL Corporation                                           2,700          8,860
Warwick Valley Telephone Company                               89          4,305
*Wavo Corporation                                           1,628          6,309
*WebLink Wireless Inc                                       1,272         19,716
*West Teleservices                                          3,033         74,119
*Westell Technologies Inc                                     806          8,665
*Western Wireless Corporation                               2,426        161,936
*Williams Communications Group Inc                          2,900         83,919
*WinStar Communications Inc                                 2,733        205,658
*WorldGate Communications Inc                               1,000         47,563
*WorldPort Communications Inc                                 766          1,592
*XETA Corporation                                             200          6,638
*ZixIt Corporation                                            749         29,679
*Zoom Telephonics Inc                                       2,200         18,563
                                                                     -----------
                                                                     $22,507,509
COMPUTER SOFTWARE & PROCESSING - 18.8%
*3D Systems Corporation                                       517          4,395
*3DO Company (The)                                          1,356         12,331
*4Front Software International                                590          7,891
*About.com Inc                                                800         71,800
*Accerl8 Technology Corporation                             1,600          1,900
*Acclaim Entertainment Inc                                  2,403         12,315
*Accrue Software Inc                                        1,000         54,125
*Active Software Inc                                        1,200        110,400
*Activision Inc                                               915         14,011
*Actuate Software Corporation                               1,232         52,822
*Acxiom Corporation                                         4,072         97,728
*adam.com Inc                                                 300          3,825
*Adept Technology Inc                                         381          2,429
*Advanced Communication Systems                               317          6,063
*Advantage Learning Systems Inc                             1,612         18,034
*Advent Software Inc                                          647         41,691
*Aether Systems Inc                                         1,200         85,950
*Agency.com Inc                                             5,562        283,662
*Agile Software Corporation                                 1,000        217,234
*Allaire Corporation                                          600         87,788
*Alloy Online Inc                                             600          9,450
*Alteon Websystems Inc                                      1,900        166,725
*Alysis Technologies Inc                                      600          5,625
*American Management Systems Inc                            1,978         62,060
*American Software Inc Class A                                500          5,125
*Analogy Inc                                                2,700          5,822
*Ansoft Corporation                                           617          3,702
*ANSYS Inc                                                    604          6,644
*AppliedTheory Corporation                                    800         22,200
*Applix Inc                                                   458          8,273
*AppNet Systems Inc                                         1,600         70,000
*Ardent Software Inc                                          776         30,264
*AremisSoft Corporation                                       800         26,000
*Ariba Inc                                                  4,500        798,188
*Art Technology Group Inc                                   1,500        192,188
*Artificial Life Inc                                          341          6,095
*Artisoft Inc                                                 658         11,844

*ASD Systems Inc                                              900         15,975
*Ask Jeeves Inc                                             1,400        158,113
*Aspect Development Inc                                     1,462        100,147
*Aspen Technology Inc                                       1,106         29,240
*At Home Corporation Series A                              17,107        733,463
*Atlantic Data Services Inc                                   574          3,301
*Audible Inc                                                1,000         15,000
*audiohighway.com                                             100            856
*autobytel.com Inc                                          1,000         15,188
*Autoweb.com Inc                                              900          9,788
*AVT Corporation                                              859         40,373
*Banyan Systems Inc                                         1,246         24,920
*Barra Inc                                                    621         19,717
*Base Ten Systems Inc CV Class A                              220            523
*Be Free Inc                                                1,300         93,438
*Be Inc                                                     1,700         38,781
*BEA Systems Inc                                            6,426        449,418
*Best Software Inc                                            429         12,656
*BindView Development Corporation                           1,210         60,122
*Biospherics Inc                                              393          2,162
*Bluestone Software Inc                                     1,100        126,500
*Bottomline Technologies Inc                                  400         14,400
*Boundless Corporation                                      1,500         12,563
*Braun Consulting Inc                                         800         57,200
*Brightstar Information Technologies                        1,046          8,630
*Brio Technology Inc                                          647         27,174
*Broadbase Software Inc                                     1,100        123,750
*BroadVision Inc                                            3,997        679,740
*Brocade Communications Systems Inc                         2,700        477,900
*Bsquare Corporation                                        1,800         75,488
*BTG Inc                                                      393          3,193
*CacheFlow Inc                                              1,620        211,714
*Cadence Design Systems Inc                                12,271        294,504
*Caere Corporation                                            553          4,044
*CAIS Internet Inc                                            800         28,400
*Calico Commerce Inc                                        1,600         84,800
*Cambridge Technology Partners Inc                          2,820         74,025
*CareInsite Inc                                             3,500        281,750
*Carreker-Antinori Inc                                        913          8,274
*Catalyst International Inc                                   559          7,127
*C-bridge Internet Solutions Inc                               51          2,480
*CCC Information Services Group Inc                         1,064         18,221
*CDnow Inc                                                  1,424         14,062
*CE Software Holdings Inc                                     200          1,725
*Cellular Technical Services Company Inc                    1,600         12,400
*Centura Software Corporation                               2,000         10,875
*CFI Proservices Inc                                          225          1,842
*CheckFree Holdings Corporation                             2,681        280,165
*Ciber Inc                                                  3,099         85,223
*Clarent Corporation                                        1,400        108,850
*Clarify Inc                                                1,186        149,436
*Clarus Corporation                                         1,000         66,000
*click2learn.com Inc                                          608          6,764
*ClickAction Inc                                              362         10,656
*Commerce One Inc                                           3,600        707,400
*Complete Business Solutions Inc                            1,755         44,094
Computer Concepts Corporation                               1,200          2,025
*Computer Horizons Corporation                              1,394         22,565
*Computer Outsourcing Services Inc                            200          5,050
Computer Task Group Inc                                       928         13,746
*Concur Technologies Inc                                      936         27,144
*Condor Technology Solutions                                  415            571
*ConnectInc.com Company                                     2,776         11,191
*ConSyGen Inc                                               1,400          1,414

*Cornerstone Internet Solutions Company                       500          3,797
*Cotelligent Inc                                              607          3,263
*Cover-All Technologies Inc                                   700            875
*Credit Management Solutions Inc                            2,500         21,250
*Critical Path Inc                                          1,900        179,313
*CSG Systems International Inc                              2,698        107,583
*CyberCash Inc                                                879          8,131
*Cybershop International Inc                                  823          4,527
*CyberSource Corporation                                    1,300         67,275
*Cylink Corporation                                         1,373         18,536
*Cysive Inc                                                   500         36,031
*DA Consulting Group Inc                                      293          1,044
*Daleen Technologies Inc                                      800         17,500
*Data Broadcasting Corporation                              1,442         11,897
*Data Dimensions Inc                                        2,108          5,402
Data Research Associates Inc                                  200          1,600
*Data Return Corporation                                    1,600         85,600
*Datastream Systems Inc                                       906         22,254
*Datatec Systems Inc                                        1,083          6,092
*DecisionOne Holdings Corporation                             600            300
*Deltek Systems Inc                                           799         10,787
*Dendrite International Inc                                 1,959         66,344
*Digex Inc                                                    600         41,250
*Digital Lava Inc                                             200          1,425
*Digital River Inc                                            938         31,247
*Documentum Inc                                               844         50,535
*Dset Corporation                                             559         20,893
*DSP Group Inc                                                546         50,778
*DST Systems Inc                                            3,240        247,253
*Ducocorp International                                       898          6,314
*EarthLink Network Inc                                      1,676         71,230
*EarthWeb Inc                                                 353         17,760
*ebix.com Inc                                                 430          4,811
*Echelon Corporation                                        1,198         23,436
*Eclipsys Corporation                                       1,693         43,383
*eCollege.com Inc                                             582          6,366
*eGain Communications Corporation                           1,300         49,075
*Elcom International Inc                                    1,621         55,114
*Electro Rent Corporation                                   1,401         16,287
*Electronic Arts Inc                                        3,127        262,668
*Elite Information Group Inc                                2,800         29,925
*e-Net Inc                                                  1,100         13,681
*Engage Technologies Inc                                    2,500        150,000
*Engineering Animation Inc                                    600          5,250
*Entrade Inc                                                  300         12,263
*Entrust Technologies Inc                                   2,300        137,856
*Epicor Software Corporation                                2,181         11,041
*ePlus inc                                                    334         12,024
*ESPS Inc                                                     900          4,613
*EuroWeb International Corporation                          1,300         15,031
*Evolving Systems Inc                                         819          6,962
*Excalibur Technologies Corporation                           504         10,395
*Exchange Applications Inc                                    572         31,961
*Exigent International Inc                                    700          2,756
*Extreme Networks Inc                                       2,600        217,100
*E.piphany Inc                                              1,300        290,063
*F5 Networks Inc                                              900        102,600
FactSet Research Systems Inc                                  777         61,869
Fair Isaac and Company Inc                                    624         33,072
*Fatbrain.com Inc                                             511         12,807
Fidelity Holdings Inc                                         900         17,044
*FileNET Corporation                                        1,373         35,012
*Firearms Training Systems Inc                              2,300          1,150
*Fiserv Inc                                                 6,200        237,538

*FlashNet Communications Inc                                  600          3,713
*FlexiInternational Software Inc                              900            639
*Fourth Shift Corporation                                     448          3,108
*Frontline Communications Corporation                         300          2,306
*General Magic Inc                                          2,430          9,416
*Genesys Telecommunications Laboratories Inc                1,322         71,388
*Gensym Corporation                                           400          2,300
*Geoworks                                                   1,120         18,760
Gerber Scientific Inc                                       1,016         22,289
*GK Intelligent Systems Inc                                 2,700          1,134
*Go2Net Inc                                                 1,434        124,758
*GoTo.com Inc                                               2,300        135,125
*Great Plains Software Inc                                    719         53,745
*Group 1 Software Inc                                         200          2,600
*GSE Systems Inc                                              200            663
*GT Interactive Software Corporation                        3,150          5,217
*Hall Kinion & Assoc Inc                                      425          9,138
*Harbinger Corporation                                      1,847         58,758
*Health Mgmt Systems Inc                                      642          4,053
*HIE Inc                                                    1,904          6,426
*HNC Software Inc                                           1,154        122,036
*Hollywood.com Inc                                            389          7,391
*HomeCom Communications Inc                                   500          1,594
*HTE Inc                                                      622          3,732
*Hypercom Corporation                                       1,574         15,740
*Hyperion Solutions Corporation                             1,443         62,771
*I2 Technologies Inc                                        3,787        738,465
*IDT Corporation                                            1,339         25,274
*IDX Systems Corporation                                    1,285         40,156
*iManage Inc                                                1,500         48,188
*IMRglobal Corporation                                      1,704         21,407
*Indus International Inc                                    1,253         15,271
*Industri Matematik International Corporation               2,280         13,965
*Inference Corporation Class A                                200            925
*Infinium Software Inc                                        564          3,842
*InfoCure Corporation                                       1,392         43,413
*Infonautics Inc Class A                                    1,500         10,500
*Informatica Corporation                                      700         74,463
*Information Analysis Inc                                   2,000          1,688
*Information Architects Corporation                         2,444         25,051
*Information Management Associates Inc                        500          2,625
*Information Resource Engineering Inc                         200          4,100
*Information Resources Inc                                  1,041          9,629
*Informix Corporation                                       9,309        106,472
*InfoSpace.com                                              2,400        513,600
*infoUSA Inc                                                2,516         35,067
*Inktomi Corporation                                        5,244        465,405
*Innodata Corporation                                         600          4,763
*Inprise Corporation                                        2,568         28,409
*INSCI Corporation                                            300          1,575
*Inso Corporation                                             869         28,025
*INSpire Insurance Solutions Inc                              824          3,785
*Integral Systems Inc - MD                                    262         11,561
*Integrated Measurement Systems                               332          4,690
*Integrated Systems Inc                                     1,313         44,068
*IntelliCorp Inc                                            1,000          3,125
*Intelligroup Inc                                             767         18,983
*Interactive Pictures Corporation                             600         13,988
*Interleaf Inc                                                600         20,175
*Interliant Inc                                             2,200         57,200
*Internap Network Services Corporation                      3,200        553,600
*International Microcomputer Software Inc                     453            934
*Internet America Inc                                         231          2,729
*Internet Capital Group Inc                                 1,484        252,280

*Internet Commerce Corporation Class A                        500         15,563
*internet.com LLC                                           1,200         62,700
*Interplay Entertainment Corporation                          500          1,469
*Intertrust Technologies Corporation                        1,900        223,488
*InterVU Inc                                                  701         73,605
*InterWorld Corporation                                     1,300        110,988
*Interwoven Inc                                             1,200        145,950
*Intranet Solutions Inc                                       622         23,014
*Intraware Inc                                              1,100         87,931
*Intuit Inc                                                 9,354        560,635
*Isocor                                                     1,039         45,197
*ISS Group Inc                                              1,924        136,845
*ITC Learning Corporation                                   1,000          3,000
*iTurf Inc Class A                                            200          2,488
*ITXC Corporation                                           1,700         57,163
*iVillage Inc                                               1,000         20,250
Jack Henry & Associates Inc                                   953         51,164
*JD Edwards & Company                                       5,165        154,304
*JDA Software Group Inc                                     1,263         20,682
*Juno Online Services Inc                                   1,400         49,700
*Kana Communications Inc                                    1,400        287,000
*Keane Inc                                                  3,449        109,506
*Keynote Systems Inc                                        1,200         88,500
*Kronos Inc                                                   555         33,300
*Landmark Systems Corporation                                 430          4,488
*Larscom Inc Class A                                        1,900         12,409
*Lason Inc                                                    882          9,702
*Launch Media Inc                                             400          7,575
*Learn2.com Inc                                             2,184          7,166
*Legato Systems Inc                                         4,582        315,299
*Level 8 Systems Inc                                          598         20,660
*LHS Group Inc                                              2,743         67,375
*Liberate Technologies Inc                                  2,100        539,700
*Lionbridge Technologies Inc                                  600         10,950
*Litronic Inc                                                 300          2,400
*Log On America Inc                                           600         12,150
*Logility Inc                                               1,502         29,289
*LookSmart Ltd                                              4,300        116,100
*Lycos, Inc                                                 4,842        385,242
*Made2Manage Systems Inc                                      200          1,600
*Mail.com Inc                                               1,400         26,250
*Manhattan Associates Inc                                   1,061          7,825
*Manugistics Group Inc                                      1,779         57,484
*Mapics Inc                                                   750          9,469
*Mapinfo Corporation                                          210          7,718
*MapQuest.com Inc                                           1,500         33,844
*Marimba Inc                                                1,100         50,669
*Mastech Corporation                                        2,394         59,252
*MathSoft Inc                                                 600          2,738
*MC Informatics Inc                                           900          1,350
*Mcglen Internet Group Inc                                  1,000          4,063
*Mechanical Dynamics Inc                                    1,800          9,225
*Mecon Inc                                                    279          3,017
*Media Metrix Inc                                             900         32,175
*Mentor Graphics Corporation                                2,940         38,771
*Mercury Interactive Corporation                            1,880        202,923
*Meta Group Inc                                               427          8,113
*MetaCreations Corporation                                  1,281         11,009
*Metamor Worldwide Inc                                      1,656         48,231
*Metasolv Software Inc                                      1,660        135,705
*Metro Information Services Inc                               665         15,960
*Micrografx Inc                                               405          1,772
*Micromuse Inc                                                798        135,660
*Microstrategy Inc                                            480        100,800

*Microwave Power Devices Inc                                  482          3,434
*Midway Games Inc                                           1,666         39,880
*MindSpring Enterprises Inc                                 3,092         81,648
*Mission Critical Software Inc                                700         49,000
*Mobius Management Systems Inc                                956          7,588
*Mpath Interactive Inc                                      1,000         26,625
*MSC.Software Corporation                                     613          6,207
*Multex.com Inc                                             1,414         53,202
*Muse Technologies Inc                                        453          1,387
*Mustang.com Inc                                            1,300         20,313
National Computer System Inc                                1,696         63,812
National Data Corporation                                   1,616         54,843
*National Information Consortium Inc                        2,600         83,200
*National Instruments Corporation                           2,509         95,969
*National Techteam Inc                                        503          2,421
*Navidec Inc                                                  700          8,400
*NaviSite Inc                                               1,400        140,000
*NeoMedia Technologies Inc                                    500          2,375
*Neon Systems                                                 300         11,775
*Neotopia Inc                                                 638         34,651
*Net Perceptions Inc                                        1,200         50,400
*NetCreations Inc                                             800         35,200
*Netegrity Inc                                                720         40,995
*NetGateway Inc                                               900          8,100
*NetIQ Corporation                                            800         41,650
*Netivation.com Inc                                           300          1,725
*Netlojix Communications Inc                                  826          2,117
*NetManage Inc                                              2,545         12,566
*NetObjects Inc                                               900         14,850
*NetScout Systems Inc                                       1,000         31,000
*Netsmart Technologies Inc                                  1,300          8,288
*NetSolve Inc                                                 500         15,750
*NetSpeak Corporation                                         663         14,089
*Network Associates Inc                                     7,017        187,266
*Network Equipment Technologies Inc                           787          9,296
*Network Peripherals Inc                                      653         30,854
*Network Solutions Inc Class A                              1,672        363,765
*Network Systems International Inc                            200            750
*NetZero Inc                                                4,900        131,994
*New Era of Networks Inc                                    1,588         75,629
*NorthPoint Communications Group Inc                        6,200        148,800
*Nova Corporation                                           3,523        111,195
*Novadigm Inc                                                 645         13,384
*Nvidia Corporation                                         1,500         70,406
*OAO Technology Solutions Inc                                 736          5,704
*Object Design Inc                                          1,332         19,314
*Objective Systems Integrator Corporation                   1,284          8,507
*ObjectShare Inc                                            1,100            440
*ObjectSoft Corporation                                       233            780
*Omega Research Inc                                         1,232          7,392
*Omtool Ltd                                                   960          2,280
*ON Technology Corporation                                    500          6,938
*On2.com Inc                                                1,200         34,800
*OneMain.com Inc                                              900         13,500
*OneSource Information Services Inc                         1,000         13,438
*Ontrack Data Intenational Inc                              1,800         21,713
*ONYX Software Corporation                                    700         25,900
*Open Market Inc                                            1,766         79,691
*Packeteer Inc                                              1,400         99,400
*Panja Inc                                                    371          6,122
*Pathways Group Inc                                         2,400          5,700
*pcOrder.com Inc                                              100          5,100
*PC-Tel Inc                                                   700         36,750
*Peapod Inc                                                   831          7,167

*Peregrine Systems Inc                                      2,477        208,532
*Persistence Software Inc                                     700         15,750
*Pervasive Software Inc                                       696         11,789
*Phoenix International Ltd Inc                                380          1,473
*Phoenix Technologies Ltd                                   1,069         16,904
*Pilot Network Services                                       613         14,712
*Pivotal Corporation                                        1,000         42,250
*PopMail.com                                                  800          2,400
*Portal Software Inc                                        3,900        401,213
*PowerCerv Corporation                                        400          2,100
*Preview Systems Inc                                          613         52,759
*Preview Travel Inc                                           706         36,800
*PRI Automation Inc                                           992         66,588
*Primark Corporation                                          950         26,422
*Primus Knowledge Solutions Inc                               800         36,250
*ProBusiness Services Inc                                   1,116         40,176
*Progress Software Corporation                                764         43,357
*Project Software & Development Inc                           938         52,059
*Proxicom Inc                                               1,300        161,606
*ProxyMed Inc                                                 679          6,620
*PRT Group Inc                                                816          1,785
*PSINet Inc                                                 3,595        221,991
*PSW Technologies Inc                                         600         11,963
*Puma Technology Inc                                          967        126,314
*Qad Inc                                                    1,589         22,147
*QRS Corporation                                              671         70,455
*Quadramed Corporation                                      1,161         10,123
*quepasa.com Inc                                              700          8,881
*Quest Software Inc                                         1,900        193,800
*Quintus Corporation                                        1,805         82,804
*Quokka Sports Inc                                          1,900         24,938
*Radiant Systems Inc                                          692         27,810
*RadiSys Corporation                                          763         38,913
*Ramp Networks Inc                                            900         13,725
*Rational Software Corporation                              4,388        215,561
*Ravisent Technologies Inc                                    800         30,750
*RealNetworks Inc                                           3,694        444,434
*Red Hat Inc                                                3,500        739,375
*Registry Magic Inc                                           400          1,200
*Remedy Corporation                                         1,373         65,046
*Renaissance Worldwide Inc                                  2,504         18,467
*Research Engineers Inc                                       800         38,400
*Retek Inc                                                  2,200        165,550
Reynolds & Reynolds Inc                                     3,877         87,233
*Rogue Wave Software                                          468          3,744
*Ross Systems                                               1,378          4,565
*RSA Security Inc                                           1,929        149,498
*Rythms NetConnections Inc                                  3,600        111,600
*S3 Inc                                                     3,429         39,648
*Saflink Corporation                                        1,000          2,031
*Saga Systems Inc                                           1,353         26,975
*Sagent Technology Inc                                      1,100         32,931
*SalesLogix Corporation                                       800         32,850
*Salon.com Inc                                                300          1,500
*Sanchez Computer Associates Inc                            1,162         47,860
*Sapient Corporation                                        2,874        405,054
*Schick Technologies Inc                                    2,300          2,415
*Scient Corporation                                         3,500        302,531
*Scientific Learning Corporation                              600         21,900
*Secure Computing Corporation                               2,230         28,014
*Sedona Corporation                                           700          2,406
*SEEC Inc                                                   2,300         15,381
*Segue Software Inc                                           907         22,675
SEI Investment Company                                        898        106,876

*Serena Software Inc                                        1,100         34,031
*ShowCase Corporation                                         300          1,725
*Siebel Systems Inc                                         9,240        776,160
*Silknet Software Inc                                         800        132,600
*SilverStream Software Inc                                    900        107,100
*SmartServ Online Inc                                       1,000         19,719
*Smith-Gardner & Associates Inc                             1,300         22,181
*Software Spectrum                                            199          3,520
*Software.com Inc                                           2,100        201,600
*Softworks Inc                                                589          5,724
*Sonic Foundry Inc                                            100          2,369
*Sonic Solutions Inc                                        1,100          4,331
*SonicWALL Inc                                              1,200         48,300
*Source Media Inc                                             965         17,853
*Spatial Technology Inc                                       300          1,388
*Speedus.com Inc                                            1,000          4,781
*Splitrock Services Inc                                     2,700         53,663
*SportsLine USA Inc                                         1,255         62,907
*SPR Inc                                                      706          4,324
*SPSS Inc                                                     333          8,408
*Spyglass Inc                                                 852         32,309
*SS&C Technologies Inc                                      1,739         11,304
*Stac Software Inc                                            600          3,788
*StarBase Corporation                                       1,700         18,594
*StarMedia Network Inc                                      2,900        116,181
*Sterling Commerce Inc                                      4,299        146,435
*Sterling Software                                          4,156        130,914
*Stratasys Inc                                              2,400         17,400
*Structural Dynamics Research Corporation                   1,627         20,744
*Styleclick.com Inc                                           625          7,461
*Summit Design Inc                                          1,088          3,808
*SunGard Data Systems Inc                                   6,104        144,970
*Sunquest Information Systems Inc                             567          7,655
*Sunrise International Leasing Corporation                    600          3,131
*SVI Holdings Inc                                           1,311         15,732
*Sycamore Networks Inc                                      3,900      1,201,200
*Sykes Enterprises Inc                                      2,159         94,726
*Symantec Corporation                                       2,779        162,919
*Symix Systems Inc                                            341          6,223
*Synopsys Inc                                               3,588        239,499
*Syntel Inc                                                 1,708         27,648
*System Software Associates Inc                               438            876
*Systems & Computer Technology Corporation                  1,623         26,374
*Take-Two Interactive Software Inc                          1,620         20,959
*Tangram Enterprise Solutions Inc                           2,600         20,475
*Tanning Technology Corporation                               900         53,044
*TCSI Corporation                                             600          1,913
*Technology Solutions Company                               2,225         72,869
*TekInsight.com Inc                                           700          1,925
*Teknowledge Corporation                                      700          2,800
*Telescan Inc                                                 595         14,689
*TenFold Corporation                                        1,500         59,906
*The Ashton Technology Group Inc                            1,500          9,656
*The BISYS Group Inc                                        1,391         90,763
*The InterCept Group Inc                                      600         17,813
*The Santa Cruz Operation Inc                               1,867         56,710
*The TriZetto Group Inc                                     1,000         46,625
*The Vantive Corporation                                    1,573         40,636
*The Vialink Company                                          244          8,876
*THQ Inc                                                      907         21,031
*Tier Technologies Inc Class B                                384          3,240
Timberline Software Corporation                               461          6,195
Total System Services Inc                                   9,881        161,184
*TouchStone Software Corporation                            1,100            756

*Towne Services Inc                                           689          2,756
*Transaction Systems Architects Inc Class A                 1,548         43,344
*Treev Inc                                                    300            947
*TRO Learning Inc                                           1,500          8,063
*TSI International Software Ltd                             1,682         95,243
*TSR Inc                                                      268          2,211
*Tumbleweed Communications Corporation                      1,000         84,750
*Ultimate Software Group Inc                                1,685         22,010
*UniComp Inc                                                2,500         21,875
*Unify Corporation                                          1,024         28,032
*Unigraphics Solutions Inc                                    223          6,021
*Usdata Corporation                                         1,700         23,588
*USWeb Corporation                                          3,600        159,975
*U.S. Interactive Inc                                       1,000         43,000
*VCampus Corporation                                          200            625
*Verilink Corporation                                         623          2,687
*Verio Inc                                                  3,846        177,637
*Verisign Inc                                               5,076        969,199
*Veritas Software Corporation                              12,775      1,828,422
*Verity Inc                                                 1,468         62,482
*Versant Corporation                                        1,000          8,750
*Viant Corporation                                          1,100        108,900
*Viasoft Inc                                                1,783         10,141
*Vignette Corporation                                       2,800        456,400
*Virtual Communities Inc                                      700          2,275
*Visio Corporation                                          1,556         73,910
*VISTA Information Solutions Inc                            1,397          5,064
*Visual Data Corporation                                      234          2,691
*Vitria Technology Inc                                      1,500        351,000
*Vizacom Inc                                                1,600          5,300
*V-ONE Corporation                                          2,900         17,038
*Voyager.net Inc                                            1,100         10,106
*Vysis Inc                                                    936          3,393
*Walker Interactive Systems                                 1,028          6,425
*WatchGuard Technologies Inc                                  800         24,200
*Wave Systems Corporation Class A                           1,569         18,730
*Webb Interactive Services                                    472         10,738
*Webhire Inc                                                  448          7,560
*Webstakes.com Inc                                          1,100         21,725
*WebTrends Corporation                                        600         48,600
*White Pine Software Inc                                    1,000         24,500
*Women.com Networks Inc                                     2,100         29,925
*Xionics Document Technologies Inc                            500          5,219
*Xiox Corporation                                             100          2,700
*Xpedior Inc                                                  488         14,030
*Zamba Corporation                                          1,100         19,113
*ZapMe! Corporation                                         2,500         21,563
*Zitel Corporation                                          2,100          5,119
*Zmax Corporation                                             524          1,146
                                                                     -----------
                                                                     $38,117,942
COMPUTERS & INFORMATION - 2.7%
*Accent Color Sciences Inc                                  2,800          1,148
*ACE*COMM Corporation                                       2,200         17,738
*Advanced Digital Info Corporation                          1,220         59,323
*Affiliated Computer Services Inc Class A                   2,334        107,364
*Alpha Microsystems                                           800          3,800
*AlphaNet Solutions Inc                                       800          3,250
Analysts International Corporation                          1,007         12,588
*Anixter International Inc                                  1,873         38,631
*Apex Inc                                                     907         29,251
*Applied Computer Technology Inc                            5,700             86
*Applied Magnetics Corporation                              2,654            995
*Ariel Corporation                                            700          4,944
*Aris Corporation                                           1,511         17,754

Auspex Systems Inc                                          1,348         13,817
*Autologic Information International Inc                    2,100          5,250
*Avant! Corporation                                         1,517         22,755
*Avert Inc                                                    200          2,563
*Axiohm Transaction Solutions Inc                             300             54
*Aztec Technology Partners Inc                                810          3,696
*Bell & Howell Company                                      1,040         33,085
*Black Box Corporation                                        871         58,357
*Blue Wave Systems Inc                                        582          5,384
*Boca Research Inc                                          2,600         17,225
*Brooktrout Technology Inc                                    498          9,244
*Bull Run Corporation                                         500          2,938
*CACI International Inc Class A                               400          9,050
*Casino Data Systems                                        1,000          4,000
*CenterSpan Communications Corporation                        596         19,296
*Ciprico Inc                                                  218          2,521
*Cognex Corporation                                         2,091         81,549
*Cognizant Technology Solutions Corporation                   129         14,101
Comdisco Inc                                                7,700        286,825
*Communication Intelligence Corporation                     4,900         40,425
*Computer Network Technology Corporation                    1,015         23,282
*Concurrent Computer Corporation                            2,766         51,690
*CopyTele Inc                                               1,700          1,381
*Crossroads Systems Inc                                     1,200        101,400
*Crosswalk.Com Inc                                            600          3,075
*Cybex Computer Products Corporation                          560         22,680
*Daisytek International Corporation                           766         17,857
*Daou Systems Inc                                           2,252          6,897
*Data Translation Inc                                       2,700         19,913
*Datalink Corporation                                         800         15,400
*Datapoint Corporation                                      1,300            447
*Dataram Corporation                                          150          3,366
*Digital Origin Inc                                           300          3,638
*Dot Hill Systems Corporation                               1,040          5,135
*Dunn Computer Corporation                                    500          1,625
*ECCS Inc                                                     400          5,050
*Efax.com Inc                                                 829          5,984
*Emulex Corporation                                         1,804        202,950
*Encad Inc                                                  1,019          4,872
*Equinox Systems Inc                                          237          2,133
*European Micro Holdings Inc                                  200          1,200
*Exabyte Corporation                                          831          6,233
*Extended Systems Inc                                         300         14,363
*Focus Enhancements Inc                                     1,000          8,250
*Foundry Networks Inc                                       2,900        874,894
*FVC.com Inc                                                1,201         14,037
*Gadzoox Networks Inc                                       1,200         52,275
*GateField Corporation                                        190            736
General Binding Corporation                                   595          6,991
*Genicom Corporation                                          600            431
*Global Imaging Systems Inc                                   804          9,849
*Global Intellicom Inc                                      8,100              1
*Global Payment Tech Inc                                      240          2,220
*Hertz Technology Group Inc                                   800          2,100
*HMG Worldwide Corporation                                    700          4,900
*IKOS Systems Inc                                           2,200         21,313
*Immersion Corporation                                        800         30,700
*In Focus Systems Inc                                         918         21,286
*Industrial Data Systems Corporation                          500            406
*Intergraph Corporation                                     1,788          8,381
*Interphase Corporation                                       300          6,338
*Iomega Corporation                                        13,450         45,394
*ION Networks Inc                                             800         17,900
*iXL Enterprises Inc                                        3,300        183,150

*Javelin Systems Inc                                          261          2,398
*Key Tronic Corporation                                       400          1,500
*Komag Inc                                                  2,691          8,409
*Lumisys Inc                                                  300            947
*MAI Systems Corporation                                      500            406
*Maxtor Corporation                                         4,900         35,525
*McAfee.com Corporation                                     1,500         94,518
*Media 100 Inc                                                200          5,288
*Merge Technologies Inc                                       700          1,838
*Micros Systems Inc                                           721         53,354
*Micros-To-Mainframes Inc                                     200          1,356
*Microtouch Systems Inc                                       374          4,722
*Mitek Systems Inc                                            500          2,156
*MTI Technology Corporation                                 1,350         49,781
*NCR Corporation                                            4,887        185,095
*Nematron Corporation                                         400          1,100
*Neomagic Corporation                                       1,809         19,786
*Netrix Corporation                                         2,600         38,838
*Network Computing Devices                                    587          4,623
*Network Six Inc                                              400          1,350
*nStor Technologies Inc                                     2,853          6,241
*Number Nine Visual Technology Corporation                    600             60
*NYFIX Inc                                                    589         16,713
*Odetics Inc Class A                                          335          4,523
*ODS Networks Inc                                           1,128         10,223
*Osage Systems Group Inc                                      423            529
*PAR Technology Corporation                                   391          1,857
*Paramount Financial Corporation                              600            863
*Paravant Inc                                                 900          3,263
*Perot Systems Corporation Class A                          4,211         80,009
*Planar Systems Inc                                           393          2,604
*Printronix Inc                                               252          5,733
*Procom Technology Inc                                        499         13,224
*Psc Inc Electronics                                          437          3,223
*Quantum Corporation - DLT & Storage Systems                9,060        137,033
*Quantum Corporation - Hard Disk Drive                      4,496         31,191
*Rainbow Technologies Inc                                     432         10,044
*Rainmaker Systems Inc                                      2,600         52,650
*Redback Networks Inc                                       2,200        390,500
*Rimage Corporation                                           217          3,472
*Safeguard Scientifics Inc                                  1,713        277,613
*SanDisk Corporation                                        1,589        152,941
*SBE Inc                                                    1,000          6,375
*ScanSoft Inc                                                 900          3,600
*Scansource Inc                                               201          8,153
*SCM Microsystems Inc                                         688         43,989
*Sigma Designs Inc                                          1,048         11,528
*Simulations Plus Inc                                       1,800          3,375
*SmartDisk Corporation                                        700         22,925
*Socrates Technologies Corporation                          1,500          3,281
*Splash Technology Holdings                                 1,013          8,927
*Storage Computer Corporation                                 800          4,000
*Storage Technology Corporation                             4,866         89,717
*Sybase Inc                                                 4,356         74,052
*Tanisys Technology Inc                                     1,200            318
*Tekgraf Inc                                                  800          1,200
Telxon Corporation                                            794         12,704
*Tera Computer Company                                        998          4,491
*Tidel Technologies Inc                                     1,200          3,375
*TransAct Technologies Inc                                    300          2,269
*Tricord Systems Inc                                        2,200         10,725
*Tridex Corporation                                           400            650
*UBICS Inc                                                    800          2,500
*Unova Inc                                                  2,548         33,124

*VA Linux Systems Inc                                       1,435        413,996
Valmont Industries Inc                                      1,124         18,054
*Vertel Corporation                                         1,800          9,788
*Visual Networks Inc                                          996         78,933
*Vitech America Inc                                           739          5,912
Wallace Computer Services Inc                               2,335         38,819
*Western Digital Corporation                                4,171         17,466
*Xircom Inc                                                 1,429        107,175
*Xybernaut Corporation                                      2,165         11,637
*Zebra Technologies Corporation Class A                     1,698         99,333
                                                                     -----------
                                                                     $ 5,631,020
CONTAINERS & PACKAGING - 0.1%
*ACX Technologies Inc                                       1,275         13,627
American National Can Group Inc                             2,500         32,500
*Astronics Corporation                                        299          3,027
*Bway Corporation                                             443          2,713
*Disc Graphics Inc                                            400          1,225
*EarthShell Corporation                                     4,476         18,464
*EPL Technologies Inc                                         512            496
Greif Bros Corporation Class A                              1,025         30,494
Interpool Inc                                               1,233          9,170
*PVC Container Corporation                                    313          2,035
*Silgan Holdings Inc                                          854         11,422
Sonoco Products Company                                     5,146        117,072
*UFP Technologies Inc                                         500          1,375
*U.S. Can Corporation                                         485          9,639
                                                                     -----------
                                                                     $   253,259
COSMETICS & PERSONAL CARE - 0.3%
*Carson Inc                                                 2,200          7,150
Carter-Wallace Inc                                          2,625         47,086
*Chattem Inc                                                  427          8,113
*Chromatics Color Sciences                                    968          6,806
Del Laboratories Inc                                          344          2,707
Dial Corporation                                            5,317        129,270
*Enamelon Inc                                                 458            110
Estee Lauder Company Class A                                6,278        316,647
*French Fragrances Inc                                        509          3,277
*Garden Botanika Inc                                        2,700            405
*Inter Parfums Inc                                            378          3,544
*International Specialty Products Inc                       3,376         31,017
NCH Corporation                                               250         11,141
Quaker Chemical Corporation                                   324          4,617
*Revlon Inc Class A                                           894          7,096
Stepan Company                                                663         15,498
Stephan Company                                               211            844
*Styling Technology                                           182            569
*Sybron Chemicals Inc                                         255          2,996
*USA Detergents Inc                                           509          1,400
*Usana Inc                                                  1,581          7,905
                                                                     -----------
                                                                     $   608,198
ELECTRIC UTILITIES - 2.1%
Allegheny Energy Inc                                        5,678        152,951
Alliant Energy Corporation                                  3,951        108,653
Avista Corporation                                          2,499         38,578
Bangor Hydro-Electric Company                                 271          4,421
Black Hills Corporation                                       965         21,411
*Calpine Corporation                                        3,002        192,128
Central Vermont Public Service                                422          4,484
CH Energy Group Inc                                           756         24,948
*Citizens Utilities Company Class B                        13,057        185,246
Cleco Corporation                                           1,106         35,461
CMP Group Inc                                               1,851         51,018
Conectiv Inc                                                4,804         80,767
DPL Inc                                                     7,804        135,107

DQE Inc                                                     3,678        127,351
Eastern Utilities Associates                                  914         27,706
*El Paso Electric Company                                   2,696         26,455
*Emcor Group Inc                                              367          6,698
Energy East Corporation                                     6,150        127,997
Green Mountain Power Corporation                              236          1,755
Hawaiian Electric Industries Inc                            1,634         47,182
IdaCorp Inc                                                 1,982         53,142
Illinova Corporation                                        3,208        111,478
Ipalco Enterprises Inc                                      4,642         79,204
Kansas City Power & Light Company                           3,169         69,916
KeySpan Corporation                                         6,963        161,455
LG & E Energy Corporation                                   6,602        115,122
Madison Gas & Electric Company                                719         14,470
MidAmerican Energy Holdings Company                         3,164        106,587
Minnesota Power & Light Company                             4,226         71,578
Montana Power Company                                       5,824        210,028
New England Electric System                                 3,077        159,235
NiSource Inc                                                6,458        115,437
Northeast Utilities                                         6,440        132,423
NorthWestern Corporation                                    1,128         24,816
NSTAR                                                       3,122        126,441
OGE Energy Corporation                                      4,313         81,947
Otter Tail Power Company                                      530         19,875
*Plug Power Inc                                             2,100         59,325
Potomac Electric Power                                      5,803        133,106
Public Service Company of New Mexico                        1,869         30,371
Puget Sound Power & Light                                   4,183         81,046
*Quanta Services Inc                                        1,317         37,205
RGS Energy Group Inc                                        1,797         36,951
Scana Corporation                                           5,534        148,726
Sierra Pacific Resources                                    4,287         74,219
Sigcorp Inc                                                 1,057         24,047
St Joseph Light & Power                                       299          6,130
Teco Energy                                                 6,601        122,531
The Empire District Electric Company                          761         17,218
The United Illuminating Company                               641         32,931
TNP Enterprises Inc                                           594         24,503
*UniSource Energy Corporation                               1,442         16,132
Unitil Corporation                                            166          5,935
UtiliCorp United Inc                                        4,435         86,205
Western Resources Inc                                       3,446         58,582
Wisconsin Energy Corporation                                5,857        112,747
WPS Resources Corporation                                   1,287         32,336
*York Research Corporation                                    666          2,498
                                                                     -----------
                                                                     $ 4,196,215
ELECTRONICS - 8.5%
*3DFX Interactive Inc                                       1,254         12,305
*8 X 8 Inc                                                  1,983         10,163
*Aavid Thermal Technologies Inc                               440         10,808
*Acme Electric Corporation                                    500          2,875
*Act Manufacturing Inc                                        534         20,025
*Actel Corporation                                          1,037         24,888
*ADE Corporation                                              686         11,319
*Advanced Lighting Technologies Inc                           745          4,284
*Aeroflex Inc                                                 947          9,825
*Aerosonic Corporation                                        178          2,136
*Affinity Technology Group Inc                              2,000          1,375
*Agilent Technologies Inc                                   3,810        294,561
*Align-Rite International Inc                                 300          6,581
*Alliance Semiconductor Corporation                         1,830         30,538
*Alpha Industries Inc                                         907         51,982
*Alpha Technologies Group Inc                                 300          1,800
*Altera Corporation                                         9,906        490,966

*American Locker Group Inc                                    100            563
*American Power Conversion                                  9,864        260,163
*American Superconductor Corporation                          566         15,848
*American Xtal Technology Inc                                 892         15,554
Ametek Inc                                                  1,734         33,054
*Amkor Technology Inc                                       5,973        168,737
*Ampex Corporation Class A                                  2,236         12,158
*Amphenol Corporation Class A                                 899         59,840
*Anacomp Inc                                                  517          9,403
*Anaren Microwave Inc                                         202         10,933
*Anicom Inc                                                 1,223          5,198
*APA Optics Inc                                               300          4,650
*Applied Digital Solutions Inc                              2,100         15,750
*Applied Micro Circuits Corporation                         2,674        340,267
*Arrow Electronics Inc                                      4,578        116,167
*Artesyn Technologies Inc                                   1,790         37,590
*Artisan Components Inc                                       998         20,599
*Aspec Technology Inc                                       3,000         15,094
*Astropower Inc                                               514          7,196
*Atmel Corporation                                         10,110        298,877
*ATMI Inc                                                   1,190         39,344
*Ault Inc                                                     200          1,800
Avnet Inc                                                   2,009        121,545
AVX Corporation                                             4,371        218,277
*Axsys Technologies Inc                                       179          2,372
Bairnco Corporation                                           377          2,262
Baldor Electric Company                                     1,856         33,640
Barnes Group Inc                                              990         16,149
*Bel Fuse Inc Class A                                         191          5,324
Bell Industries Inc                                           349          2,596
*Benchmark Electronics Inc                                    719         16,492
Bmc Industries, Inc                                         1,201          5,855
*Bolder Technologies Corporation                              429          5,470
Boston Acoustics Inc                                          184          2,565
*Broadcom Corporation Class A                               2,428        661,327
*BTU International Inc                                        400          2,300
*Burr-Brown Corporation                                     2,924        105,611
*California Amplifier Inc                                     500         13,156
*Caliper Technologies Corporation                             468         31,239
*Catalina Lighting Inc                                        300          1,444
*Catalyst Semiconductor Inc                                 1,900          6,413
*C-COR Electronics Inc                                        735         56,319
*C-Cube Microsystems Inc                                    1,979        123,193
*CellStar Corporation                                       2,938         29,013
*Ceradyne Inc                                               2,800         12,775
*Cidco Inc                                                  2,629         14,295
*Cirrus Logic Inc                                           3,157         42,028
*Cobalt Networks Inc                                        1,000        108,375
*Commscope Inc                                              2,605        105,014
*Concord Camera                                               501         11,398
*Conexant Systems Inc                                       9,754        647,422
Control Chief Holdings Inc                                    200            900
*CP Clare Corporation                                         700          7,350
Craftmade International Inc                                   278          2,016
*Cree Research Inc                                          1,436        122,599
CTS Corporation                                             1,416        106,731
*Cypress Semiconductor Corporation                          5,447        176,347
C&D Technologies Inc                                          557         23,673
*Daktronics Inc                                               800         20,200
Dallas Semiconductor Corporation                            1,462         94,208
*Data Critical Corporation                                    600          8,925
*Datum Inc                                                    200          1,925
*Dense-Pac Microsystems Inc                                   700          5,622
Diebold Inc                                                 3,677         86,410

*Diodes Inc                                                   300          6,450
*Dionex Corporation                                         1,193         49,137
*Display Technologies Inc                                     315          1,270
*Drexler Technology Corporation                               360          3,510
*DRS Technologies Inc                                         283          2,759
*DuPont Photomasks Inc                                        684         33,003
*ECC International Corporation                                300            975
EDO Corporation                                               296          1,739
*EFTC Corporation                                           1,195          2,166
*Electric Fuel Corporation                                    639          2,237
*Electro Scientific Industries Inc                            609         44,457
*Electronic Retailing Systems International Inc               900            872
*Electronics for Imaging Inc                                2,778        161,471
*Emcore Corporation                                           519         17,646
*EMS Technologies Inc                                         320          3,760
*En Pointe Technologies Inc                                   200          5,500
*Engineering Measurements Company                             200          1,200
*Esco Electronics                                             452          5,255
*ESS Technology Inc                                         2,018         44,774
*ETEC Systems Inc                                             983         44,112
*E-Tek Dynamics Inc                                         3,348        450,725
*eToys Inc                                                  5,900        154,875
*Evans & Sutherland Computer Corporation                      365          4,175
*Exar Corporation                                             443         26,082
*Fairchild Semiconductor Corporation Class A                2,800         83,300
*Faroudja Inc                                               2,800         14,088
*Fiberstars Inc                                               300          1,725
*Finisar Corporation                                        2,400        215,700
*Focus Affiliates Inc                                       1,200          5,850
Franklin Electric Company Inc                                 250         17,547
*FSI International Inc                                      1,028         11,822
*FuelCell Energy Inc                                          150          3,759
*GameTech International Inc                                   400          2,000
*General Motors Corporation Class H                         6,781        650,976
*General Semiconductor Inc                                  2,258         32,035
*Genus Inc                                                    700          3,150
*GlobeSpan Inc                                                900         58,613
*GP Strategies Corporation                                    398          2,438
*Graham Corporation                                           200          1,325
*Hadco Corporation                                            597         30,447
Harman International Industries Inc                           891         50,007
Harris Corporation Inc                                      3,900        104,081
*Harvey Electronics Inc                                     3,300          5,156
*Hauppage Digital Inc                                         300          6,038
*Heartland Technology Inc                                     500          1,500
*HEI Inc                                                      300          2,288
Helix Technology Corporation                                1,197         53,641
*Herley Industries Inc                                        236          3,584
*hi/fn Inc                                                    339         13,136
*HMT Technology Corporation                                 2,954         11,816
Hubbell Inc Class B                                         3,342         91,070
Hughes Supply Inc                                           1,072         23,115
*Hutchinson Technology Inc                                  1,199         25,479
*Hytek Microsystems Inc                                       700          1,181
*Ibis Technology Corporation                                  405         20,098
*IEC Electronics Corporation                                2,800          6,650
*IFR Systems Inc                                            1,900         19,119
*Illinois Superconductor Corporation                        1,000          1,969
*ImageX.com Inc                                               700         29,313
*Imation Corporation                                        1,818         61,017
*IMP Inc                                                    2,900          9,244
Innovex Inc                                                   544          5,100
*Integrated Device Technology Inc                           4,281        124,149
*Integrated Silicon                                           868         14,376

*Interlink Electronics Inc                                    900         52,875
*International Rectifier Corporation                        2,405         62,530
*inTEST Corporation                                           300          5,400
*Intevac Inc                                                  642          2,247
*Invision Technologies Inc                                    539          2,223
*Jabil Circuit Inc                                          4,439        324,047
*Jason Inc                                                    750          5,438
*JNI Corporation                                            1,000         66,000
*JPM Company                                                  360          2,835
Juno Lighting Inc                                              48            498
*Kemet Corporation                                          1,954         88,052
*Kent Electronics Corporation                               1,250         28,438
Kollmorgen Corporation                                        373          4,593
*Koss Corporation                                             400          5,500
*K-Tel International                                          372          2,186
*Lam Research Corporation                                   1,933        215,650
*Lamson & Sessions Company                                    801          3,905
*Lattice Semiconductor Corporation                          2,296        108,199
*Let's Talk Cellular & Wireless Inc                         2,500          6,328
Linear Technology Corporation                               7,626        545,736
*Littelfuse Inc                                               908         22,033
*Litton Industries Inc                                      2,233        111,371
*Logic Devices Inc                                            600          1,875
*Lo-Jack Corporation                                          668          4,509
*Lowrance Electronics Inc                                   1,700          8,553
LSI Industries Inc                                            356          7,699
*Mackie Designs Inc                                           561          2,945
*Macromedia Inc                                             2,389        174,696
*Maker Communications Inc                                     800         34,200
*Mattson Technology Inc                                       653         11,183
*Maxim Integrated Products Inc                             13,500        637,031
*Maxwell Technologies Inc                                     312          3,120
*Measurements Specialties Inc                                 300          6,263
*MedicaLogic Inc                                            1,248         32,517
*MEMC Electronic Materials Inc                              3,212         39,347
*Mercury Computer Systems Inc                                 944         33,040
*Merix Corporation                                            500          5,500
Methode Electronics Inc Class A                             1,690         54,291
*Metrologic Instruments Inc                                   241          3,254
*Micrel Inc                                                 1,984        112,964
*Micro Linear Corporation                                     810          6,936
*Microchip Technology Inc                                   2,497        170,888
*Micron Electronics Inc                                     4,597         51,142
*Microsemi Corporation                                        617          5,476
*Microvision Inc                                              272          8,228
*MIPS Technologies Inc Class A                                967         50,284
*MKS Instruments Inc                                        1,300         46,963
*MMC Networks Inc                                           1,444         49,638
*Moog Inc Class A                                             369          9,963
*MRV Communications Inc                                     1,482         93,181
*Nashua Corporation                                           283          2,123
*National-Standard Company                                  3,000          9,375
*Netro Corporation                                          2,100        107,100
*NETsilicon Inc                                             1,000         20,063
*Northeast Digital Networks Inc                            17,900            179
*Novellus System Inc                                        1,928        236,240
*Nu Horizons Electronics Corporation                          210          2,783
*Nucentrix Broadband Networks Inc                             300          7,350
*Nuwave Technologies Inc                                      600          1,388
*Oak Industries Inc                                           887         94,133
*Oak Technology Inc                                         1,699         16,034
*On-Point Technology Systems Inc                              400          1,000
*OPTi Inc                                                     683          3,628
*ORBIT/FR Inc                                                 900          2,475

*Ortel Corporation                                            538         64,560
*OSI Systems Inc                                              434          2,387
*OYO Geospace Corporation                                   1,100         11,275
*O.I. Corporation                                             200            788
*Pacific Aerospace & Electronics Inc                          600            750
*Panavision Inc                                               360          1,688
*Paradyne Networks Inc                                      1,500         40,875
Park Electrochemical Corporation                              466         12,378
*Parlex Corporation                                           600         15,788
*PCD Inc                                                      310          2,093
*PE Corporation - Celera Genomics Group                     1,300        193,700
*Percon Inc                                                   100          1,475
*Pericom Semiconductor Corporation                            544         14,314
*Photon Dynamics Inc                                          400         15,500
*Photronics Inc                                             1,092         31,259
*Pinnacle Holdings Inc                                      2,000         84,750
*Pinnacle Systems Inc                                       1,134         46,140
Pioneer-Standard Electronics Inc                              971         14,019
*Pixar Inc                                                  2,288         80,938
*Plexus Corporation                                           780         34,320
*PLX Technology Inc                                         1,200         22,725
*Policy Management System Corporation                       1,613         41,232
*Powell Industries Inc                                        391          2,688
*Power Integrations Inc                                     1,312         62,894
*Power-One Inc                                                930         42,606
*Printtrak International Inc                                  508          4,953
*QLogic Corporation                                         1,770        282,979
*QMS Inc                                                      194            570
*QualMark Corporation                                       2,100          6,300
*QuickLogic Corporation                                       600          9,900
Quixote Corporation                                           292          4,453
*Rambus Inc                                                 1,133         76,407
*Ramtron International Corporation                            840          5,618
*Rayovac Corporation                                        1,229         23,197
*Read-Rite Corporation                                      2,179         10,350
*Recoton Corporation                                          531          4,779
*Remec Inc                                                  1,134         28,917
*Reptron Electronics Inc                                    2,200         19,250
*Research Frontiers Inc                                       404          5,984
*Research Inc                                               3,200         16,000
*RF Micro Devices Inc                                       3,876        265,264
*RF Monolithics Inc                                           257          1,542
Richardson Electronics                                        481          3,608
*Robinson Nugent Inc                                        2,200         28,600
*Rogers Corporation                                           281         10,748
*Rudolph Technologies Inc                                     717         24,020
*Saf T Lok Inc                                                800            875
*Sage Inc                                                     500          9,688
*Sanmina Corporation                                        2,898        289,438
*SBS Technologies Inc                                         315         11,498
*SCI Systems Inc                                            3,687        303,025
Scientific Technologies Inc                                   430          2,338
*SDL Inc                                                    1,762        384,116
*Semtech Corporation                                        1,418         73,913
*Sensar Corporation                                           800         47,600
*Sensormatic Electronics Corporation                        3,751         65,408
*Sensory Science Corporation                                  700          1,225
*Sheldahl Inc                                                 484          2,087
*Sigmatron International Inc                                  200          1,300
*Signal Technology Corporation                              2,400         17,400
*Silicon Image Inc                                          1,200         84,075
*Silicon Storage Technology                                 1,329         54,821
*Silicon Valley Group Inc                                   1,468         26,057
*Siliconix Inc                                                567         74,561

*SIPEX Corporation                                            860         21,124
SL Industries Inc                                             253          2,941
*SLI Inc                                                    1,699         23,043
*Somera Communications Inc                                  2,300         28,606
*Spacehab Inc                                                 412          2,215
*Sparton Corporation                                          350          1,859
*Spectra-Physics Lasers Inc                                   796         22,288
*Spectrum Control Inc                                         490          5,206
*Spire Corporation                                          2,000         11,500
*SRS Labs Inc                                                 521          3,061
*Star Struck Ltd                                            2,800         12,250
*Stoneridge Inc                                             1,002         15,468
*Superconductor Technologies Inc                            2,500         12,188
*Supertex Inc                                                 542         10,942
*Surge Components Inc                                       1,900          6,947
Symbol Technologies Inc                                     4,454        283,107
TB Woods Corporation                                          261          2,219
*Tech Sym Corporation                                         223          4,599
Technitrol Inc                                                723         32,174
Tech/Ops Sevcon Inc                                           139          1,390
*Telcom Semiconductor Inc                                     847         17,787
*The Carbide/Graphite Group                                   373          2,425
*The DII Group Inc                                          1,789        126,963
The Eastern Company                                           160          2,500
*The Genlyte Group Inc                                        802         17,143
*The Panda Project Inc                                      8,100            344
*Thermo Ecotek Corporation                                  1,607          8,537
*Thermo Instrument Systems inc                              5,934         66,016
*Thermo Vision Corporation                                    500          3,469
Thomas Industries Inc                                         710         14,511
*Three-Five Systems Inc                                       497         20,377
*Trans-Industries Inc                                       1,300          7,150
*Transmation Inc                                              400            963
*TranSwitch Corporation                                     1,222         88,671
*Trident Microsystems Inc                                     577          5,914
*Trimble Navigation Ltd                                       915         19,787
*TriQuint Semiconductor Inc                                   873         97,121
*Triumph Group Inc                                            515         12,457
*UCAR International Inc                                     2,112         37,620
*Ultralife Batteries Inc                                      469          2,873
*Unique Mobility Inc                                          714          2,945
*Universal Display Corporation                                300          5,025
*Universal Electric                                           289         13,294
*uniView Technologies Corporation                           2,400         11,250
*U.S. Wireless Corporation                                    600          9,075
*V3 Semiconductor Inc                                         400          5,200
*Valence Technology Inc                                     1,046         19,874
*Varian Inc                                                 1,330         29,925
*Varian Semiconductor Equipment Associates Inc              1,430         48,620
*Vicor Corporation                                          1,975         79,988
*Viisage Technology Inc                                       900          7,256
*Virata Corporation                                         1,000         29,875
*Vishay Intertechnology Inc                                 4,183        132,287
*Vitesse Semiconductor Corporation                          7,652        401,252
Watkins-Johnson Company                                       241          9,640
*WESCO International Inc                                    1,800         15,975
*Williams Controls Inc                                      2,200          4,881
*Wireless Telecom Group Inc                                   500          1,594
Woodhead Industries Inc                                       406          4,720
*WPI Group Inc                                              2,700          6,581
*Xicor Inc                                                    800         10,950
*Zing Technologies Inc                                        200          2,575
*Zoltek Companies Inc                                         798          6,883
*Zoran Corporation                                            672         37,464
                                                                     -----------
                                                                     $17,334,574

ENTERTAINMENT & LEISURE - 1.4%
*4Kids Entertainment Inc                                      500         14,000
*800 Travel Systems Inc                                       500          1,094
*Acres Gaming Inc                                           3,300          2,991
*Adams Golf Inc                                               829          1,347
Allen Organ Company Class B                                   171          6,498
*Alliance Gaming Corporation                                  437          1,188
*Alpha Hospitality Corporation                                400          2,500
*AMC Entertainment                                          1,050          9,056
*American Coin Merchandising Inc                              200            550
*American Wagering Inc                                        348          2,132
*AMF Bowling Inc                                            4,403         13,759
*Anchor Gaming                                                539         23,413
*Argosy Gaming Company                                      1,103         17,165
*Ascent Entertainment Group                                 1,331         16,887
*Autotote Corporation Class A                               1,200          3,900
*Avid Technology Inc                                        1,096         14,317
*A.T. Cross Class A                                           610          2,745
*Bally Total Fitness Holdings Corporation                   1,035         27,622
*barnesandnoble.com inc                                     1,300         18,444
*Boca Resorts Inc Class A                                   1,561         15,220
*Boyd Gaming Corporation                                    2,480         14,415
*Brass Eagle Inc                                              200          1,000
*Brilliant Digital Entertainment Inc                          500          1,969
Callaway Golf Company                                       3,860         68,274
*Carmike Cinemas Inc Class A                                  419          3,273
*Championship Auto Racing                                     678         15,594
*Cheap Tickets Inc                                          1,000         13,688
Churchill Downs Inc                                           477         10,762
*Clark (Dick) Prod Inc                                        309          4,596
*Cleveland Indians Baseball                                   600         12,563
*CNET Inc                                                   3,640        206,570
*Coastcast Corporation                                        357          5,935
*Coleman Company Inc                                        2,497         23,253
CPI Corporation                                               569         12,838
*Craig Corporation                                          1,000          6,875
*Cybex International Inc                                    1,900          4,988
*Department 56 Inc                                            808         18,281
*Direct Focus Inc                                             400         11,100
Dover Downs Entertainment                                   1,590         29,813
*DSI Toys Inc                                                 505          1,452
*Egreetings Network Inc                                     1,950         19,744
Ellett Brothers Inc                                           200          1,375
*EMusic.com Inc                                             1,600         16,400
*Escalade Inc                                                 139          1,807
*Expedia Inc Class A                                        1,400         49,000
*Family Golf Centers Inc                                      952          1,339
*Fotoball USA Inc                                           2,400         15,150
*Four Media Company                                           763         11,350
*garden.com Inc                                               400          3,475
Gaylord Entertainment Company Class A                       1,767         52,900
*GetThere.com Inc                                           1,587         63,877
*Golf Entertainment Inc                                     1,300          1,259
*GTECH Holdings Corporation                                 1,846         40,612
*Hollywood Entertainment Corporation                        2,193         31,799
*Hollywood Park Inc                                         1,151         25,826
*Image Entertainment Inc                                      599          3,351
*Imaginon                                                   1,346          5,721
International Game Technology                               5,021        101,989
International Speedway Corporation Class A                  2,738        137,914
*Jackpot Enterprises Inc                                      385          3,200
*Jakks Pacific Inc                                            628         11,736
*JCC Holding Company Class A                                1,000          2,813

*Johnson Worldwide Associates                                 300          2,128
K2 Inc                                                        611          4,659
*Kushner Locke Company                                        489          2,124
*Lady Luck Gaming Corporation                               2,000         20,375
*Lakes Gaming Inc                                             389          3,088
*Laser-Pacific Media Corporation                              500          5,031
*Liquid Audio Inc                                             800         21,000
*Loews Cineplex Entertainment                               2,622         15,404
*Macrovision Corporation                                    1,280         94,720
*Mandalay Resort Group                                      4,656         93,702
*Martha Stewart Living Omnimedia Inc Class A                  700         16,800
*Metro Goldwyn Mayer Inc (MGM)                              9,740        229,499
*MGM Grand Inc                                              3,141        158,032
*MP3.com Inc                                                3,500        110,906
*Multimedia Games Inc                                         200            431
*Musicmaker.com Inc                                         1,100          6,463
*Navigant International Inc                                   579          6,767
*Paul-Son Gaming Corporation                                1,300          5,850
*PDS Financial Corporation                                    300            506
*Penn National Gaming Inc                                     543          4,887
*Platinum Entertainment Inc                                   600          1,500
*Play By Play Toys & Novelties Inc                          1,500          2,531
*Playcore Inc                                               1,200          9,600
*Players International Inc                                  1,178          9,682
*Premier Parks Inc                                          3,774        108,974
*Racing Champions Corporation                               1,589          7,051
*Rawlings Sporting Goods Company                              287          1,722
*Reading Entertainment Inc                                    333          1,915
*Rentrak Corporation                                          300          2,119
*Resortquest International Inc                                754          3,157
*Riddell Sports Inc                                           500          1,719
*Sabre Group Holdings Inc                                   1,002         51,353
*SFX Entertainment Inc Class A                              3,301        119,455
*Speedway Motorsports                                       2,056         57,183
*Sport Supply Group Inc                                       331          2,276
*Sports Club Company Inc                                      600          2,325
*Steinway Musical Instruments                                 325          6,581
*TBA Entertainment Corporation                                500          2,656
*TearDrop Golf Company                                        400            550
*Ticketmaster Online-CitySearch Inc Class B                   613         23,562
Todd Ao Corporation Class A                                   300          9,150
*Topps Company Inc                                          2,611         27,089
*Toymax International Inc                                     474          2,222
*Trimark Holdings Inc                                       1,000          3,594
*Unapix Entertainment Inc                                     400            750
*United Leisure Corporation                                   400          1,300
*Video Update Inc Class A                                   1,200            312
*Westwood One Inc                                           2,793        212,268
*WMS Industries Inc                                         1,202         15,776
*World Wrestling Federation Entertainment Inc                 400          6,900
*Youbet.com Inc                                             1,400          6,038
                                                                     -----------
                                                                     $ 2,768,386
ENVIRONMENTAL CONTROLS - 0.2%
*ATG Inc                                                      810          3,493
*Capital Environmental Resource Inc                           200          1,188
*Casella Waste Systems Inc Class A                            966         18,233
*Covol Technologies Inc                                       559            402
*Crown Andersen Inc                                           100            750
*Environmental Elements Corporation                           300            694
*GZA GeoEnvironmental Technologies Inc                        600          2,700
*Harding Lawson Associates Group Inc                          300          2,325
*Hi-Rise Recycling Systems Inc                                900          1,969
*Layne Christensen Company                                    520          3,770
*Metal Management Inc                                       3,900         14,625

*MFRI Inc                                                     300          1,294
*MPM Technologies Inc                                         300          1,950
*New Horizons Worldwide Inc                                   309          3,666
Ogden Corporation                                           2,497         29,808
*Republic Services Inc Class A                              8,967        128,901
*Safety-Kleen Corporation                                   5,054         57,173
Sevenson Environmental Services Inc                           200          1,900
*Stericycle Inc                                               700         13,169
*Strategic Diagnostic Inc                                     300          1,969
*Synagro Technologies Inc                                   1,600          7,800
*Thermatrix Inc                                               300            263
*TRC Companies Inc                                            500          3,844
Trigen Energy Corporation                                     453          7,871
*U.S. Liquids Inc                                             754          6,315
*Waste Connections Inc                                        943         13,615
*Waste Industries                                             693          7,840
*Waste Systems International                                  724          3,439
                                                                     -----------
                                                                     $   340,966
FINANCIAL SERVICES - 3.1%
*Acacia Research Corporation                                  400         11,975
Advanta Corporation Class A                                 1,193         21,772
Advest Group Inc                                              398          7,313
*Affiliated Managers Group                                  1,084         43,834
AG Edwards Inc                                              4,612        147,872
Allied Capital Corporation                                  2,939         53,820
American Capital Strategies                                   707         16,084
*Americredit                                                3,403         62,956
*Ameritrade Holding Corporation Class A                     7,659        166,105
*Ampal-American Israel Corporation Class A                    883          8,168
Amplicon Inc                                                  436          4,742
*Amresco Inc                                                2,017          2,837
*Analytical Surveys Inc                                       249          2,848
Apartment Investment & Management Company                   3,231        128,634
*Arcadia Financial Ltd                                      1,444          6,408
*Atalanta Sosnoff Capital Corporation                         500          4,250
Avalon Capital Inc                                            400          7,100
*A.B. Watley Group Inc                                        200          2,150
*Boron Lepore & Associates                                    466          3,029
Camden Property Trust                                       1,993         54,558
Capitol Federal Financial                                   4,100         39,975
*Caribiner International Inc                                1,073          3,890
*Cash Technologies Inc                                        100          1,431
*Central Financial Acceptance Corporation                     300          2,213
*Century Business Services                                  4,128         34,830
Charter Municipal Mortgage Acceptance                         921         10,822
CIT Group Inc Class A                                      13,446        284,047
*Collectors Universe Inc                                    1,300          8,125
*CompuCredit Corporation                                    1,900         73,150
Conning Corporation                                           477          3,935
*Consumer Portfolio Services                                  700          1,094
*ContiFinancial Corporation                                 1,724            404
*Credit Acceptance Corporation                              2,070          7,633
*Creditrust Corporation                                       395          3,037
*Crescent Operating Inc                                     1,800          4,950
*Crown Group Inc                                              444          2,192
Dain Rauscher Corporation                                     556         25,854
*Delta Financial Corporation                                  688          2,838
*Digital Insight Corporation                                  700         25,463
Donaldson Lufkin & Jenrette Inc                             6,392        309,213
*Donna Karan International Inc                                796          5,224
Doral Financial Corporation                                 1,908         23,492
*DVI Inc                                                      519          7,882
Eaton Vance Corporation                                     1,808         68,704
*Ebay Inc                                                   6,403        801,576

*Electronic Processing Inc                                    207          3,105
*E-LOAN Inc                                                 1,900         30,875
*Enercorp Inc                                                 700          1,488
*Equitex Inc                                                  439          3,512
*eSPEED Inc Class A                                         1,800         88,928
*E*TRADE Group Inc                                         11,822        308,850
*Factual Data Corporation                                     900          7,200
*Federal Agric Management Corporation Class A                 400          6,450
Federated Investors Inc Class B                             4,060         81,454
*Financial Federal Corporation                                665         15,170
*Finet Holdings Corporation                                 3,100          4,069
Finova Group Inc                                            2,993        106,252
First Albany Companies Inc                                    330          4,764
*First Cash Inc                                               400          3,300
*First Sierra Financial Inc                                   924         15,824
*Firstcity Financial Corporation                              305            839
*Forrester Research Inc                                       383         26,379
Freedom Securities Corporation                                899         10,114
*Friedman Billings Ramsey Group Inc Class A                   555          4,371
Fulton Financial Corporation                                3,396         61,128
*Gabelli Asset Management Inc Class A                         500          8,125
*GlobalNet Financial.com Inc                                  500         14,406
*Greg Manning Auctions Inc                                    400          5,500
*Hallwood Group                                               600          7,313
Harris & Harris Group Inc                                     600          6,900
Heller Financial Inc                                        2,508         50,317
Hibernia Corporation Class A                                7,696         81,770
*Hoening Group                                                400          3,700
*Hpsc Inc                                                     200          1,850
*H.D. Vest Inc                                                300          1,894
*Imperial Credit Industries Inc                             1,648         10,300
IndyMac Mortgage Holdings Inc                               3,938         50,210
*Innotrac Corporation                                         331          4,551
*Insurance Auto Auctions Inc                                  517          8,143
Investment Technology Group Inc                             2,254         64,803
*Iron Mountain Inc                                          1,710         67,224
*Iti Technologies Inc                                         306          9,180
*JB Oxford Holdings Inc                                       521          4,005
Jeffries Group Inc                                          1,040         22,880
John Nuveen & Company Inc Class A                           1,402         50,560
*JWGenesis Financial Corporation                              763         22,604
*Kent Financial Services Inc                                1,000          4,000
*Kinnard Investments Inc                                    1,200          8,925
*Kirlin Holding Corporation                                 2,000         17,250
*Knight/Trimark Group Inc Class A                           5,590        257,140
*Labranche & Company Inc                                    1,900         24,225
Legg Mason Inc                                              2,797        101,391
Liberty Financial Companies                                 2,464         56,518
Liberty Property Trust                                      3,233         78,400
*LINC Capital Inc                                             900          4,275
*MACC Private Equities Inc                                    520          6,955
*Marketing Services Group Inc                               1,000         16,750
*Matrix Bancorp Inc                                           247          2,964
Medallion Financial Corporation                               516          9,256
*Memberworks Inc                                              698         23,165
Metris Companies Inc                                        1,822         65,023
MicroFinancial Inc                                            700          8,181
Morgan Keegan Inc                                           1,444         24,277
*Mortgage.com Inc                                           1,800         10,463
*Mossimo Inc                                                  671          5,410
*M.H. Meyerson & Company Inc                                  300          1,575
*National Discounts Brokers Group Inc                       1,126         29,698
*National Processing Inc                                    2,265         20,102
*NCO Group Inc                                              1,360         40,970

*Netcentives Inc                                            1,600         99,700
*Netzee Inc                                                 1,000         16,625
Neuberger Berman Inc                                        2,500         62,188
*New Century Financial Corporation                            533          8,395
*Newsedge Corporation                                       1,632         19,074
*NextCard Inc                                               2,200         63,525
*Norstan Inc                                                  492          3,137
*Ocwen Financial Corporation                                3,216         20,102
*Omega Worldwides Inc                                         548          2,552
*Online Resources & Communications Corporation                700         11,638
*onlinetradinginc.com                                         900          9,788
*Overland Data Inc                                            451          3,383
*Paulson Capital Corporation                                  500          2,641
*Pegasystems Inc                                            1,383         15,559
*Pelican Financial Inc                                        400          1,500
*Per-Se Technologies Inc                                    1,301         10,937
Phoenix Investment Partners                                 2,008         16,315
*Pioneer Group                                              1,155         18,191
Pmc Capital Inc                                               500          4,063
*Point West Capital Corporation                               245          2,419
Post Properties Inc                                         1,901         72,713
*Precision Response Corporation                               894         21,680
*Ragen Mackenzie Group Inc                                    481          8,658
Raymond James Financial Corporation                         2,266         42,346
Resource America Inc Class A                                  806          6,347
Resource Bancshares Mortgage Group                          1,053          4,771
*Ritchie Brothers Auctioneers Inc                             900         24,975
*Rwd Technologies Inc                                         550          5,706
*S1 Corporation                                             1,703        133,047
Seacoast Financial Services Corporation                     1,200         12,225
*Seattle Filmworks Inc                                        726          2,019
*SGV Bancorp Inc                                              200          4,375
Siebert Financial Corporation                                 939         13,850
*Sitel Corporation                                          3,168         22,176
*Softnet Systems                                              718         18,040
Source Capital Corporation                                    500          2,875
Southwest Securities Group Inc                                524         14,345
*Startek Inc                                                  589         21,351
Stifel Financial Corporation                                  300          2,963
Student Loan Corporation                                    1,094         54,563
*TD Waterhouse Group Inc                                    1,900         31,231
*Telespectrum Worldwide Inc                                 1,447         10,310
*Teletech Holdings Inc                                      2,995        100,941
*The Banc Stock Group Inc Class A                             800          2,400
The Goldman Sachs Group Inc                                 3,538        333,235
*The WMF Group Ltd                                          2,000         11,500
The Ziegler Companies Inc - WI                                107          1,578
*Transmedia Network Inc                                       574          1,399
*UniCapital Corporation                                     2,301          8,485
United Asset Management Corporation                         2,938         54,537
Value Line Inc                                                446         16,056
*Vestcom International Inc                                    393          1,376
Virginia Commonwealth Finan                                   329          8,061
*VSI Holdings Inc - GA                                      1,414          6,275
Wackenhut Corporation                                         867         12,951
Waddell & Reed Financial Inc Class A                        2,970         80,561
*Warrantech Corporation                                       694          1,041
*Waterside Capital Corporation                                500          4,563
*Web Street Inc                                             1,300         16,088
*WebFinancial Corporation                                     300          1,866
Wfs Financial Inc                                           1,048         22,139
Wilmington Trust Corporation                                1,596         77,007
*Wind River Systems                                         1,991         72,920
*Wit Capital Group Inc                                        500          8,500

*World Acceptance Corporation                                 701          3,374
                                                                     -----------
                                                                     $ 6,374,800
FOOD RETAILERS - 0.4%
*7-Eleven Inc                                              19,445         34,637
*Arden Group Inc                                              320         11,520
Delhaize America Inc (non-voting shares)                    7,703        156,467
*Foodarama Supermarkets Inc                                   100          1,988
Hannaford Brothers Company                                  2,091        144,932
*Homeland Holding Corporation                               3,000         10,875
Ingles Markets                                                660          7,343
Marsh Supermarkets Inc Class B                                911          9,224
*Rocky Mountain Chocolate Factory Inc                         300          1,575
Schultz Sav O Stores Inc                                      742          9,461
Seaway Food Town Inc                                          645         10,481
*Starbucks Corporation                                      9,272        224,846
*Synergy Brands Inc                                           400          1,188
*The Grand Union Company                                    1,000         10,125
*United Heritage Corporation                                  160            540
*Village Super Market Inc Class A                             700          9,144
*Vlasic Foods International Inc                             2,135         12,143
*Webvan Group Inc                                           1,200         19,800
Weismarkets Inc                                             2,368        103,008
*Whole Foods Market Inc                                     1,279         59,314
*Wild Oats Markets Inc                                        876         19,436
                                                                     -----------
                                                                     $   858,047
FOREST PRODUCTS & PAPER - 0.7%
American Woodmark Corporation                                 353          8,560
Associated Materials Inc                                      406          6,648
Bowater Inc                                                 2,515        136,596
*Buckeye Technologies Inc                                   1,702         25,317
*Building Materials Holdings Corporation                      566          5,802
Caraustar Industries Inc                                    1,220         29,280
Chesapeake Corporation                                      1,059         32,300
Consolidated Papers Inc                                     4,546        144,620
*Crown Vantage Inc                                          3,200          6,600
*Day Runner Inc                                               438          1,711
*Decora Industries Inc                                        328            882
*Drew Industries Inc                                          505          4,545
Ennis Business Forms                                          599          4,642
*Fibermark Inc                                                286          3,361
*Gaylord Container Class A                                  2,383         16,234
Georgia Pacific Corporation                                 4,007         98,672
Glatfelter (P H) Company                                    2,081         30,305
Hunt Corporation                                              411          3,905
*Ivex Packaging Corporation                                   936          9,360
*Kevco Inc                                                    306            574
Liberty Homes Inc Class A                                     200          1,638
Longview Fibre Company                                      2,812         40,071
*Mail-Well Inc                                              2,284         30,834
*Palex Inc                                                    721          5,047
*Paragon Trade Brands Inc                                     534            123
Patrick Industries Inc                                        216          1,998
*Playtex Products Inc                                       2,999         46,110
Pope And Talbot                                               497          7,952
Rayonier Inc                                                1,646         79,522
Republic Group                                                533          8,062
Rock-Tenn Company Class A                                   1,029         15,178
*Shorewood Packaging Corporation                            1,287         24,373
*Simpson Manufacturing Company Inc                            517         22,619
*Smurfit-Stone Container Corporation                       11,116        272,342
St Joe Corporation                                          4,324        105,127
TJ International n Inc                                        903         37,926
*TST/Impreso Inc                                              300          1,181
*United Stationers                                          1,646         47,014

Universal Forest Products Inc                                 926         13,659
Wausau-Mosinee Paper Corporation                            2,633         30,773
                                                                     -----------
                                                                     $ 1,361,463
HEALTH CARE PROVIDERS - 1.0%
*Accredo Health Inc                                           500         15,375
*Allscripts Inc                                             1,100         48,400
*Alterra Healthcare Corporation                               982          8,163
*America Service Group Inc                                    300          4,500
*American Dental Partners Inc                                 932          6,524
*American Healthcorp Inc                                      305          1,392
*American Retirement Corporation                              765          6,072
*Ameripath Inc                                                873          7,148
*Amsurg Inc Class A                                           451          2,932
*Apria Healthcare Group                                     3,016         54,100
*ARV Assisted Living Inc                                      710          1,065
*Assisted Living Concepts Inc                                 778          1,702
*Beverly Enterprises Inc                                    4,781         20,917
*Caredata.com Inc                                           2,800         18,550
*Caremark Rx Inc                                            9,904         50,139
*Carematrix Corporation                                       796          1,990
*Castle Dental Centers Inc                                    500          1,500
*Centennial Healthcare Corporation                            639          1,917
*Chronimed, Inc                                               546          4,197
*Coast Dental Services Inc                                    341            831
*Core Inc Massachusetts                                       350          3,347
*Corvel Corporation                                           300          7,050
*Coventry Health Care Inc                                   2,832         19,116
*Cryolife Inc                                                 467          5,487
*Curative Health Services Inc                                 470          3,643
*Daxor Corporation                                            213          3,089
*Dianon Systems Inc                                           303          4,166
*drkoop.com Inc                                             1,300         15,438
*Dynacq International Inc                                     500          9,000
*Emeritus Corporation                                       1,243          8,080
*Enzo Biochem Inc                                           1,218         54,886
*Enzon Inc                                                  1,984         86,056
*Express Scripts Inc Class A                                1,904        121,856
*First Health Group Corporation                             3,121         83,877
*Foundation Health Systems                                  6,067         60,291
*Genesis Health Ventures Inc                                1,575          3,248
*Health Management Associates Inc Class A                  12,637        169,020
*Health Systems Design Corporation                            300          1,575
*Healthcentral.com                                          3,238         23,678
*Healtheon Corporation                                      3,781        141,788
Hooper Holmes Inc                                           1,359         34,994
*Human Genome Sciences Inc                                  1,203        183,608
*Immunomedics Inc                                           1,393         17,064
*Impath Inc                                                   412         10,480
*IntegraMed America Inc                                       400          1,350
*Integrated Health Services Inc                             2,363            295
*InterDent Inc                                                800          6,450
*Laser Vision Centers Inc                                   1,192         12,591
*Lifemark Corporation .                                       300            975
*LifePoint Hospitals Inc                                    1,500         17,719
*Lincare Holdings Inc                                       3,204        111,139
*Magellan Health Services Inc                               1,414          8,926
*Mariner Post-Acute Network                                 1,858            130
*Matria Healthcare Inc                                      1,342          5,536
*Maxicare Health Plans Inc                                    661          1,900
*Mid Atlantic Medical Services Inc                          2,320         19,285
*National Dentex Corporation                                  656         10,988
*Novacare Inc                                               1,300            244
*Orthodontic Centers of America                             2,338         27,910
*Oxford Health Plans Inc                                    4,096         51,968

*PacifiCare Health Systems Inc Class A                      2,336        123,808
*Pediatrix Medical Group Inc                                  683          4,781
*Pentegra Dental Group Inc                                    400            475
*PMR Corporation                                              312          1,014
*Prime Medical Service Inc                                    659          6,013
*ProVantage Health Services Inc                             1,000          8,000
*Province Healthcare Company                                  779         14,801
Psychemedics Corporation                                    2,416         12,080
*Ramsay Youth Services Inc                                    400            588
*Raytel Medical Corporation                                 2,500          7,656
*Rehabcare Corporation                                        339          7,161
*Renal Care Group Inc                                       2,213         51,729
*Renex Corporation                                            300          2,794
*SeraCare Inc                                               1,900          6,650
*Sierra Health Services Inc                                 1,213          8,112
*Sight Resource Corporation                                   500          1,031
*Sonus Corporation                                            400          1,200
*Sunrise Assisted Living Inc                                  950         13,063
*Syncor International Corporation                             491         14,300
*Total Renal Care Holdings Inc                              4,621         30,903
*Transworld Healthcare Inc                                    784          1,470
*Triad Hospitals Inc                                        1,600         24,200
*United Payors & United Prov                                  764         12,654
*Universal Health Services Inc Class B                      1,765         63,540
*Urocor Inc                                                   468          1,960
*U.S. Physical Therapy Inc                                  1,200         10,200
Ventas Inc                                                  3,435         14,384
*Veterinary Centers of America                                926         11,922
*VisionAmerica Inc                                            500          1,500
*Women First Health Care Inc                                  500          2,625
                                                                     -----------
                                                                     $ 2,066,271
HEAVY CONSTRUCTION - 0.1%
Abrams Industries                                             300          1,275
*Amrep Corporation                                            500          2,375
*Anthony & Sylvan Pools Corporation                           221          1,535
*Crossmann Communities Inc                                    514          7,967
*Del Webb                                                     808         20,150
*Fairfield Communities Inc                                  2,054         22,081
Granite Construction Inc                                    1,436         26,476
*Hovnanian Ent Class A                                      1,300          8,369
*Kentucky Electric Steel Inc                                2,800          6,650
Lennar Corporation                                          3,001         48,766
Mcgrath Rentcorp                                              916         16,030
*Meadow Valley Corporation                                    400          1,450
*Morrison Knudsen Corporation                               2,689         21,008
M/I Schottenstein Homes Inc                                   325          5,058
*Perini Corporation                                           200            775
*Rottlund Company                                           1,200          3,150
Rouse Company                                               3,969         84,341
*TransCoastal Marine Services Inc                           2,300          6,613
*Unifab International Inc                                     300          1,706
*U.S. Home Corporation                                        607         15,516
*Williams Industries Inc                                      300          1,050
                                                                     -----------
                                                                     $   302,341
HEAVY MACHINERY - 1.2%
*Ag-Chem Equipment                                            355          3,683
Agco Corporation                                            2,763         37,128
Alamo Group Inc                                               359          3,590
*Albany International                                       1,408         21,818
Allied Products Corporation                                   528          1,881
*Altair International                                         859          3,436
*American Aircarriers Support                                 288          2,232
*American Standard Companies                                3,645        167,214
Ampco-Pittsburgh Corporation                                  353          3,574

Applied Industrial Technology Inc                             969         16,110
Applied Power Inc Class A                                   1,928         70,854
*Applied Science & Technology                                 516         17,149
*Arguss Holdings                                              471          6,123
*Astec Industries                                             843         15,859
*Asyst Technologies Inc                                       718         47,074
*Aviall Inc                                                 1,070          8,761
*Aviation Sales Company                                       658         10,857
*Avteam Inc Class A                                           677          3,639
*A.S.V. Inc                                                   455          6,199
*Baldwin Technology Company Inc Class A                       676          1,437
BHA Group Inc                                                 319          2,512
*Bolt Technology Corporation                                  800          3,050
*Brooks Automation Inc                                        505         16,444
Cascade Corporation                                           427          3,923
*CFM Technologies Inc                                         452          4,379
*CH Heist Corporation                                         800          4,600
Charter Industries                                          1,077          4,308
CMI Corporation Class A                                       894          6,314
Columbus Mckinnon Corporation                                 616          6,237
*Ctb International Corporation                                454          2,639
*CVC Inc                                                      600          5,775
Detroit Diesel Corporation                                  1,105         21,202
Donaldson Company Inc                                       2,264         54,478
*Dril-Quip                                                    836         25,394
Dt Industries Inc                                             468          3,686
*Dycomind                                                   1,394         61,423
*Electroglas Inc                                              827         20,985
Engineered Support Systems                                    317          3,804
*Farr Company                                                 395          3,851
Fedders Corporation                                         1,424          7,832
Federal Mogul Corporation                                   3,511         70,659
*Flow International Corporation                               551          6,268
Flowserve Corporation                                       1,818         30,906
*Gardner Denver Inc                                           693         11,564
*Gasonics International Corporation                           622         12,285
*Gehl Corporation                                             300          5,400
*Glacier Water Services Inc                                   135          2,185
Gleason Corporation                                           478         11,114
Gorman Rupp Company                                           315          5,513
Graco Inc                                                     998         35,803
Hardinge Inc                                                  362          4,729
Harnischfeger Industries Inc                                  800            325
*Hirsch International Corporation Class A                     800            900
*Hurco Companies Inc                                          600          2,100
Idex Corporation                                            1,512         45,927
*Iic Industries Inc                                           400          3,950
*Industrial Distribution Group                                779          2,532
*Industrial Holdings Inc                                      778          1,994
*Insituform Technologies Class A                            1,180         33,335
*IRI International Corporation                              1,785          7,140
*ITEQ Inc                                                   1,200          1,050
*JLK Direct Distribution Inc Class A                        1,100         11,344
Kaman Corporation Class A                                   1,059         13,635
Katy Industries Inc                                           306          2,658
*Key Technology Inc                                           200          1,800
*Knight Transportation Inc                                    669         11,457
*Kulicke & Soffa Industries                                 1,042         44,350
*Lancer Corporation                                           336          1,554
Lincoln Electric Holding Inc                                2,254         46,489
Lindsay Manufacturing Company                                 584         10,658
Lufkin Industries Inc                                         241          3,615
*MagneTek Inc                                               1,412         10,855
Manitowoc Company Inc                                       1,359         46,206

*Mansur Industries Inc                                      1,200          6,150
*McClain Industries Inc                                       400          2,000
*Mestek Inc                                                   328          6,642
Met-Pro Corporation                                           306          3,060
*Metromedia International Group Inc                         4,998         23,740
*Mitcham Industries Inc                                     2,200          7,563
*Newcor Inc                                                 2,500          6,563
NN Ball & Roller Inc                                          662          4,800
Nordson Corporation                                           831         40,096
*P & F Industries Inc Class A                                 200          1,288
*Park - Ohio Holdings Corporation                             411          4,059
*Paxar Corporation                                          2,143         18,082
*Pentacon Inc                                                 745          2,328
Pentair Inc                                                 2,518         96,943
*Plasma-Therm Inc                                             700          8,575
*Plm International Inc                                      1,800         10,575
*Presstek Inc                                               1,490         20,674
Quipp Inc                                                     100          1,500
*Riviera Tool Company                                         315          1,221
Robbins & Myers Inc                                           506         11,448
*Sames Corporation                                            132          2,013
Sauer Inc                                                   1,210         10,966
*Schmitt Industries Inc                                     3,300          7,631
*Scott Technologies Inc                                       799         15,081
*Semitool Inc                                                 608          9,120
SI Handling Systems Inc                                       100            953
*Specialty Equipment Company                                  822         19,677
*SpeedFam-IPEC Inc                                          1,388         17,957
*Speizman Industries Inc                                    1,900          9,025
*SPS Technologies Inc                                         566         18,077
*SPX Corporation                                            1,568        126,714
Tecumseh Products Company Class A                           1,039         49,028
*Tegal Corporation                                          3,000         26,531
Teleflex Inc                                                1,973         61,780
Tennant Company                                               415         13,591
*Terex Corporation                                          1,230         34,133
*The Middleby Corporation                                     200          1,125
*Thermadyne Holdings Corporation                              144          2,808
*Thermo Fibertek Inc                                        2,750         19,594
*Thermo Sentron Inc                                           447          6,482
*Tokheim Corporation                                          566          2,052
Toro Company                                                  575         21,455
*Total Containment Inc                                        300            638
*Tractor Supply Company                                       522          8,352
*Turbochef Inc                                                640          5,080
Twin Disc Inc                                                 126          1,496
*Ultratech Stepper Inc                                        943         15,206
United Industial Corporation                                1,053          9,740
*Waterlink Inc                                                547          1,368
Watsco Inc                                                  1,506         17,413
*Weatherford International Inc                              5,460        218,059
*White Cap Industries Inc                                     393          5,895
Woodward Governor Company                                     416         11,440
York International Corporation                              1,992         54,656
                                                                     -----------
                                                                     $ 2,314,197
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.6%
*American Homestar Corporation                                880          3,465
Bassett Furniture Industries Inc                              579          9,264
*Beazer Homes USA Inc                                         231          4,447
*BioShield Technologies Inc                                   600          7,125
Bush Industries Class A                                       380          6,531
*C3 Inc - N C                                                 311          1,885
Cavalier Homes Inc                                            724          2,851
*Champion Enterprises Inc                                   2,452         20,995

*Chromcraft Revington Inc                                     402          4,221
Clayton Homes Inc                                           7,405         68,033
*Congoleum Corporation Class A                                900          3,600
*Dal Tile International Inc                                 2,596         26,285
*Diamond Home Services Inc                                    400            200
*Dominion Homes Inc                                         1,300          8,125
Donnelly Corporation                                          371          5,194
DR Horton Inc                                               3,288         45,416
Engle Homes Inc                                               411          4,932
Ethan Allen Interiors Inc                                   1,949         62,490
Falcon Products Inc                                           334          2,881
Flexsteel Industries                                          252          3,371
*Fossil Inc                                                 1,504         34,780
*Furniture Brands International Inc                         2,620         57,640
*Gallery of History Inc                                       400          1,300
*Gentex Corporation                                         3,618        100,400
*Helen of Troy Ltd - New                                    1,299          9,418
HON Industries Inc                                          3,062         67,173
Hussmann International Inc                                  2,381         35,864
*Jan Bell Marketing                                         1,344          3,864
*Jore Corporation                                           1,000          7,813
Kimball International Class B                               1,920         31,680
Knape & Vogt Manufacturing Company                            213          2,942
*Ladd Furniture                                               288          5,688
*Lazare Kaplan International                                  379          3,079
La-Z-Boy Chair Company                                      2,567         43,158
Lennox International Inc                                    2,000         18,375
Libbey Inc                                                    773         22,224
Lifetime Hoan Corporation                                     464          2,436
MDC Holdings Inc                                            1,020         16,001
*Media Arts Group Inc                                       2,281          7,841
*Meritage Corporation                                         338          3,697
*Michael Anthony Jewellers Inc                              1,200          3,525
Mikasa Inc                                                    669          6,732
Miller (Herman) Inc                                         3,846         88,458
*Mity Lite Inc                                                219          3,408
*Modtech Holdings Inc                                         500          3,000
National Presto Industries                                    271          9,621
*Newmark Homes Corporation                                  1,914         11,484
*Nobility Homes Inc                                           219          1,150
*NVR LP - WI                                                  481         22,968
Oakwood Homes Corporation                                   2,087          6,652
Oneida Ltd                                                    747         16,247
*Palm Harbor Homes Inc                                      1,163         20,934
Pulaski Furniture Corporation                                 126          1,953
*Rexhall Industries Inc                                       315          3,071
*Robertson-Ceco Corporation                                 1,300         12,838
Rowe Furniture Corporation                                    499          4,210
*Royal Appliance Manufacturing Company                        894          4,358
Ryland Group                                                  657         15,152
*Salton/Maxim Corporation                                     583         19,494
*Schuler Homes Inc                                            741          4,817
*Select Comfort Corporation                                   810          3,291
Skyline Corporation                                           341          8,014
*SMC Corporation                                              300          1,163
*Southern Energy Homes Inc                                    565          1,324
Standard-Pacific Corporation                                1,326         14,586
Standex International Corporation                             581         12,165
*Stanley Furniture Company Inc                                264          4,851
Steelcase Inc                                               1,129         13,548
*Sunbeam Corporation                                        4,513         18,898
*The Presley Companies                                        700          3,850
*Toll Brothers                                              1,954         36,393
*Trex Company Inc                                             600         16,050

Virco Manufacturing                                           401          5,213
Walter Industries Inc                                       2,286         24,717
*Washington Homes Inc                                         500          2,500
*Windmere Corporation                                       1,014         17,238
*Zaring National Corporation                                  600          2,775
                                                                     -----------
                                                                     $ 1,213,332
INDUSTRIAL - DIVERSIFIED - 2.4%
*AG Services of America Inc                                   733         10,949
*Alyn Corporation                                           3,200          6,600
American Biltrite Inc                                         134          1,910
Aztec Manufacturing Company                                   800          9,800
*Berkshire Hathaway Inc Class A                               760      4,263,600
*Blyth Industries Inc                                       2,400         58,950
Carlisle Companies Inc                                      1,550         55,800
*Hexcel Corporation                                         1,724          9,590
*Identix Inc                                                1,133         10,268
Interlott Technologies Inc                                    400          1,700
*Koala Corporation                                            454          6,356
*Lydall Inc                                                   577          3,823
Mark IV Industries Inc                                      2,435         43,069
*Metrika Systems Corporation                                  361          2,166
*Mikohn Gaming Corporation                                    500          2,563
Oil Dri Corporation of America                                266          3,824
*Publicard Inc                                                690          4,528
Russ Berrie & Company Inc                                     994         26,093
Scope Industries                                              100          4,425
*Shuffle Master Inc                                           400          3,400
*Symyx Technologies                                         1,900         57,000
*Thermwood Corporation                                        200          1,125
U.S. Industries Inc                                         4,410         61,740
Wesco Financial Corporation                                   318         77,910
York Group Inc                                              1,499          6,464
*Zomax Optical Media Inc                                      728         32,942
                                                                     -----------
                                                                     $ 4,766,595
INSURANCE - 2.5%
20th Century Industries                                     4,119         79,548
*Acceptance Insurance Company Inc                             641          3,726
ACE Limited                                                 1,056         17,626
*Advance Paradigm Inc                                         918         19,794
Alfa Corporation                                            1,928         31,451
*Allcity Insurance Company                                    500          3,375
Alleghany Corporation                                         427         79,209
Allmerica Financial Corporation                             2,700        150,188
Ambac Financial Group Inc                                   3,618        188,814
American Annuity Group Inc                                  2,109         37,962
American Financial Group Inc                                3,332         87,882
*American Med Security Group                                  611          3,666
American National Insurance                                 1,284         81,855
Amerus Life Holdings Inc                                    1,149         26,427
Amwest Insurance Group Inc                                    907          6,576
Argonaut Group Inc                                          1,075         21,366
Arm Financial Group Inc Class A                             1,057             29
*Atlantic American Corporation                              2,700          6,244
AXA Financial Inc                                          22,666        767,811
Baldwin & Lyons Inc Class B                                   613         13,563
*Bancinsurance Corporation                                  1,050          5,513
Brown & Brown                                                 604         23,141
*Capital Title Group Inc                                    1,000          1,750
Capitol Transamerica Corporation                              413          4,156
*Ceres Group Inc                                              423          2,961
*Citizens Financial Corporation-A - KY                        200          2,200
*Citizens Inc                                                 843          5,849
*Clark/Bardes Holdings Inc                                    297          4,269
*CNA Financial Corporation                                  9,427        367,064

CNA Surety Corporation                                      2,072         26,936
Commerce Group Inc                                          1,712         44,726
Cotton States Life Insurance                                  287          2,475
Crawford and Company                                        2,382         32,455
*Danielson Holding Corporation                                700          4,025
*Delphi Financial Group Inc                                   949         28,458
Donegal Group Inc                                             365          2,327
E.W. Blanch Holdings Inc                                      574         35,158
EMC Insurance Group Inc                                       423          3,860
Enhance Financial Service Group Inc                         1,672         27,170
Erie Indemnity Company Class A                              3,399        110,043
Everest Reinsurance Holdings Inc                            2,640         58,905
*Farm Family Holdings Inc                                     208          8,788
FBL Financial Group Inc Class A                             1,405         28,100
Fidelity National Financial Inc                             1,387         19,938
*Financial Industries Corporation                             242          2,420
Financial Security Assurance                                1,610         83,921
First American Financial Corporation                        3,308         41,143
Foremost Corporation of America                             1,218         34,561
*Fpic Insurance Group Inc                                     421          7,025
Fremont General Corporation                                 3,527         26,012
Frontier Insurance Group Inc                                1,656          5,693
Gainsco Inc                                                   770          4,139
Gallagher A J & Company                                       973         63,002
Harleysville Group Inc                                      1,303         18,568
Hartford Life Class A                                       1,357         59,708
HCC Insurance Holdings Inc                                  2,353         31,030
*HealthExtras Inc                                           1,129         13,548
*Highlands Insurance Group                                    477          4,532
Hilb Rogal & Hamilton Company                                 847         23,928
Horace Mann Educators Corporation                           2,002         39,289
HSB Group Inc                                               1,614         54,573
Independence Holding Company                                  972         10,935
*Insurance Management Solutions Group Inc                   1,400          3,500
*InsWeb Corporation                                         1,600         40,900
*Intercontinental Life Corporation                          1,200         11,100
*Interstate National Dealer Services Inc                      200          1,200
Investors Title                                               200          3,450
Kansas City Life Insurance Company                            554         18,698
Kaye Group Inc                                              1,300         10,888
LabOne Inc                                                  1,258          8,649
Landamerica Financial Group                                   690         12,679
Leucadia National Corporation                               2,882         66,646
Liberty Corporation                                         1,034         43,622
*Markel Corporation                                           346         53,630
Meadowbrook Insurance Group                                   390          2,559
*Medical Assurance Inc                                      1,046         22,162
Merchants Group Inc                                           472          9,204
Mercury General Corporation                                 2,749         61,165
Meridian Insurance Group                                      822         11,504
Midland Company                                               340          7,055
MMI Companies Inc                                             849          7,323
Mobile America Corporation                                    500            969
Mony Group Inc                                              2,213         64,592
*Motor Club of America                                        400          3,300
National Security Group Inc                                   400          4,400
*National Western Life Insurance Class A                      146         10,019
Nationwide Financial Services Inc Class A                   1,064         29,726
*Navigators Group Inc                                         377          3,676
Nymagic Inc                                                   433          5,710
Ohio Casualty Corporation                                   3,078         49,440
Old Guard Group Inc                                           300          3,300
Old Republic International Corporation                      7,100         96,738
*Penn Treaty Amer Corporation                                 287          4,520

Penn-America Group Inc                                        500          3,875
*Philadelphia Cons Holdings Company                           545          7,903
*Pico Holdings Inc                                            500          6,156
Pma Capital Corporation Class A                               409          8,129
PMI Group Inc                                               2,335        113,977
Presidential Life Corporation                               1,420         26,093
*Professionals Group Inc                                      412          9,656
Protective Life Corporation                                 3,182        101,227
*Provident Amer Corporation                                   477         16,784
PXRE Group Ltd                                                595          7,735
*Quotesmith.com Inc                                           400          4,550
Radian Group Inc                                            1,806         86,237
Reinsurance Group of America Inc                            2,557         70,957
Reliance Group Holdings Inc                                 5,591         37,390
Reliastar Financial Corporation                             4,781        187,355
*Rightchoice Managed Care Class A                             300          3,450
*Risk Capital Holdingss Inc                                   763          9,633
RLI Corporation                                               464         15,776
*RTW Inc                                                    1,400          8,050
Scpie Holdings Inc                                            556         17,862
Selective Insurance Group                                   1,263         21,708
*Southern Security Life Insurance                             500          2,328
StanCorp Financial Group Inc                                1,600         40,300
*Standard Management Corporation                              353          1,677
State Auto Financial                                        1,876         17,119
Stewart Information Services                                  478          6,363
*Superior National Insurance                                  797          6,027
*Symons International Group                                   464            667
The MIIX Group Inc                                          1,100         16,088
*The Seibels Bruce Group Inc                                  300            525
Transatlantic Holdings Inc                                  1,750        136,609
Travelers Property Casualty Corporation                     2,901         99,359
Trenwick Group Inc                                            891         15,091
*Triad Guaranty Inc                                           598         13,605
*Trigon Healthcare Inc                                      1,992         58,764
*UICI                                                       2,368         25,012
Unico American                                              1,000          7,000
United Fire & Causualty Company                               451         10,204
United Wisconsin Services                                     611          2,597
Unitrin Inc                                                 3,844        144,631
*Universal American Financial Corporation                   1,400          6,475
Vesta Insurance Group                                         686          2,701
W.R. Berkley Corporation                                    1,185         24,737
*Wackenhut Corrections Corporation                            977         11,419
White Mountains Insurance Group Inc                           256         30,848
Zenith National Insurance Corporation                       1,062         21,904
                                                                     -----------
                                                                     $ 5,140,283
LODGING - 0.4%
*American Skiing Corporation                                3,194         10,181
*Ameristar Casinos Inc                                        700          2,669
*Aztar Corporation                                          2,668         29,015
*BridgeStreet Accomodations Inc                               300            450
*Bristol Hotel & Resorts Inc                                  655          3,316
*Cavanaughs Hospitality Corporation                           566          4,670
*Choice Hotels International Inc                            2,589         44,337
*Crestline Capital Corporation                                855         17,634
*Extended Stay America Inc                                  4,492         34,252
Hilton Hotels Corporation                                   4,336         41,734
*Homestead Village Property Inc                             1,411          2,998
Host Marriott Corporation                                  11,060         91,245
Interstate Hotels Corporation                                 347          1,128
*International Leisure Hosts                                  300          1,500
*Isle of Capris Casinos Inc                                   800         10,550
*John Q Hammons Hotels Inc                                    300          1,163

*Lodgian Inc                                                1,064          5,320
Marcus Corporation                                          1,395         18,745
*MeriStar Hotels & Resorts Inc                                900          3,206
*Monarch Casino & Resort Inc                                  300          1,575
*Park Place Entertainment Corporation                      15,547        194,338
*Prime Hospitality Corporation                              2,338         20,604
*Riviera Holdings Corporation                                 200          1,275
*ShoLodge Inc                                               1,700          7,650
*Silver Leaf Resorts Inc                                    1,475         10,509
Sodexho Marriott Services Inc                               2,979         38,727
Sonesta International Hotels                                  800          6,200
*Station Casinos Inc                                        1,879         42,160
*Suburban Lodges of America                                 1,869          9,695
*Sunburst Hospitality Corporation                             893          5,023
*Sunterra Resorts Inc                                       1,706         19,619
*Thousand Trails Inc                                          600          3,000
*Trendwest Resorts Inc                                        767         17,258
*Trump Hotels & Casino Resorts                                818          2,761
*U.S. Franchise Systems Inc                                   633          2,849
*Vail Resorts Inc                                           1,310         23,498
*Wyndham International Inc - Class A                       10,824         31,796
                                                                     -----------
                                                                     $   762,650
MEDIA - BROADCASTING & PUBLISHING - 4.9%
*5th Avenue Channel Corporation                               700          1,750
*Acme Communications Inc                                      800         26,600
*Adelphia Communications Class A                            3,497        229,491
*Allegiance Telecom Inc                                     3,052        281,547
*American Tower Corporation                                 7,271        222,220
*AMFM Inc                                                  10,431        815,837
Banta Corporation                                           1,294         29,196
Belo (A H) Corporation                                      5,894        112,354
BHC Communications Inc Class A                              1,107        177,120
*Big City Radio                                             1,400          6,650
*Cablevision Systems Corporation                            5,409        408,380
Central Newspapers Class A                                  1,874         73,789
Champion Industries Inc - WV                                1,632          6,834
*Charter Communications Inc Class A                         4,600        100,625
*Chris-Craft Industries Inc                                 1,698        122,468
*Citadel Communications Corporation                         1,550        100,556
*Classic Communications Inc Class A                         1,770         64,716
Courier Corporation                                           300          7,125
*Cox Communications Inc Class A                            28,401      1,462,652
*Cox Radio Inc Class A                                        455         45,386
*CTN Media Group Inc                                          638          6,380
*Cumulus Media Inc                                            927         47,045
*Daily Journal Corporation-Sc                                 119          3,838
*Emmis Communications                                         787         98,092
*Entercom Communications Corporation                        1,600        105,600
EW Scripps Company                                          3,911        175,262
*Fox Entertainment Group Inc                                8,603        214,537
*Gibson Greetings Inc                                         583          5,229
*Granite Broadcasting Corporation                             468          4,739
Gray Communications System Class B                            771         10,409
Gray Communications System                                    694         12,275
Harland (John H) Company                                    1,387         25,399
Harte-Hanks Communications Inc                              3,376         73,428
*Hearst-Argyle Television Inc                               2,673         71,169
*Hispanic Broadcasting Corporation                          2,673        246,501
Hollinger International Inc                                 5,722         74,028
Houghton Mifflin Company                                    1,647         69,483
*HyperFeed Technologies Inc                                   997          4,611
*IDG Books Worldwide Inc                                      526          6,082
*Individual Investors Group                                   379          1,279
*Infinity Broadasting Corporation                          18,173        657,635

*Information Holdings Inc                                     758         22,029
*Insight Communications Company Inc                         2,400         71,100
*Interep National Radio Sales Inc Class A                     840         11,235
*Jones Intercable Inc                                       2,040        141,398
*Journal Register Company                                   2,167         33,453
Lee Enterprises Inc                                         2,293         73,233
*Liberty Digital Inc Class A                                1,200         89,100
*Lodgenet Entertainment Corporation                           400          9,950
*Loronix Information Systems Inc                              300          5,925
Media General Inc Class A                                   1,397         72,644
*National Wireless Holdings                                   146          4,271
Nelson (Thomas) Inc                                           544          5,032
*Network Event Theater Inc                                    618         18,386
*New Frontier Media Inc                                       300          1,275
*On Command Corporation                                     1,349         24,957
*OnHealth Network Company                                     938          8,383
*Paxson Communications Corporation                          2,448         29,223
*Pegasus Communications Corporation                           706         69,012
*Playboy Enterprises Inc Class B                            1,098         26,695
*Price Communications - WI                                  2,564         71,311
*Primedia Inc                                               7,271        119,972
Pulitzer Inc                                                1,006         40,554
*Radio One Inc                                                800         73,600
*Radio Unica Corporation                                    1,000         28,875
*Rare Medium Group Inc                                      2,215         75,587
Readers Digest Association Inc Class A                      5,594        163,625
*Saga Communications Inc                                      715         14,479
*Salem Communications Corporation Class A                     700         15,838
*Scholastic Corporation                                       930         57,834
*Sinclair Broadcast Group Class A                           2,199         26,835
*Spanish Broadcasting System Inc Class A                    1,100         44,275
*TCI Satellite Entertainment Inc                            2,800         44,800
*The Harvey Entertainment Company                             200            763
The Macclatchy Company Class A                              2,199         95,107
*The Network Connection Inc                                 1,700          9,775
*TheStreet.com Inc                                            900         17,269
*TiVo Inc                                                   1,800         60,750
*TV Guide Inc Class A                                       7,688        330,584
United Television Inc                                         520         70,460
*United Global Communications Inc Class A                   3,546        250,436
*Univision Communications Inc Class A                       4,957        506,543
*USA Networks Inc                                           6,749        372,882
*Valley Media Inc                                             300          2,100
*VDI Media                                                    400          5,500
*Vidikron Technologies Group Inc                           14,100          1,763
Washington Post Company                                       450        250,144
*Wave Technologies International Inc                          300          1,013
Wiley John & Sons Class A                                   2,934         49,145
*Wink Communications Inc                                    1,400         84,088
*Workflow Management Inc                                      493         14,112
*XM Satelite Radio Holdings Inc Class A                     1,200         45,750
*Young Broadcasting Corporation Class A                       533         27,183
*Ziff Davis Inc                                             4,874         77,070
                                                                     -----------
                                                                     $ 9,975,640
MEDICAL SUPPLIES - 1.3%
*Abiomed Inc                                                  386         14,186
*Acuson Corporation                                         1,327         16,670
*Adac Laboratories                                            896          9,632
*Advanced Neuromodulation Systems                             342          3,206
*Aksys Ltd                                                    658          3,208
*Alaris Medical Inc                                         2,183          4,093
*Amer Science & Engine Inc                                    315          2,284
*Applied Biometrics Inc                                       300            797
*Aradigm Corporation                                        1,348         12,806

Arrow International Inc                                     1,139         33,031
*Arthocare Corporation                                        430         26,230
*ATS Medical Inc                                              795         11,875
*Bacou Usa Inc                                                787         11,854
*Bionx Implants Inc                                           399          1,247
*Bio-Plexus Inc                                               700          2,800
*Biosite Diagnostics Inc                                      577          9,232
Block Drug Company Inc Class A                              1,153         35,732
*BriteSmile Inc                                               700          5,688
*Cambridge Heart Inc                                          401          1,378
*Candela Corporation                                          300          5,588
*CardioDynamics International Corporation                   1,700          9,350
*Cerus Corporation                                            447         11,846
*Chromavision Medical Systems                                 836         12,749
*Closure Medical Corporation                                  594          7,648
*CNS Inc                                                      783          3,230
*Coherent Inc                                               1,060         28,355
*Cohesion Technologies Inc                                    586          5,347
Cole National Corporation                                     658          3,290
*Colorado Medtech Inc                                         474          3,792
*Computer Motion Inc                                          359          3,949
*Conmed Corporation                                           777         20,105
Cooper Companies Inc                                          667         20,093
*Cyber-Care Inc                                             1,100         10,038
*Cygnus Inc                                                 2,359         43,052
*DHB Capital Group                                          1,112            801
Datascope Corporation                                         978         39,120
*Del Global Technologies Corporation                          340          2,635
Dentsply International Inc                                  2,948         69,647
Diagnostic Prods Corporation                                  617         15,117
*Diametrics Medical Inc                                       862          7,381
*Eclipse Surgical Tech Inc                                  1,104          8,142
*Endocardial Solutions Inc                                    402          3,518
*Endocare Inc                                                 600          5,063
*Endosonics Corporation                                       643          2,894
*Environmental Tectonics Corporation                          374          5,657
*Exactech Inc                                                 319          3,768
*Excel Technology Inc                                         606         10,870
*E-Z-Em Inc Class A                                           650          5,038
*Focal Inc                                                    592          2,294
*Fusion Medical Technologies Inc                              300          3,900
*Gliatech Inc                                                 345          5,736
*Haemonetics Corporation                                    1,292         30,766
*Hanger Orthopedic Group Inc                                  913          9,130
*Heartport                                                    929          4,413
Hillenbrand Industries Inc                                  3,595        113,917
*Hologic Inc                                                1,793         10,310
*Horizon Medical Products Inc                                 598          1,495
*Icu Med Inc                                                  396          6,039
*I-Flow Corporation                                         1,700          6,747
*Igen International Inc                                       685         20,379
*Imatron Inc                                                3,500          8,750
*Inamed Corporation                                           900         39,488
*Incara Pharmaceuticals Corporation                         2,126          3,189
*Integra Lifesciences Corporation                             700          4,134
*Intermagnetics General Corporation                           555          4,856
*Interpore International                                      627          4,938
Invacare Corporation                                        1,637         32,842
*Iridex Corporation                                           500          4,250
*Isolyser Company Inc                                       2,500          7,422
*I-Stat Corporation                                           562          8,149
*Kensey Nash Corporation                                      333          3,954
*Lasersight Inc                                               588          5,880
*LCA-Vision Inc                                             2,200         10,313

*Lunar Corporation                                            384          2,736
*MedCare Technologies Inc                                     400            838
*Medical Advisory Systems Inc                                 300          3,900
*Medstone International Inc                                   300          1,425
*Medtox Scientific Inc                                        200          1,750
*Medwave Inc                                                  341          2,302
Mentor Corporation                                          1,184         30,562
*Meridian Medical Technologies Inc                            200          1,125
*Merit Medical Systems Inc                                    400          2,900
*Micro Therapeutics Inc                                       300          2,306
Mine Safety Appliances                                        321         20,544
*Minimed Inc                                                1,706        124,965
Minntech Corporation                                          301          2,897
*Misonix Inc                                                  400          2,100
*NMT Medical Inc                                              475          1,366
*North American Scientific Inc                                298          2,682
*Novametrix Medical Systems Inc                               400          1,975
*Novoste Corporation                                          594          9,801
*Oakley Inc                                                 3,362         18,701
*Ocular Sciences Inc                                        1,103         20,819
*Orthologic Corporation                                       933          2,391
*Osteotech Inc                                                597          7,985
*Palomar Medical Technologies Inc                             500            609
*PharmaNetics Inc                                             400          3,700
*Phycor Inc                                                 3,407          6,388
*PLC Systems Inc                                              882          1,764
*Polymedica Industries Inc                                    400          9,250
*Protocol Systems Inc                                         372          3,348
*Quorum Health Group Inc                                    3,629         33,795
*Resmed Inc                                                   656         27,388
*Respironics Inc                                            1,413         11,260
*Rochester Medical Corporation                                238          1,696
*Sabratek Corporation                                         461             37
*Safeskin Corporation                                       2,741         33,235
*SciQuest.com Inc                                           1,705        135,548
*Selfcare Inc                                               2,500          7,969
*Sola International                                         1,113         15,443
*Sonosite Inc                                                 220          6,958
*Spacelabs Medical Inc                                        347          6,441
*Spectranetics Corporation                                    855          3,313
*Spectrascience Inc                                           300          1,200
*SpectRx Inc                                                  300          3,581
*Staar Surgical Company                                       596          5,811
*Sterile Recoveries Inc                                       953          6,552
*Steris Corporation                                         3,554         36,651
Stryker Corporation                                         5,014        349,100
*Summit Technology Inc                                      2,438         28,494
*Sunrise Medical Inc                                          818          5,061
*Sunrise Technologies International                         2,143         25,314
*Sybron Corporation                                         5,518        136,226
*Techne Corporation                                         1,096         60,349
*The Med-Design Corporation                                   600          8,775
*Theragenics Corporation                                    1,184         10,730
*Thermo Cardiosystems Inc                                   1,922         12,613
*Thoratec Labs Corporation                                    851          8,297
*Trex Medical Corporation                                   1,258          3,538
United-Guardian Inc                                           400          1,450
*Urologix Inc                                               2,400          9,600
*U.S. Vision Inc                                            2,000          5,125
*Utah Medical Products Inc                                    319          2,153
*Valentis Inc                                               2,176         19,584
*Varian Medical Systems Inc                                 1,530         45,613
*Ventana Medical Systems                                      593         14,751
*Visx Inc                                                   3,320        171,810

*Waters Corporation                                         2,994        158,682
*Wesley Jessen Visioncare                                     760         28,785
*WRP Corporation                                              300            600
*Young Innovations Inc                                        903         13,094
*ZEVEX International Inc                                      300          1,538
*Zoll Medical Corporation                                     277         10,578
                                                                     -----------
                                                                     $ 2,687,190
MEDICAL & BIO-TECHNOLOGY - 1.4%
*Advanced Energy Industries                                 1,293         63,680
*Advanced Tissue Sciences Inc                               1,800          4,500
*Aetrium Inc                                                  428          2,822
*AgriBioTech Inc                                            1,675          3,978
*Albany Molecular Research Inc                                500         15,250
*Alcide Corporation                                           100          1,275
Amcast Indl Corporation                                       339          5,551
Analogic Corporation                                          566         18,678
*AVAX Technologies Inc                                      2,000         13,188
*Avigen Inc                                                   500         15,500
Badger Meter Inc                                              112          3,374
Beckman Coulter Inc                                         1,579         80,332
Bei Technologies Inc                                          272          4,148
*BioMarin Pharmaceutical Inc                                1,500         17,625
*Bio-Rad Laboratories Inc                                     758         17,718
*BioSource International Inc                                2,500         19,844
*Boston Biomedica Inc                                       2,900          8,338
*Brown & Sharpe Mfg                                           476          1,012
*Cerprobe Corporation                                         284          2,095
*Chiron Corporation                                         9,193        389,553
Cohu Inc                                                      818         25,358
*Creative BioMolecules Inc                                  2,000          9,875
*Credence Systems Corporation                               1,171        101,292
*CRYO-CELL International Inc                                  400          2,900
*Cuno Inc                                                     696         14,409
*Cyberonics                                                   743         11,842
*Cyberoptics Corporation                                      221          6,078
*Cymer Inc                                                  1,413         64,998
*DataTRAK International Inc                                 1,587          5,753
*Dynamic Healthcare Technologies Inc                          400            650
*Embrex Inc                                                   500          5,375
*Energy Conversion Devices                                    563          5,208
*Epimmune Inc                                               2,000          5,188
*Epitope Inc                                                  501          3,257
*Esterline Corporation                                        775          8,961
*FARO Technologies Inc                                      2,407          7,071
*FEI Company                                                  869         13,470
*Flanders Corporation                                         928          2,320
*Flir Systems Inc                                             540          8,775
Frequency Electronics Inc                                     343          3,559
*Gene Logic Inc                                               700         18,550
*Genelabs Technologies Inc                                  1,300          7,150
*Genentech Inc                                              4,300        578,350
*Genrad Inc                                                 1,397         22,527
*Genzyme Corporation - General Division                     4,309        193,905
*Genzyme Surgical Products                                    646          3,755
*Idexx Laboratories Inc                                     1,929         31,105
*II-VI Inc                                                    306          6,158
*Immtech International Inc                                    500         14,438
*Innovasive Devices Inc                                     2,500         20,000
*InSight Health Services Corporation                        1,500          7,875
*Intelligent Medical Imaging Inc                            1,900            133
*Invitrogen Corporation                                     1,000         60,000
*Invivo Corporation                                           246          2,983
*Ionics Inc                                                   720         20,250
*Kopin Corporation                                          1,300         54,600

*K-Tron International Inc                                     234          3,159
*LanVision Systems Inc                                        800            825
*Lecroy Corporation                                           279          3,418
*LifeCell Corporation                                         600          3,075
*LTX Corporation                                            1,708         38,217
*Meade Instruments Corporation                                290          8,265
*Mechanical Technology Inc                                    638         14,834
*Mediware Information Systems Inc                             200          1,550
*Mesa Laboratories Inc                                        200            763
*Molecular Devices Corporation                                348         18,096
Moore Products Company                                        117          4,665
MTS Systems                                                   785          6,084
*Nanogen Inc                                                  800         17,500
*Nanometrics Inc                                              388          7,809
*Neogen Corporation                                         1,300          6,825
*NetOptix Corporation                                         400         26,700
Newport Corporation                                           335         15,326
*Nexell Therapeutics Inc                                    1,100          1,375
*Novavax Inc                                                2,800         15,750
*Onix Systems Inc                                             529          3,240
Optical Coating Laboratories                                  738        218,448
*Ortec Inernational Inc                                       263          1,973
*Osmonics Inc                                                 516          4,741
*Palatin Technologies Inc                                   1,800          4,500
*PPT Vision Inc                                               200            725
*Premeir Research Worldwide Ltd                               200          1,963
*Quality Systems Inc                                          200          1,550
*Quest Diagnostics Inc                                      1,636         50,000
*Ribozyme Pharmaceuticals Inc                               1,900         19,950
*Robotic Vision Systems Inc                                 1,113         10,295
*Rofin-Sinar Technologies Inc                                 524          3,734
Roper Industries Inc                                        1,699         64,243
*Satcon Technology Corporation                                403          3,363
*Simione Central Holdings Inc                                 700          1,313
*Somanetics Corporation                                       400            475
Starrett(LS) Company Class A                                  192          4,308
*Techniclone Corporation                                      900            478
*Thermedics Detection Inc                                   1,292          8,721
*Thermedics Inc                                             1,857         10,097
*Thermo Bioanalysis Corporation                               885         16,262
*Thermo Optek Corporation                                   2,312         26,299
*Thermoquest Corporation                                    2,386         24,606
*TriPath Imaging Inc                                        1,279          5,276
Tsi Inc/Minnesota                                             417          4,900
*Veeco Intruments Inc                                         759         35,531
X-Rite Inc                                                    781          4,881
*Zygo Corporation                                             411          8,271
                                                                     -----------
                                                                     $ 2,770,958
METALS - 0.8%
AK Steel Holding Corporation                                5,344        100,868
*Alliant Techsystems Inc                                      491         30,595
*American Precision Industries                                334          2,881
Ameron Inc - DE                                               148          5,855
Aptargroup Inc                                              1,812         45,527
*Atchison Casting Corporation                                 457          4,170
*Bayou Steel Corporation - Class A                            600          2,400
Belden Inc                                                  1,088         22,848
Birmingham Steel Corporation                                1,079          5,732
Butler Manufacturing Company                                  275          6,136
Carpenter Technology                                        1,180         32,376
Castle AM                                                     517          6,075
Century Aluminum Company                                      737         11,055
*Chase Industries                                             406          3,299
*Chief Consolidated Mining Company                            300            806

*CIRCOR International Inc                                     601          6,193
Cleveland-Cliffs Inc                                          641         19,951
Commercial Intertech Corporation                              526          6,707
Commercial Metals Company                                     870         29,526
Commonwealth Industries                                       588          7,644
Compx International Inc                                       326          5,990
Curtiss Wright Corporation                                    456         16,815
*Dayton Superior Corporation                                  357          5,801
*Driver-Harris Company                                      2,900          9,425
*Dynamic Materials Corporation                                200            238
Edelbrock Corporation                                         234          2,808
*Edison Control Corporation                                   100            588
*Encore Wire Corporation                                      601          4,583
Federal Screw Works                                            48          2,016
*Foster (LB) Class A                                          446          2,174
*General Bearing Corporation                                  200          1,175
General Cable Corporation                                   1,647         12,455
Gibraltar Steel Corporation                                   560         13,090
*Griffon Corporation                                        1,385         10,820
*Gulf Island Fabrication Inc                                  520          4,875
Harsco Corporation                                          2,388         75,819
*Hawk Corporation Class A                                     511          2,970
*Howmet International Inc                                   5,374         97,068
Huntco Inc Class A                                          3,300         10,519
Imco Recycling Inc                                          1,013         12,789
Insteel Industries                                            377          3,417
Intermet Corporation                                        1,150         13,369
International Aluminium Corporation                           158          3,713
*Kaiser Aluminum Corporation                                3,541         27,221
Kaydon Corporation                                          1,638         43,919
*Keystone Consolidated Industries Inc                         500          2,969
*Ladish Company Inc                                           512          3,264
Lindberg Corporation                                          262          2,031
*Lone Star Technologies                                     1,006         28,042
*Material Sciences Corporation                                677          6,897
Matthews International Corporation                            587         16,143
*Maverick Tube Corporation                                    769         18,985
*Maxxam Inc                                                   413         17,707
*Metals USA Inc                                             1,707         14,510
*Met-Coil Systems Corporation                                 300          1,875
*Miller Building Systems                                      600          2,925
*Mobile Mini Inc                                              491         10,557
*Morton Industrial Group Inc                                  200            700
*Mueller Industries                                         1,801         65,286
National Steel Corporation Class B                          1,936         14,399
*NCI Building Systems Inc                                     807         14,930
*Niagara Corporation                                          600          2,550
*Nortek Inc                                                   498         13,944
*Northwest Pipe Company                                       337          4,718
*NS Group Inc                                                 834          6,359
*Olympic Steel Inc                                            394          1,872
*Optical Cable Corporation                                  1,801         36,020
Oregon Steel Mills Inc                                      1,250          9,922
*OroAmerica Inc                                               284          1,775
Pitt-Des Moines                                               267          6,575
Precision Castparts Corporation                             1,289         33,836
Quanex Corporation                                            591         15,071
Reliance Steel & Aluminum Company                           1,537         36,023
Roanoke Electrics Steel Corporation                           408          6,630
Rouge Industries Inc Class A                                  534          4,205
*RTI International Metals                                     926          6,945
Ryerson Tull Inc                                            1,142         22,198
Schnitzer Steel Industries Inc Class A                        248          4,712
*Shaw Group Inc                                               635         16,073

*Shiloh Industries Inc                                        482          5,302
Sifco Industries                                              231          1,603
Southern Peru Copper Corporation                              514          7,935
*Special Metals Corporation                                   570          1,817
*Starmet Corporation                                        1,800         11,700
*Steel Dynamics Inc                                         2,441         38,903
Steel Technologies Inc                                        438          6,351
*Stillwater Mining Company                                  1,820         58,013
Sturm Ruger & Company Inc                                   1,592         14,129
Sun Hydraulics                                                284          1,846
Superior Telecom Inc                                          998         15,407
Synalloy Corporation                                          300          2,250
Texas Industries Inc                                        1,149         48,904
*Thermo Terratech Inc                                       1,000          6,750
Titanium Metals Corporation                                 1,156          5,202
*Tower Automotive Inc                                       2,268         35,012
*Transportation Technologies Industries Inc                   564         10,187
TransPro Inc                                                  400          2,575
Tredegar Corporation                                        1,917         39,658
Tremont Corporation New                                       205          3,075
United Dominion Industries Ltd                              2,112         42,108
*Universal Stainless & Alloy Products Inc                     300          2,025
*U.S. Energy Corporation - WY                                 200            700
*Webco Industries Inc                                         400          1,400
*WHX Corporation                                              856          7,704
*Wolverine Tube Inc                                           628          8,871
*Xceed Inc - DE                                               708         29,382
                                                                     -----------
                                                                     $ 1,593,758
MINING - 0.2%
Arch Coal Inc                                               2,165         24,492
*Battle Mountain Gold Company                               3,700          7,631
Brush Wellman                                                 704         11,836
CONSOL Energy Inc                                           4,000         40,500
*Couer D'Alene Mines Corporation                            3,207         11,024
*Echo Bay Mines Ltd                                           907          1,077
*Hecla Mining                                               2,032          3,175
LTV Corporation                                             4,766         19,660
*Meridian Gold Inc                                          4,594         31,297
Penn Virginia Corporation                                     330          5,528
*Royal Gold                                                 2,500          9,063
*Smith International Inc                                    2,453        121,883
*Sunshine Mining and Refining Company                         208            286
*Varco International Inc                                    2,991         30,471
                                                                     -----------
                                                                     $   317,923
OFFICE EQUIPMENT & SUPPLIES - 0.3%
*1-800 Contacts Inc                                           387         10,473
*Actrade International Ltd                                    515          7,693
*Atec Group Inc                                             1,299          3,166
*Ballantyne of Omaha Inc                                      526          3,025
*CHS Electronics Inc                                        3,448          3,879
*Cytyc Corporation                                            993         60,635
*Digi International Inc                                     2,013         21,011
*Fisher Scientific International Inc                        2,191         79,150
*Gunther International Ltd                                    800          2,200
*Imaging Technologies Corporation                           3,600          2,250
*Ingram Micro Inc Class A                                   3,364         44,153
*Insight Enterprises Inc                                    1,215         49,359
*Keravision Inc                                               570          3,491
*Lanier Worldwide Inc                                       4,100         15,888
*Mathews Studio Equip Group                                   500          1,563
*Merisel Inc                                                2,900          3,806
*Miami Computer Supply Corporation                            514         19,082
*Navarre Corporation                                        1,397          8,033
Owens & Minor Holdings Company                              1,457         13,022

*Parkervision Inc                                             520         15,990
*Patterson Dental Company                                   1,690         72,036
*Peerless Systems Corporation                                 907          7,029
*Performance Technologies Inc                                 487          8,462
*Pomeroy Computer Resources                                   525          6,956
*Precept Business Services Class A                            290            897
*Programmers Paradise                                         316          2,410
*PSS World Medical Inc                                      3,348         31,597
*Savoir Technology Group Inc                                  691          4,923
TAB Products Company                                          100            650
*Thermotrex Corporation                                       988          7,781
Vital Sign Inc                                                869         19,878
                                                                     -----------
                                                                     $   530,488
OIL & GAS - 2.8%
*Able Energy Inc                                              400          2,150
Adams Resources & Energy Inc                                1,100          9,350
AGL Resources Inc                                           2,957         50,269
Apco Argentina Inc                                            771         23,516
Atmos Energy Corporation                                    1,553         31,739
*Atwood Oceanics Inc                                          702         27,115
*Barrett Resources Corporation                              1,827         53,782
*Basin Exploration                                            713         12,567
*Belco Oil & Gas Corporation                                1,165          6,408
*Bellwether Exploration Company                               633          3,046
*Benton Oil and Gas Company                                 2,400          4,650
Berry Petroleum                                               878         13,280
*BJ Services Company                                        3,736        156,212
*Blue Dolphin Energy                                          500          3,063
BP Prudhoe Bay Royalty Trust                                1,189         10,775
*Brigham Exploration Company                                2,800          4,288
Cabot Oil & Gas Corporation Class A                         1,115         17,910
*Cal Dive International Inc                                   836         27,693
*Callon Petroleum Corporation                                 359          5,318
Cascade Natural Gas                                           407          6,563
Castle Energy Corporation                                     131          3,324
*Chesapeake Energy Corporation                              4,300         10,213
Chesapeake Utilities Corporation                              187          3,436
*Clayton Williams Energy Inc                                1,100         12,994
*Columbus Energy Corporation                                1,600          9,200
*Comstock Resources Inc                                     1,100          3,094
Connecticut Energy Corporation                                378         14,695
*Contour Energy Company                                       180             94
*Cooper Cameron Corporation                                 2,881        140,989
Cross Timbers Oil Company                                   2,285         20,708
*Crown Central Pete Class B                                   450          2,363
*Crystal Gas Storage Inc                                      298         16,874
CTG Resources                                                 319         11,085
*Dawson Geophysical Company                                   500          4,406
*Denbury Resources Inc                                      1,897          8,181
Devon Energy Corporation                                    4,303        141,461
Diamond Offshore Drilling Inc                               6,676        204,035
Dynegy Inc                                                  8,013        194,816
Eagle Geophysical Inc                                       2,755             28
*Edge Petroleum Corporation                                 1,800          5,175
*EEX Corporation                                            1,763          5,179
Energen Corporation                                         1,408         25,432
*Energy Biosystems Corporation                                981          4,415
Energynorth Inc                                               122          6,718
Energysouth Inc                                               179          3,714
Ensco International Inc                                     7,256        165,981
EOG Resources Inc                                           7,676        134,810
Equitable Resources Inc                                     1,661         55,436
*Evans Systems Inc                                            458            630
*Evergreen Resources Inc                                      593         11,712

*EXCO Resources Inc                                         1,300          9,425
*Forest Oil Corporation                                     2,546         33,575
*Frontier Oil Corporation                                   1,036          6,993
*FX Energy Inc                                                583          3,134
General Chemical Group Inc                                    933          2,158
*Getty Petroleum Marketing Inc                                300            750
*Giant Industries Inc                                         484          4,054
*Global Industries Ltd                                      4,278         36,898
*Global Marine Inc                                          9,256        153,881
*Greka Energy Corporation                                     200          1,850
*Grey Wolf Inc                                              6,565         18,874
*Hallwood Energy Corporation                                  637          2,786
*Hanover Compressor Company                                 1,576         59,494
*Harken Energy Corporation                                  3,456          2,592
Holly Corporation                                             904         12,091
*Houston Exploration Company                                1,069         21,180
Howell Corporation                                          2,100         12,075
*Hs Resources Inc                                             785         13,541
Hugoton Royalty Trust                                       2,000         16,250
Indiana Energy Inc                                          1,445         25,649
*Input/Output Inc                                           2,254         11,411
*Key Energy Group Inc                                       3,818         19,806
*Key Productions Company Inc                                  515          3,798
Kinder Morgan Inc                                           5,669        114,443
Laclede Gas Company                                           888         19,203
*Louis Dreyfus Natural Gas                                  1,794         32,516
*Magnum Hunter Resources Inc                                  800          2,300
*Mallon Resources Corporation                                 100            594
*Marine Drilling Company Inc                                2,641         59,257
*Markwest Hydrocarbon                                         379          2,464
*McMoRan Exploration Company                                  619         13,076
MCN Corporation                                             4,644        110,295
Mdu Resources Group Inc                                     3,172         63,440
*Mercury Air Group Inc                                        294          2,389
Midcoast Energy Resources                                     262          4,389
*Miller Exploration Company                                 3,000          3,281
Mitchell Energy Class A                                     2,597         57,296
Murphy Oil Corporation                                      2,311        132,594
*Nabors Industries Inc                                      6,683        206,755
National Fuel Gas Company                                   2,120         98,580
*National-Oilwell Inc                                       2,771         43,470
New Jersey Resources Corporation                              896         35,000
*Newfield Exploration Company                               2,002         53,554
*Newpark Resources Inc                                      3,068         18,792
Noble Affiliates Inc                                        2,849         61,075
*Noble Drilling Corporation                                 6,464        211,696
Northwest Natural Gas Company                               1,209         26,522
*Nuevo Energy Company                                       1,327         24,881
NUI Corporation                                               566         14,928
*Ocean Energy Inc                                           8,162         63,256
*Oceaneering International Inc                              1,332         19,897
*Omni Energy Services Corporation                             713            802
*Parker Drilling                                            3,995         12,734
Patina Oil & Gas Corporation                                3,000         25,875
*Patterson Energy Inc                                       2,100         27,300
*Pennaco Energy Inc                                           300          2,400
Pennzoil-Quaker State Company                               3,677         37,459
*Petroleum Development Corporation                          1,000          3,813
Piedmont Natural Gas Company                                1,571         47,523
*Pioneer Natural Resources Company                          4,883         43,642
Plains All Amer Pipeline LP                                   897         11,661
*Plains Resource Inc                                          722          9,025
Pogo Producing Company                                      1,795         36,798
*Pride International Inc                                    2,554         37,352

*Prima Energy Corporation                                     258          6,208
Providence Energy Corporation                                 220          8,168
*PS Group Holdings Inc                                        271          3,049
Public Service Company of NC                                1,205         38,937
Questar Corporation                                         4,290         64,350
*Quicksilver Resources Inc                                    800          3,500
Range Resources Corporation                                 1,600          5,100
*Remington Oil & Gas Corporation                            1,700          6,588
RPC Inc                                                     1,068          6,141
*R&B Falcon Corporation                                     9,410        124,683
Santa Fe International Corporation                          5,634        145,780
*Santa Fe Snyder Corporation                                9,929         79,432
*Seacor Smit Inc                                              567         29,342
*Seitel Inc                                                 1,364          9,207
Semco Energy Inc                                              905         10,690
*Seven Seas Petroleum Company                               1,386          2,426
South Jersey Industries                                       397         11,290
*Southern Union Company                                     2,388         45,671
Southwest Gas Company                                       1,656         38,088
Southwestern Energy Company                                   919          6,031
*Spinnaker Exploration Company                                800         11,300
St Mary Land & Exploration                                    399          9,875
*Stone Energy Corporation                                     774         27,574
*Superior Energy Services Inc                               3,300         22,275
*Swift Energy Company                                         729          8,384
*Tesoro Petroleum Corporation                               1,392         16,095
*Tetra Technologies Inc                                       599          4,343
*The Meridian Resource Corporation                          1,900          5,819
*Titan Exploration Inc                                      1,396          7,591
*Tom Brown Inc                                              1,179         15,769
*Transmontaigne Inc                                         1,363          9,541
Transocean Sedco Forex Inc                                  5,398        181,845
*Tuboscope Inc                                              2,048         32,512
UGI Corporation                                             1,570         32,087
Ultramar Diamond Shamrock Corporation                       4,519        102,525
*Unit Corporation Common Stock                              1,049          8,064
*UTI Energy Corporation                                       866         19,972
Valero Energy Corporation                                   2,598         51,635
Valley Resources Inc                                          222          4,940
Vastar Resources Inc                                        5,056        298,304
*Veritas DGC Inc                                            1,122         15,708
Vintage Petroleum Inc                                       2,858         34,475
Washington Gas Light Company                                2,444         67,210
Wd 40 Company                                                 899         19,890
Western Gas Resources                                       1,185         15,627
Wicor Inc                                                   2,070         60,418
*Wilshire Oil Company of Texas                              1,200          4,500
Yankee Energy System Inc                                      590         25,923
                                                                     -----------
                                                                     $ 5,714,366
PHARMACEUTICALS - 2.7%
*Abgenix Inc                                                  708         93,810
*Advanced Polymer Systems                                     937          3,221
*Akorn Inc                                                  2,709         13,206
*Alexion Pharmaceuticals                                    1,216         36,632
*Algos Pharmaceuticals Corporation                            761          8,371
*Alkermes Inc                                               1,346         66,122
*Alliance Pharmaceutical Corporation                        3,200         23,600
*Allou Health & Beauty Class A                                261          1,729
Alpharma Inc                                                1,495         45,971
*Amerisource Health Corporation                             2,392         36,329
*Amylin Pharmaceuticals Inc                                 2,200         18,356
*Andrx Corporation                                          1,650         69,816
*Anesta Corporation                                           559          9,608
*Anika Therapeutics Inc                                       400          2,825

*Aphton Corporation                                           532          8,113
*Aronex Pharmaceuticals Inc                                 1,400          4,375
*Arqule Inc                                                   844          8,651
*AVI BioPharma Inc                                          2,900         15,769
*Aviron                                                       703         11,116
*Axys Pharmaceuticals Inc                                   3,011         12,232
*Barr Laboratories Inc                                      1,001         31,406
Bergen Brunswig Corporation Class A                         6,921         57,531
Bindley Western Ind Inc                                     1,317         19,837
*Biocryst Pharmaceuticals Inc                                 665         19,618
*Biogen Inc                                                 7,586        641,017
*Biomatrix Inc                                              1,016         19,558
*Biopure Corporation                                          700         11,638
*Biotime Inc                                                  470          4,171
*Bone Care International Inc                                1,173         14,809
*Boston Life Sciences Inc                                     593          2,150
*Cell Genesys Inc                                           1,059         13,568
*Cell Pathways Inc                                            994          9,195
*Cell Therapeutics Inc                                        690          4,830
*Cellegy Pharmaceuticals Inc                                2,300          7,763
*Chirex Inc                                                   637          9,316
*CIMA Labs Inc                                              2,100         27,431
*Collagenex Pharmaceuticals                                 1,116         27,900
*Columbia Laboratories Inc                                  1,157          8,678
*Connetics Corporation                                        837          8,789
*Corixa Corporation                                           577          9,809
*Coulter Pharmaceutical Inc                                   733         16,630
*Covance Inc                                                3,005         32,492
*Crescendo Pharmaceuticals Corporation                        200          3,638
Cypress Bioscience Inc                                      1,765          3,199
*Cytoclonal Pharmaceuticals                                   456          3,420
*Diacrin Inc                                                  640          4,160
*Digene Corporation                                           628         10,951
*Dura Pharmaceuticals Inc                                   2,074         28,906
*Duramed Pharmaceuticals                                      862          6,142
*D&K Healthcare Resources                                     438          6,406
*Epix Medical Inc                                           1,921         19,210
*Forest Labs Inc Class A                                    4,249        261,048
*Geltex Pharaceuticals Inc                                    748          9,584
*Genta Inc                                                    300          1,931
*Genzyme Transgenics Corporation                              676          8,535
*Geron Corporation                                            494          6,237
*Gilead Sciences Inc                                        2,049        110,902
*Guest Supply Inc                                             282          4,230
*Guilford Pharmaceuticals Inc                                 820         13,940
*Hemispherx Biopharma Inc                                   1,110         11,031
*Henry Schein Inc                                           2,080         27,690
Herbalife International Class A                             1,068         15,353
*Heska Corporation                                          1,278          2,876
*Hi-Tech Pharmacal Company                                  2,400         10,950
*Hollis-Eden Pharmaceuticals                                  383          3,974
*Hyseq Inc                                                  2,678         45,526
ICN Pharmaceuticals Inc                                     3,723         94,238
*Idec Pharmaceuticals Corporation                           2,188        214,971
*Ilex Oncology Inc                                          1,266         30,542
*Imclone Systems Inc                                        1,301         51,552
*Immucor Inc                                                  333          4,391
*Immune Response Corporation                                  865          3,757
*Immunex Corporation                                        8,256        904,032
*Inhale Therapeutic Systems                                   702         29,879
*International Isotopes Inc                                   392          2,156
*Interneuron Pharmaceuticals Corporation                    1,742          9,962
*IVAX Corporation                                           5,236        134,827
Jones Pharma Inc                                            2,129         92,478

*King Pharmaceuticals Inc                                   2,354        131,971
*Kos Pharmaceuticals                                        1,853         10,423
*Kv Pharmaceutical Company Class A                            728         15,971
*La Jolla Pharmaceutical Company                              898          2,273
*Lifecore Biomedical Inc                                    1,356         28,646
*Ligand Pharmaceuticals Class B                               982         12,643
*Liposome Company Inc                                       1,710         20,867
*Lynx Therapeutics Inc                                        410         13,274
*Magainin Pharmaceuticals                                     822          1,490
*Mannatech Inc                                                900          4,669
*Martek Biosciences                                           548          6,576
*Matrix Pharmaceutical Inc                                    900          4,275
*Medarex Inc                                                1,364         50,809
*Medco Research Inc                                           384         11,544
*Medical Manager Corporation                                1,750        147,438
*Medicis Pharmaceutical Class A                             1,443         61,418
Meridian Diagnostics Inc                                    1,530         11,093
*Mgi Pharma Inc                                               633          7,556
*Microcide Pharmaceuticals Inc                              2,892         25,667
*Miravant Medical Technologies                                791          7,366
Mylan Laboratories                                          6,754        170,116
*NABI                                                       3,300         15,263
*Nastech Pharmaceutical Company Inc                         3,000         10,125
*Natrol Inc                                                   590          4,130
Natures Sunshine Products Inc                                 669          5,352
*Nbty Inc                                                   3,030         35,034
*Ncs Healthcare Inc Class A                                   902          2,170
*Neose Technologies Inc                                     1,153         16,574
*NeoTherapeutics Inc                                          200          2,650
*Neurocrine Biosciences Inc                                   771         19,082
*North American Vaccine Inc                                 1,187          5,342
*Northfield Laboratories Inc                                  520          5,753
*Noven Pharmaceuticals Inc                                    788         14,283
*NPS Pharmaceuticals Inc                                      551          6,750
*Nu Skin Asia Pacific Inc Class A                           1,809         16,394
*Nutraceutical International Corporation                      722          2,527
*Omni Nutraceuticals Inc                                    1,023          1,151
Omnicare Inc                                                4,605         55,260
*Onyx Pharmaceuticals Inc                                     510          5,100
*Orphan Medical Inc                                           284          1,473
*OSI Pharmaceuticals Inc                                      998          7,922
*Oxigene Inc                                                  376          5,875
*Parexel International Corporation                          1,109         13,100
*Pathogenesis Corporation                                     729         15,628
*Penwest Pharmaceuticals Company                              407          6,207
*Perrigo Company                                            3,276         26,208
*Pharmaceutical Resources Inc                               1,181          5,831
*Pharmacyclics Inc                                            656         27,060
*Pharmaprint Inc                                            1,803          2,310
*PlanetRx.com Inc                                           2,500         36,250
*Priority Healthcare Corporation Class B                      938         27,143
*Professional Detailing Inc                                   478         14,310
*Progenics Pharmeceuticals                                    410         20,039
*Protein Design Labs Inc                                    1,030         72,100
*Pure World Inc                                             2,000          6,250
*Rexall Sundown Inc                                         3,068         31,639
*Sangstat Medical Corporation                                 721         21,450
*Schein Pharmaceutical Inc                                  1,450         17,581
Schweitzer-Mauduit International Inc                          702          9,433
*Scios Inc                                                  1,716          7,186
*Sepracor Inc                                               1,673        165,941
*Serologicals Corporation                                   1,087          6,522
*Shire Pharmaceuticals Group PLC                            1,570         45,735
*SICOR Inc                                                  3,963         30,713

*Sonus Pharmaceuticals Inc                                  2,186          5,465
*Supergen Inc                                                 951         27,936
*Synaptic Pharmaceutical Corporation                          394          2,660
*Texas Biotech Corporation                                  1,257          9,977
*Thermolase Corporation                                     1,450          2,900
*Titan Pharmaceuticals Inc                                    587         11,153
*Triangle Pharmaceuticals Inc                               1,676         21,474
*Tristar Corporation                                          618          3,631
*Tularik Inc                                                1,636         65,928
*Twinlab Corporation                                        1,306         10,366
*United Therapeutics Inc                                      700         32,200
*VaxGen Inc                                                   300          5,550
*Vical Inc                                                    583         17,454
*Vion Pharmaceuticals Inc                                     623          3,816
*Viropharma Inc                                               623         23,051
*VIVUS Inc                                                  2,800          8,838
*V.I. Technologies Inc                                      1,752         12,045
*Xoma Ltd                                                   1,934          5,802
*Zila Inc                                                   3,802         11,168
*Zonagen Inc                                                  501          2,192
                                                                     -----------
                                                                     $ 5,557,149
REAL ESTATE - 3.2%
Acadia Realty Trust                                         1,437          6,646
Aegis Realty Inc                                              460          4,054
Agree Realty Corporation                                      294          4,190
Alexandria Real Estate Equit                                  662         21,060
AMB Property Corporation                                    4,242         84,575
Ameresco Capital Trust                                        369          3,137
American Community Property Trust                             600          1,913
American Indust Props REIT                                  1,092         13,514
American Mortgage Acceptance Corporation REIT                 300          2,700
American Residential Investment Trust Inc                     560          3,850
Amerivest Properties Inc                                      700          3,128
Amli Residential Properties Trust REIT                        844         17,038
Annaly Mortgage Management Inc                                766          6,703
Anthracite Capital Inc                                      1,137          7,248
Apex Mortgage Capital Inc                                     357          3,637
Archstone Communities Trust                                 6,711        137,576
Arden Realty Group Inc                                      3,192         64,040
Arizona Land Income Corporation Class A                       500          2,250
Asset Investor Corporation                                    324          3,605
Associated Estates Realty Corporation                       1,233          9,633
Atlantic Realty Trust Inc                                     400          3,100
Avalonbay Communities Inc                                   3,156        108,290
*Avatar Holdings                                              338          6,126
Banyan Strategic Realty Trust                                 797          4,782
Bedford Property Investors                                  1,013         17,284
*BF Enterprises Inc                                           200          1,400
*Bluegreen Corporation                                        880          4,400
Boddie-Noell Properties Inc                                   366          3,065
Boston Properties Inc REIT                                  3,342        104,020
Boykin Lodging Company                                        928         10,150
Bradley Real Estate Inc                                     1,266         22,076
Brandywine Realty Trust                                     2,200         36,025
BRE Properties Inc                                          2,177         49,391
*BRT Realty Trust                                             500          4,000
Burnham Pacific Properties Inc                              1,629         15,272
CV REIT Inc                                                   493          4,437
Cabot Industrial Trust                                      2,031         37,320
*California Coastal Communities Inc                           535          3,611
Capital Alliance Income Trust Ltd                             800          1,950
Capital Automotive REIT                                     1,100         13,406
*Capital Trust Class A                                      1,071          5,355
Capstead Mortgage Corporation REIT                          2,953         12,366

Captec Net Lease Rlt                                          550          4,125
Carey Diversified LLC                                       1,332         22,478
CarrAmerica Realty Corporation REIT                         3,310         69,924
*Castle & Cooke Inc                                           627          7,955
*Catellus Development Corporation                           5,476         70,161
*Cb Richard Ellis Services                                    942         11,657
Cbl & Associates Properties                                 1,282         26,441
Cedar Income Fund Ltd                                         600          3,450
Center Trust Inc REIT                                       1,351         13,088
Centerpoint Properties Corporation                          1,038         37,238
Chastain Capital Corporation                                  200             88
Chateau Communities Inc                                     1,447         37,532
Chelsea Gca Realty Inc                                        795         23,651
Cherokee Inc                                                  389          3,234
Chicago Title Corporation                                   1,078         49,858
*Citadel Holding Corporation                                1,500          5,156
Colonial Properties Trust                                   1,165         27,013
Commercial Assets Inc REIT                                    663          2,901
Commercial Net Lease Realty                                 1,613         16,029
Consolidated Tomoka Land Company - FL                         235          2,996
Cornerstone Properties Inc REIT                             6,347         92,825
Cornerstone Realty Income Trust                             1,949         19,003
Corporate Office Properties                                 1,007          7,678
Correctional Properties Trust                                 462          5,660
*CoStar Group Inc                                             523         18,763
Cousins Properties Inc                                      1,618         54,911
Crescent Real Estate Equities Company REIT                  6,213        114,164
*Criimi Mae Inc                                             1,840          2,645
Cross Timbers Royalty Trust                                   368          3,634
Crown American Realty                                       1,466          8,063
*DBT Online Inc                                               826         20,134
Developers Divers Realty Corporation                        2,963         38,149
Duke-Weeks Realty Corporation                               6,058        118,131
*Dynex Capital Inc - REIT                                   2,049         13,190
Eastgroup Properties Inc                                      829         15,337
*Echelon International Corporation                            246          5,658
Eldertrust                                                    527          3,228
Entertainment Properties                                      811         10,695
Equity Inns Inc                                             1,929         13,021
Equity Office Properties Trust REIT                        12,330        303,626
Equity One Inc                                                677          7,066
Equity Residential Properties Trust REIT                    6,120        261,248
Essex Property Trust Inc REIT                                 944         32,096
Federal Realty Investment Trust REIT                        1,991         37,456
FelCor Lodging Trust Inc                                    3,337         58,398
First Industrial Realty Trust                               1,897         52,049
First Union Real Estate                                     2,258         10,726
First Washington Realty Trust                                 515          9,624
Forest City Enterprises Class A                             1,541         43,148
Franchise Finance Corporation of America                    2,792         66,834
Franklin Select Realty Trust                                  748          5,143
G & L Realty Corporation                                      281          2,476
Gables Residential Trust                                    1,271         30,504
General Growth Properties Inc                               2,606         72,968
Getty Realty Corporation                                      500          5,594
Glenborough Realty Trust Inc                                1,619         21,654
Glimcher Realty Trust                                       1,260         16,223
Golf Trust of America                                         481          8,147
Great Lakes REIT Inc                                          819         11,773
Grove Propert Trust                                           503          6,665
*Grubb And Ellis Company                                    2,027          9,502
Hanover Capital Mortgage Holdings Inc                         600          2,100
Health Care Property Investors Inc REIT                     2,557         61,048
Health Care Reit Inc                                        1,454         21,992

Healthcare Realty Trust                                     1,986         31,031
Hersha Hospitality Trust                                      500          2,500
Highwoods Properties Inc REIT                               3,059         71,122
*HMG/Courtland Properties Inc                                 700          3,325
Home Properties of NY Inc                                   1,054         28,919
*Homeseekers.com Inc                                          300          3,938
*HomeStore.com Inc                                          3,400        252,450
*Horizon Group Properties Inc                                 900          3,038
Hospitalities Properties Trust                              2,735         52,136
HRPT Properties Trust REIT                                  6,485         58,365
Humphrey Hospitality Trust Inc                                660          5,156
Impac Commercial Holdings                                     585          3,071
Impac Mortgage Holdings Inc                                 1,305          5,383
Imperial Commercial Mortgage Investors                      1,451         16,505
Income Opportunity Realty Investors                         1,000          5,500
Innkeepers USA Trust                                        1,829         14,975
*Insignia Financial Group                                   1,057          9,183
Investors Real Estate Trust                                 1,142          8,993
Irt Property Company                                        1,687         13,180
Jameson Inns Inc                                              641          4,527
Jdn Realty Corporation                                      1,662         26,800
*Jones Lang LaSalle Inc                                     1,526         18,121
JP Realty Inc                                                 889         13,891
*Kennedy-Wilson Inc                                         1,098          8,784
Keystone Property Trust REIT                                  471          7,301
Kilroy Realty Corporation REIT                              1,436         31,592
Kimco Realty Corporation REIT                               2,982        101,015
Koger Equity Inc                                            1,389         23,439
Konover Property Trust Inc                                  1,661         10,485
Kranzco Realty Trust                                          688          6,063
Lasalle Hotel Properties                                      861         10,063
Laser Mortgage Mgmt Inc                                     1,181          4,798
Lexington Corporationorate                                    934          8,581
Liberte Investors Inc                                       1,206          4,146
LNR Property Corporation                                    1,320         26,235
LTC Properties Inc                                          1,445         12,192
Macerich Company (The)                                      1,654         34,424
Mack-Cali Realty Corporation REIT                           2,858         74,487
Malan Realty Investors Inc                                    331          4,427
Manufactured Home Communities                               1,268         30,828
*Mays (JW) Inc                                                600          3,300
Meditrust Corporation REIT                                  6,943         38,187
Meristar Hospitality Corporation                            2,369         37,904
*Merry Land Properties Inc                                    600          3,150
Mgi Properties Inc                                            815          4,279
Mid Atlantic Realty Trust                                     820          8,251
Mid-America Apartment Comm                                    942         21,313
Mills Corporation                                           1,180         21,093
Monmouth Real Estate Investment Corporation Class A           500          2,406
National Golf Properties Inc                                  660         13,035
National Health Investors Inc                               1,295         19,263
National Health Realty Inc                                    548          4,521
Nationwide Health Properties                                2,267         31,171
*New Mexico & Arizona Land                                    309          1,545
New Plan Excel Realty Trust                                 4,347         68,737
*Nooney Realty Trust Inc                                      400          2,400
*Novastar Financial Inc                                       663          2,072
Omega Healthcare Investors Inc                              1,003         12,726
One Liberty Properties Inc                                    200          2,625
Pacific Gulf Properties Inc                                   995         20,149
Pan Pacific Retail Properties Inc                           1,046         17,063
Parkway Properties Inc - Md                                   552         15,905
Pennsylvania Real Estate                                      690         10,048
Philips International Realty                                  470          7,726

Pittsburgh & West Virginia Railroad                           400          2,825
PMC Commercial Trust-SBI                                      440          4,455
Prentiss Properties Trust                                   1,841         38,661
Presidential Realty Corporation Class B                       400          2,750
*Price Enterprises Inc                                        800          5,825
Prime Group Realty Trust                                      857         13,016
Prime Retail Inc                                            2,212         12,443
Prison Realty Corporation REIT                              5,778         29,251
Prologis Trust                                              7,876        151,607
Ps Business Parks Inc - CA                                  1,157         26,322
Public Storage Inc REIT                                     6,294        142,795
Ramco-Gershenson Properties                                   462          5,833
Realty Income Corporation                                   1,299         26,792
Reckson Associates Realty Corporation                       1,990         40,797
Redwood Trust Inc                                             517          6,463
Regency Realty Corporation                                  2,940         58,800
Resource Asset Invt Trust                                     375          4,055
Rfs Hotel Investors Inc                                     1,313         13,704
Roberts Realty Investors Inc                                  400          3,100
Saul Centers Inc                                              673          9,464
*Saxton Inc                                                 1,800          4,725
*Security Capital Group Inc Class B                         2,573         32,163
Senior Housing Properties Trust REIT                        1,318         16,393
Shurgard Storage Centers                                    1,479         34,294
Simon Property Group Inc                                    8,218        188,500
Sizeler Property Investors Inc                                557          4,526
Sl Green Realty Corporation                                 1,271         27,644
Smith Charles E Residential                                   982         34,738
Sovran Self Storage                                           679         12,859
Spieker Properties Inc REIT                                 3,137        114,304
Starwood Financial Inc                                      3,970         67,242
Starwood Hotels & Resorts Worldwide Inc                     9,117        214,250
Storage USA Inc                                             1,440         43,560
*Stratus Properties Inc                                       639          2,676
Summit Properties Inc                                       1,437         25,686
Sun Communities Inc                                           863         27,778
Tanger Factory Outlet Centers                                 391          8,113
Tarragon Realty Investors                                     508          5,207
Taubman Centers Inc                                         2,667         28,670
Thornbury Mortgage Asset Corporation                        1,192          9,834
Town & Country Trust                                          781         14,009
*Trammell Crow Company                                      1,832         21,297
Transcontinental Realty Inv                                   838         10,580
*United Capital Corporation                                   690         12,851
United Dominion Realty Trust Inc                            5,034         49,711
United Investors Realty Trust                                 624          3,861
United Mobile Homes Inc                                       522          4,307
*United Park City Mines                                       119          3,302
Universal Health Realty Inc                                   530          7,751
Urban Shopping Centers                                        875         23,734
Urstadt Biddle Properties - Class A                           400          3,075
Urstadt Biddle Properties                                     400          2,925
USP Real Estate Investment Trust                              700          3,981
Vornado Realty Trust REIT                                   4,168        135,460
Walden Residential Properties Inc                           1,310         28,329
Washington REIT                                             1,796         26,940
Weingarten Realty Investors REIT                            1,293         50,346
*Wellsford Real Properties                                    738          6,273
Western Properties Trust REIT                                 934          8,931
Westfield America Inc REIT                                  3,581         44,091
*Winfield Capital Corporation                                 324         12,150
Winston Hotels Inc                                            901          7,321
                                                                     -----------
                                                                     $ 6,429,430

RESTAURANTS - 0.4%
*Advantica Restaurant Group Inc                             1,775          3,106
Applebee's International Inc                                1,343         39,619
*Ark Restaurants Corporation                                  800          6,900
Avado Brands Inc                                            1,261          5,320
*Benihana Inc                                                 272          3,927
*Boston Chicken Inc                                         1,800            126
*Brinker International Inc                                  3,233         77,592
*Buca Inc                                                     800          8,200
*Buffetts Inc                                               2,013         20,130
CBRL Group Inc                                              2,836         27,518
*CEC Entertainment Inc                                      1,609         45,655
*Champps Entertainment Inc                                    519          1,817
*Chart House Enterprises Inc                                  526          2,334
CKE Restaurants Inc                                         2,317         13,612
*Consolidated Products                                      1,289         13,053
*Country Star Restaurants Inc                                 700          4,113
*Dave & Buster's Inc                                          781          6,394
*Diedrich Coffee Inc                                          200            813
*Einstein/Noah Bagel Corporation                            1,000            406
*ELXSI Corporation                                            700          8,794
*Flanigan's Enterprises Inc                                   200            913
*Friendly Ice Cream Corporation                               433          1,921
Frisch's Restaurants Inc                                      268          2,362
*Garden Fresh Restaurant Corporation                          251          4,298
*Ich Corporation                                            1,000         11,000
*Ihop Corporation                                             882         14,718
*Il Fornaio (America) Corporation                             200          1,388
*J Alexander's Corporation                                  2,700          8,438
*Jack in the Box Inc                                        1,751         36,224
*Landry's Seafood Restaurants                               1,119          9,721
*Lone Star Steakhouse & Saloon                              1,749         15,604
Luby's Cafeteria Inc                                        1,041         11,841
*Mexican Restaurants Inc                                      400          1,550
*Morgan's Foods Inc                                         2,500          6,563
*Morton's Restaurant Group Inc                                241          3,736
*NPC International Inc                                      1,093          8,607
*O'Charleys Inc                                               568          7,455
*Outback Steakhouse Inc                                     3,594         93,219
*Panera Bread Company Class A                                 538          4,170
*Papa John's International Inc                              1,421         37,035
*PF Changs China Bistro                                       353          8,781
Picadilly Cafetaries Inc                                      388          1,552
*PJ America Inc                                               511          7,921
*Planet Hollywood International Inc                         1,927            131
*Prandium Inc                                               5,900            856
*Rainforest Cafe Inc                                          912          3,620
*Rare Hospitality International Inc                           445          9,630
*Roadhouse Grill Inc                                          400          1,650
Ruby Tuesday Inc                                            1,446         26,299
*Ryans Family Steak House Inc                               1,791         15,224
*Santa Barbara Restaurant Group                               568            888
*Schlotzsky's Inc                                             972          6,440
*Shells Seafood Restaurant Inc                              2,400          5,250
*Shoneys Inc                                                  800          1,100
*Sonic Corporation                                            851         24,254
*Star Buffet Inc                                            1,700          5,950
*Taco Cabana Class A                                          502          4,079
TCBY Enterprises Inc                                          852          3,248
*The Cheesecake Factory                                       889         31,115
*Uno Restaurant Corporation                                   508          5,652
*Vicorp Restaurants Inc                                       334          5,386
                                                                     -----------
                                                                     $   739,218

RETAILERS - 4.1%
*1-800-FLOWERS.COM Inc                                      1,000         10,688
*99 Cents Only Stores                                       1,205         46,091
*Abercrombie & Fitch Company                                5,420        144,646
*AC Moore Arts & Crafts Inc                                 2,000         11,625
*Action Performance Companies Inc                             745          8,568
Advanced Marketing Services                                   311          8,844
*Alexander's Inc                                              223         17,617
*Amazon.com Inc                                            16,964      1,291,385
*American Eagle Outfitters Inc                              2,270        102,150
*Ames Department Stores Inc                                 1,336         38,494
*Anntaylor                                                  1,547         53,275
*Ashford.com Inc                                            2,100         23,100
*Ashworth Inc                                                 629          2,595
*Barnes & Noble Inc                                         3,468         71,528
*Bebe Stores Inc                                            1,124         30,348
*Bell Microproducts Inc                                       395          4,345
*Beyond.com Corporation                                     1,723         13,461
Big Dog Holdings Inc                                          541          3,753
*BJ's Wholesale Club Inc                                    3,772        137,678
Blair Corporation                                             328          4,592
Blockbuster Inc Class A                                     1,800         24,075
*Bluefly Inc                                                  200          2,063
*Boise Cascade Office Products Corporation                  3,140         47,100
*Bombay Company Inc                                         1,696          7,632
*Books-A-Million Inc                                        1,043          8,670
*Borders Group Inc                                          3,735         59,993
*Bowlin Outdoor Advertising & Travel Centers Inc              200          1,050
*Braun's Fashions Corporation                                 450          9,450
*Brookstone Inc                                               397          6,972
Brown Shoe Company Inc                                        808         11,413
Burlington Coat Factory Warehouse                           2,219         30,789
*Cache Inc                                                    400          2,600
Casey's General Store Inc                                   2,654         27,701
Cash American Investments Inc                               1,122         10,940
*Catherines Stores Corporation                                325          6,825
Cato Corporation Class A                                    1,513         19,102
*CD Warehouse Inc                                             400          1,300
*CDW Computer Centers Inc                                   2,122        166,842
*Central Garden & Pet Company                               1,332         13,820
*Charming Shoppes Inc                                       4,577         30,323
*Chemdex Corporation                                        1,700        188,700
*Chico's Fas Inc                                              408         15,351
*Children's Place                                           1,111         18,262
Claire's Stores Inc                                         2,572         57,549
*Coldwater Creek Inc                                          475          9,738
*Compucom Systems Inc                                       1,731          7,140
*CompUSA Inc                                                4,200         21,525
*Cost Plus Inc                                                883         31,457
*Cost-U-Less Inc                                              400          1,600
*Creative Computers Inc                                       455          3,327
*Csk Auto Corporation                                       1,342         23,485
*Cyberian Outpost Inc                                       1,009         10,027
*Dallas Gold and Silver Exchange Inc                          400          2,400
*Damark International Inc Class A                             284          4,473
Deb Shops Inc                                                 584         10,804
*Delia's Inc                                                  921          6,677
*Discount Auto Parts Inc                                      744         13,439
*Dollar Tree Stores Inc                                     3,046        147,541
*Dress Barn Inc                                             1,018         16,924
*Drug Emporium Inc                                            600          2,663
*Drugstore.com Inc                                          2,100         75,994
*Duane Reade Inc                                              759         20,920
*Duckwall-Alco Stores Inc                                     227          1,731
*Egghead.com Inc                                            1,687         27,308
*Elder-Beerman Stores Corporation                             779          3,992

*Electronics Boutique Holdings                                902         16,236
Enesco Group Inc                                              602          6,660
Ezcorp Inc Class A                                            498          2,023
*Factory 2-U Stores Inc                                       523         14,840
Family Dollar Stores Inc                                    9,104        148,509
*Fashionmall.com Inc                                          300          1,331
Fastenal Company                                            1,897         85,246
*FFP Marketing Company Inc                                    500          1,313
*Filene's Basement Corporation                                900            110
*Finlay Enterprises Inc                                       583          8,454
*Fogdog Inc                                                 1,090         10,355
*Footstar Inc                                               1,097         33,459
Fred's Inc                                                    440          7,013
*FreeMarkets Inc                                            1,271        563,723
Friedman's Inc                                                739          5,543
*Funco Inc                                                    365          4,083
*Gadzooks Inc                                                 697          6,839
*Gart Sports Company                                          343          2,101
*GC Companies Inc                                             284          7,349
*Genesis Direct Inc                                         1,193              6
*Gerald Stevens Inc                                         1,861         15,586
*Globe Business Resources Inc                                 808         10,403
*Good Guys Inc                                                637          5,932
*Goody's Family Clothing Inc                                1,491          8,014
*Gottschalks Inc                                              463          3,444
*Grow Biz International Inc                                   226            904
*Guitar Center Inc                                          1,098         11,049
*Gymboree Corporation                                       1,091          6,137
Hancock Fabrics Inc                                           755          2,359
*Handleman Company                                          1,414         18,912
*Harold's Store Inc                                           800          3,000
*Hastings Entertainment Inc                                   526          2,597
Haverty Furniture                                           1,222         15,428
*HEARx Ltd                                                    300          1,388
Heilig Meyers Company                                       2,673          7,351
*Hibbet Sporting Goods Inc                                    336          5,712
*Homebase Inc                                               1,697          5,197
*Horizon Pharmacies                                           248            651
*Hot Topic                                                    432         10,044
*iGo Corporation                                            1,000          9,063
*Inacom Corporation                                         2,026         14,815
*Intertan Inc                                                 769         20,090
Intimate Brands Inc                                        12,675        546,609
J Baker Inc                                                   729          4,374
*Jacobson Stores Inc                                          200          1,175
*Jo-Ann Stores                                              1,102         12,398
*Jos A Bank Clothiers Inc                                     300            900
*JumboSports Inc                                            8,300             42
*Just For Feet Inc                                          1,594          1,993
*J. Jill Group Inc                                            454          1,873
*Kenneth Cole Productions Class A                             583         26,672
*Land's End Inc                                             1,552         53,932
Lillian Vernon Coporation                                     336          3,738
*Linens `N Things Inc                                       1,942         57,532
*Marinemax Inc                                                653          6,204
*Marvel Enterprises Inc                                     1,433          7,882
*Mazel Stores Inc                                             408          3,774
*MediaBay Inc                                                 375          4,195
*Michaels Stores Inc                                        1,327         37,820
*Micro Warehouse Inc                                        1,662         30,747
*Microage Inc                                               1,143          4,001
Midas Inc                                                     755         16,516
*MotherNature.com Inc                                         632          4,622
*Mothers Work Inc                                             100          1,163

Movado Group                                                  578         12,608
*Movie Gallery Inc                                            600          2,588
*Msc Industrial Direct Company Class A                      1,511         20,021
*Multiple Zones International Inc                             682          4,902
*Musicland Stores Corporation                               1,701         14,352
*National Record Mart Inc                                     400          1,100
*Natural Wonders Inc                                          300            403
*Noodle Kidoodle Inc                                          339          1,610
*North Face Inc                                               560          2,275
*Nyer Medical Group Inc                                       200          1,275
*Officemax Inc                                              5,591         30,751
*One Price Clothing Stores                                    667          1,709
*O'Reilly Automotive Inc                                    2,504         53,836
*Pacific Sunwear of California                              1,511         48,163
*Party City Corporation                                       459            413
*Paul Harris Stores                                           682          1,876
*Payless ShoeSource Inc                                     1,804         84,788
*Pc Connection Inc                                            773         26,669
*Perfumania Inc                                               300          1,013
*Petco Animal Supplies Inc                                    977         14,533
*Petsmart Inc                                               5,606         32,235
*Phar Mor Inc                                                 547          1,504
Pier 1 Imports Inc                                          4,451         28,375
*Piercing Pagoda Inc                                          436          6,595
*Priceline.com Inc                                          7,322        346,880
*Pricesmart Inc                                               185          7,250
*PurchasePro.com Inc                                        1,500        206,250
*RDO Equipment Company Class A                                200          1,175
*Real Goods Trading Corporation                             2,500          9,844
*Reeds Jewelers Inc                                           300            900
*Restoration Hardware Inc                                     726          4,946
*Rex Stores Corporation                                       362         12,670
Ross Stores Inc                                             4,400         78,925
*RoweCom Inc                                                  500         22,688
Ruddick Corporation                                         2,487         38,549
*Saks Inc                                                   7,062        109,902
*Samsonite Corporation                                      1,022          5,940
*School Specialty Inc                                         752         11,374
*Service Merchandise Company                                3,000            255
*Sharper Image Corporation                                    519          6,585
*Shoe Pavilion Inc                                            400            875
*Shop At Home Inc                                           1,340         13,316
*Shopko Stores Inc                                          1,467         33,741
*ShopNow.com Inc                                            1,600         30,300
*Skymall Inc                                                  714          5,266
*SmarterKids.com Inc                                        1,000          7,250
*Sound Advice Inc                                             200          2,450
*Specialty Catalog Corporation                                300          1,219
*Spiegel Inc Class A                                        5,993         42,139
*Sport Chalet Inc                                             300          1,538
*Stage Stores Inc                                           1,584          3,663
*Stamps.com Inc                                             1,700         70,763
*Stein Mart Inc                                             2,029         11,540
*Sterling Vision Inc                                          666          4,496
*Streamline.com Inc                                         1,100          9,419
*Streicher Mobile Fueling Inc                                 200          1,375
*StyleSite Marketing Inc                                      108             54
*Sunglass Hut Inc                                           2,216         24,930
*Syms Corporation                                             761          3,805
*Systemax Inc                                               1,616         13,736
*S&K Famous Brands Inc                                        900          5,344
Talbots Inc                                                 1,604         71,579
*Tech Data Corporation                                      2,474         67,107
*The Bon-Ton Stores                                           506          1,866

*The Boyds Collection Ltd                                   2,600         18,038
*The Buckle Inc                                               982         14,546
*The Finish Line                                              948          5,155
*The Maxim Group Inc                                          844          4,537
*The Men's Wearhouse Inc                                    1,996         58,633
*The Neiman Marcus Group Inc Class A                        2,792         78,002
*The Pantry Inc                                               700          9,888
*The Right Start                                              800         16,800
*The Sports Authority Inc                                   1,673          3,346
*The Sportsman's Guide Inc                                    300            750
*The Yankee Candle Company Inc                              2,700         44,044
Tiffany & Company                                           3,538        315,767
*Too Inc                                                    1,300         22,425
*Trans World Entertainment Corporation                      2,564         26,922
*Travis Boats & Motors Inc                                    158          1,896
*Tuesday Morning Corporation                                1,900         35,031
*Tweeter Home Entertainment                                   664         23,572
*Ubid Inc                                                     719         19,046
*Ultimate Electronics Inc                                     400          9,900
*United Retail Group Inc                                      582          4,802
*Urban Outfitters Inc                                         753         21,931
*USA Floral Products Inc                                      547          1,350
*USinternetworking Inc                                      2,850        199,144
*U.S. Office Products Company                               1,949          6,091
*Value America Inc                                          2,100         10,631
*Value City Dept Stores Inc                                 1,444         21,841
*Valuevision International Inc Class A                      1,942        111,301
*Venator Group Inc                                          7,263         50,841
*Vista Eyecare Inc                                            780            804
*West Marine Inc                                              723          5,965
*Wet Seal Inc Class A                                         708          8,673
*Whitehall Jewellers Inc                                      455         16,778
*Williams-Sonoma Inc                                        2,888        132,848
*Wilmar Industries Inc                                        493          8,566
*Wilsons The Leather Experts                                  599         11,044
*Zale Corporation                                           1,804         87,269
*Zany Brainy Inc                                            1,200         12,300
                                                                     -----------
                                                                     $ 8,273,876
TEXTILES, CLOTHING & FABRICS - 0.7%
*Bernard Chaus Inc                                            800          1,900
*Burlington Industries Inc                                  2,578         10,312
*Candie's Inc                                                 770            602
*Chemfab Corporation                                          289          4,516
*Chic By HIS Inc                                            3,200          2,000
Cintas Corporation                                          5,630        299,094
Collins & Aikman Corporation                                3,000         17,250
*Columbia Sportswear Company                                1,229         26,424
*Cone Mills Corporation                                       937          4,217
*Conso Products Company                                     1,800         15,525
*Converse Inc                                                 774          1,064
Crown Crafts                                                  385          1,107
Culp Inc                                                      581          3,668
*Cutter & Buck Inc                                            304          4,598
Decorator Industries Inc                                      100            531
Delta Woodside Industries                                     891          1,671
*Dixie Group Inc                                              508          3,747
Fab Industries Inc                                            205          2,217
*Florsheim Group                                              500          1,406
*Galey & Lord Inc                                           2,429          4,706
Garan Inc                                                     189          5,410
*Genesco                                                    1,199         15,587
*Gerber Childrenswear Inc                                   1,474          7,370
*Global Sports Inc                                            939         11,796
*Guess ? Inc                                                1,919         41,738

Guilford Mills                                              1,039          7,533
Haggar Corporation                                            316          3,595
*Hampshire Group                                              900          7,988
*Hampton Industries                                         1,320          3,053
*Hartmarx Corporation                                       1,282          5,208
*Innovo Group Inc                                           1,000          1,125
Interface Flooring Systems                                  2,343         13,472
*Johnston Industries Inc                                      800          1,350
*Jones Apparel Group Inc                                    6,352        172,298
*JPS Textile Group Inc                                      2,700          9,113
Justin Industries                                           1,176         17,493
K Swiss Inc Class A                                           484          8,992
*Kasper A.S.L. Ltd                                            600          1,313
Kellwood Company                                            1,367         26,571
Lacrosse Footwear Inc                                         300          1,331
*Lakeland Industries Inc                                      200            813
*Leslie Fay Company Inc                                        45            276
*Maxwell Shoe Company Inc Class A                           1,224          9,792
*McNaughton Apparel Group Inc                                 300          2,175
*Mohawk Industries Inc                                      3,065         80,839
*Nautica Enterprises Inc                                    1,666         18,847
OshKosh B'Gosh Class A                                        812         17,103
Oxford Industries Inc                                         314          6,221
Penn Engineering & Mfg Corporation                            417          9,643
*Perry Ellis International Inc                              1,000         11,625
Phillips-Van Heusen                                         1,003          8,337
Pillowtex                                                     731          4,523
*Polo Ralph Lauren Corporation                              1,606         27,402
Polymer Group Inc                                           1,431         26,116
*PremiumWear Inc                                              200          1,100
*Quaker Fabric Corporation                                    700          2,975
*Quiksilver Inc                                               969         15,020
*R G Barry                                                  1,459          5,745
*Rocky Shoes & Boots Inc                                      100            763
*Saucony Inc Class B                                          300          4,163
Shaw Industries Inc                                         6,795        104,898
*Shoe Carnival Inc                                            585          5,887
*Sport-Haley Inc                                              200            688
*Starter Corporation                                        3,200              3
*Steven Madden Ltd                                            501          9,550
Stride Rite Corporation                                     2,077         13,501
Superior Surgical Manufacturing                               989          8,901
*Tag-It Pacific Inc                                           500          2,813
*Tandy Brands Accessories Inc                                 700          9,713
*Tarrant Apparel Group                                        713          6,863
*The Alpine Group                                             696          8,961
The First Years Inc                                           384          3,192
*The Sirena Apparel Group Inc                                 300              0
*Timberland Company                                         1,026         54,250
*Triarc Companies                                           1,308         24,035
*Tropical Sportswear International                            349          5,628
*Unifi Inc                                                  2,932         36,100
*Vans Inc                                                     600          7,350
Warnaco Group Inc                                           2,768         34,081
West Point Stevens Inc                                      2,730         47,775
Weyco Group                                                   487         12,297
Wolverine World Wide                                        1,959         21,427
                                                                     -----------
                                                                     $ 1,440,282
TRANSPORTATION - 1.2%
*Aasche Transportation Services Inc                           300            619
*ABC-NACO Inc                                                 731          6,031
Air Express International Corporation                       1,511         48,824
Alexander & Baldwin Inc                                     2,100         47,906
*Allied Holdings Inc                                          490          3,001

*Amerco                                                     1,011         25,275
*American Classic Voyages Company                             834         29,190
*American Freightways Corporation                           1,515         24,524
Arctic Cat Inc                                              1,016         10,160
*Arkansas Best Corporation                                  1,223         14,676
Arnold Industries Inc                                       1,124         15,806
*Avis Rent A Car Inc                                        1,500         38,344
*Boyd Bros Transportation Inc                                 300          1,950
*Budget Group Inc                                           1,609         14,582
*Carey International Inc                                      448         10,920
*Celadon Group Inc                                            445          2,559
CH Robinson Worldwide Inc                                   2,243         89,159
Circle International Group Inc                                766         17,044
CNF Transportation Inc                                      2,438         84,111
*Commodore Holdings Ltd                                       400          1,675
*Consolidated Delivery & Logistics Inc                        300          1,088
*Consolidated Freightways Corporation .                     1,266         10,049
*Covenant Transport Inc Class A                               663         11,520
*Dollar Thrifty Automotive Group                            1,079         25,829
Expeditors International Wash Inc                           2,604        114,088
Florida East Coast Industries Inc                           1,823         76,110
*Forward Air Corporation                                      662         28,714
*Friede Goldman Halter Inc                                  1,824         12,654
*Fritz Companies Inc                                        1,622         17,031
Frozen Food Express Industries                                616          2,387
*Frp Properties Inc                                           149          3,502
GATX Corporation                                            2,504         84,510
*Genesee & Wyoming Inc Class A                                183          2,356
Greenbrier Companies Inc                                      525          4,528
*Gulfmark Offshore Inc                                        299          4,373
*Heartland Express                                          1,442         22,712
*Hub Group Inc Class A                                        358          7,160
Hunt (J B) Transport Services                               1,592         22,039
*Hvide Marine Inc                                             573             89
*International Aircraft Investors                           1,400          8,750
Intl Shipholding Corporation                                  846          9,835
*Intrenet Inc                                                 606          1,458
Kenan Transport Company                                       108          3,389
*Kirby Corporation                                          1,035         21,218
*KLLM Transport Services Inc                                  500          2,375
*Landair Corporation                                        1,000          5,000
*Landstar System Inc                                          464         19,865
*Lynch Corporation                                             52          1,339
*Lynch Interactive Corporation                                 52          5,194
*Marine Transport Corporation                                 300            788
Maritrans Inc                                                 540          2,903
*Marten Transport                                             300          3,863
*Matlack Systems Inc                                          394          1,281
*Motor Cargo Industries Inc                                   400          1,850
*M.S. Carriers Inc                                            548         13,084
Oglebay Norton Company                                        475         11,281
*Old Dominion Freight Line                                    506          5,440
*OTR Express Inc                                              400            675
Overseas Shipholding Group                                  1,746         25,863
*PAM Transportation Services                                  673          7,193
*Pierce Leahy Corporation                                     761         32,913
Pittston Brink's Group                                      2,032         44,704
Pittston BAX Group                                            914          9,711
Polaris Ind Partners LP Class A                             1,247         45,204
Providence & Worcester Railroad Company                       500          4,000
*Railamerica Inc                                              357          3,057
*Railtex Inc                                                  939         16,785
*Railworks Corporation                                        555          5,411
Roadway Express Inc                                           965         20,868

Rollins Truck Leasing Corporation                           2,730         32,589
Royal Caribbean Cruises Ltd                                 9,118        449,631
*Rural/Metro Corporation                                      633          2,710
*Simon Transportion Services Inc                              500          2,938
*Smithway Motor Xpress Corporation Class A                    400          1,650
*Swift Transportation Company Inc                           3,341         58,885
The Morgan Group Inc - Class A                                200          1,150
Thor Industries                                               546         16,619
Tidewater Inc                                               2,738         98,568
*Todd Shipyards                                               600          4,725
*Trailer Bridge Inc                                           600            750
*TransFinancial Holdings Inc                                  200          1,025
*Transit Group Inc                                          1,056          3,234
*Transport Corporation of America                             591          7,351
*Trico Marine Services Inc                                  1,251          8,835
Trinity Industries Inc                                      2,237         63,615
United Parcel Service Inc Class B                           1,600        110,400
U.S. Freightways Corporation                                1,375         65,828
*USA Truck Inc                                                547          4,308
*U.S. Xpress Enterprises Class A                              682          5,030
Viad Corporation                                            5,147        143,473
Werner Enterprises Inc                                      2,322         32,653
Westinghouse Air Brake Company                              2,305         40,914
*Willis Lease Finance Corporation                             368          2,369
*Wisconsin Central Transportation Corporation               2,387         32,075
*Xtra Corporation                                             687         29,283
*Yellow Corporation                                         1,148         19,301
                                                                     -----------
                                                                     $ 2,512,301
WATER COMPANIES - 0.2%
American States Water Company                                 330         11,880
American Water Works Company                                4,809        102,191
*Aqua Care Systems Inc                                        800          1,250
Aquarion Company                                              612         22,644
*Azurix Corporation                                         5,400         48,263
California Water Service Group                                564         17,096
Connecticut Water Service Inc                                 467         14,944
E-Town Corporation                                            376         23,406
*Kaiser Ventures Inc                                          478          7,641
Middlesex Water Company                                       461         14,752
Philadelphia Suburban Corporation                           2,012         41,623
SJW Corporation                                               116         13,949
Southwest Water Company                                       282          4,230
United Water Resources Inc                                  2,177         74,426
                                                                     -----------
                                                                        $398,295

Total Common Stocks (Cost $152,007,428)                             $196,421,357

PREFERRED STOCKS - 0.0%

Home Construction, Furnishings & Appliances - 0.0%

*O'Sullivan Industries Holdings (Cost $0)                     686           $350

Total Preferred Stocks (Cost $480)                                          $350


CONVERTIBLE PREFERRED STOCKS - 0.0%
Automotive - 0.0%

Automatic Common Exchange Security Trust II (Cost $0)         595         $5,690

Total Convertible Preferred Stocks (Cost $7,440)                          $5,690


RIGHTS - 0.0%
Entertainment & Leisure - 0.0%

*Metro Goldwyn Mayer Inc. (Cost $0)                         2,211             $0

Total Rights (Cost $0)                                                        $0

WARRANTS - 0.0%
Insurance - 0.0%

InterContinental Life Corporation
(expires 07/01/2002) (Cost $0)                                 94             $0

Oil & Gas - 0.0%

*Magnum Hunter Resources Inc (expires 07/01/2002) (Cost $0)   267            $50

Total Warrants (Cost $0).                                                    $50

MUTUAL FUNDS - 0.0%
Banking - 0.0%

Omega Financial Corporation (Cost $12,292)                    401        $11,629

Financial Services - 0.0%

Cohen and Steers Realty Income Fund (Cost $2,739)             300         $1,950

Real Estate - 0.0%

American Realty Trust Inc (Cost $9,853)                       581         $9,877

Total Mutual Funds (Cost $22,169)                                        $23,456

SHORT TERM SECURITIES - 3.1%

Principal U.S. Treasury Bills - 0.3%      Yield to Maturity  Maturity Date
600,000   U.S. Treasury Bills ** (Cost $0)     5.025%          03/23/2000
                                                                        $593,240

U.S. Treasury Securities (Cost $593,410)                                $593,240

Repurchase Agreements - 2.8%
5,599,742 IBT Repurchase Agreement dated 12/31/99 due 01/03/00,       $5,599,742
          with a maturity value of $5,600,110 and an effective yield of 2.40% collateralized by Federal Home Loan Bank
          Note with a rate of 6.45%, a maturity date of 11/15/05 and a market value of $2,569,672, Federal Home Loan
          Mortgage Corporation Note with a rate of 6.80%, a maturity date of 05/15/09 and a market value of $3,198,062.

TOTAL REPURCHASE AGREEMENTS (COST $5,599,742)                          5,599,742

TOTAL SHORT TERM SECURITIES (COST $6,193,152)                         $6,192,982

TOTAL INVESTMENTS - 100.1%
  (Cost $158,230,669)                                                202,643,885

Other assets less liabilities - (0.1%)                                 (187,334)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $202,456,551
                                                                    ============
--------------------------------------------------------------------------------
*  Non-income producing security.
** These U.S. Treasury Bills are held in segregated accounts in connection with the Master Portfolio's holdings of Russell 2000 Index and Mid Cap 400 Index futures contracts. See Note 1.
+ Cost for federal income tax purposes is $158,259,734 and net unrealized appreciation consists of:

Gross Unrealized Appreciation                                       $ 61,068,175
Gross Unrealized Depreciation                                       (16,684,024)
                                                                    ------------
Net Unrealized Appreciation                                         $ 44,384,151
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE Extended Market Index Fund
Statement of Assets and Liabilities
December 31, 1999
--------------------------------------------------------------------------------

ASSETS
INVESTMENTS -
Investment in Extended Index Master Portfolio, at market value (Note 1) .... $4,446,064
Receivable for fund shares sold ............................................     30,350
                                                                             ----------
       TOTAL ASSETS ........................................................  4,476,414
                                                                             ----------

LIABILITIES
Payable for fund shares redeemed ...........................................      1,089
Accrued administration fee (Note 2) ........................................        804
Accrued advisory fee (Note 2) ..............................................        104
Distribution payable to shareholders .......................................      7,443
                                                                             ----------
       TOTAL LIABILITIES ...................................................      9,440
                                                                             ----------
TOTAL NET ASSETS ........................................................... $4,466,974
                                                                             ==========
NET ASSETS CONSIST OF:
Paid-in capital ............................................................  3,751,396
Overdistributed net investment income ......................................     (1,228)
Accumulated undistributed net realized gain on sale of investments .........     50,511
Net unrealized appreciation of investments .................................    659,533
Net unrealized appreciation of futures contracts ...........................      6,762
                                                                             ----------
TOTAL NET ASSETS ........................................................... $4,466,974
                                                                             ==========
Shares Outstanding (unlimited authorized, par value $0.01) .................    349,420
                                                                             ==========
Net Asset Value, Offering Price and Redemption Price per Share .............     $12.78
                                                                             ==========


   The accompanying notes are an integral part of these financial statements.

E*TRADE Extended Market Index Fund
Statement of Operations
Period from August 13, 1999 (commencement of operations) to December 31, 1999
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
NET INVESTMENT INCOME FROM EXTENDED INDEX MASTER PORTFOLIO
      Dividends .................................................     $   8,000
      Interest ..................................................         1,905
      Expenses (Note 2) .........................................          (750)
                                                                      ---------
  NET INVESTMENT INCOME FROM EXTENDED INDEX MASTER PORTFOLIO ....         9,155
                                                                      ---------
EXPENSES (NOTE 2):
Advisory fee ....................................................           144
Administration fee ..............................................         1,929
Trustee fees ....................................................            39
                                                                      ---------
  TOTAL EXPENSES BEFORE WAIVER OF TRUSTEE FEES ..................         2,112
                                                                      ---------

      Waived Trustee fees (Note 2) ..............................           (39)
                                                                      ---------
  NET EXPENSES ..................................................         2,073
                                                                      ---------
NET INVESTMENT INCOME ...........................................         7,082
                                                                      ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES
  CONTRACTS ALLOCATED FROM EXTENDED INDEX MASTER PORTFOLIO
Net realized gain on sale of investments ........................        50,511
Change in unrealized appreciation of investments ................       659,533
Change in unrealized appreciation of futures contracts ..........         6,762
                                                                      ---------
  Net Realized and Unrealized Gain on Investments and Futures
     Contracts Allocated from Extended Index Master Portfolio ...       716,806
                                                                      ---------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS ....................................................     $ 723,888
                                                                      =========


 The accompanying notes are an integral part of these financial statements.

E*TRADE Extended Market Index Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                          Period from
                                                                         August 13, 1999
                                                                        (commencement of
                                                                         operations ) to
                                                                        December 31, 1999
                                                                        -----------------
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income ................................................   $     7,082
Net realized gain on sale of investments .............................        50,511
Change in unrealized appreciation of investments .....................       659,533
Change in unrealized appreciation of futures contracts ...............         6,762
                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................       723,888
                                                                         -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income .............................        (8,359)
                                                                         -----------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sales of shares ....................................     4,049,834
Net asset value of shares issued to shareholders in reinvestment of
  distributions ......................................................           897
Cost of shares redeemed ..............................................      (300,514)
                                                                         -----------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN
  SHARES OF COMMON STOCK .............................................     3,750,217
                                                                         -----------

REDEMPTION FEES ......................................................         1,228
                                                                         -----------

INCREASE IN NET ASSETS ...............................................     4,466,974

NET ASSETS:
Beginning of period ..................................................            --
                                                                         -----------
END OF PERIOD ........................................................   $ 4,466,974
                                                                         ===========

SHARE TRANSACTIONS:
Number of shares sold ................................................       377,377
Number of shares issued through reinvestment of distributions ........            92
Number of shares redeemed ............................................       (28,049)
                                                                         -----------
NET INCREASE IN SHARES OUTSTANDING ...................................       349,420
                                                                         ===========

 The accompanying notes are an integral part of these financial statements.

E*TRADE Extended Market Index Fund
Financial Highlights

--------------------------------------------------------------------------------
                                                           Period from
                                                         August 13, 1999
                                                         (commencement of
                                                          operations ) to
                                                         December 31, 1999
                                                         -----------------
FOR A SHARE OUTSTANDING FOR THE PERIOD (5)

NET ASSET VALUE, BEGINNING OF PERIOD ...................   $      10.00
                                                           ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ................................           0.03
  Net realized and unrealized gain on investments
      and futures contracts  allocated
      from Extended Index Master Portfolio .............           2.78
                                                           ------------
Total income from investment operations ................           2.81
                                                           ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ...............          (0.03)
                                                           ------------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL ...............           0.00 (4)
                                                           ------------
NET ASSET VALUE, END OF PERIOD .........................   $      12.78
                                                           ============

TOTAL RETURN ...........................................          28.11%(1)

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000s omitted) .............      $   4,467
  Ratio of expenses to average net assets (5) ..........           0.38%(2)(3)
  Ratio of net investment income to average
     net assets (5) ....................................           0.95%(2)


(1) For the period August 13, 1999 (commencement of operations) to December 31, 1999 and not indicative of a full year's operating results.
(2) Annualized.
(3) The Investment Advisor has voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund. Even though such action had been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.38% for the period August 13, 1999 commencement of operations) through December 31, 1999.
(4) Rounds to less than $0.01.
(5) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Extended Index Master Portfolio.

 The accompanying notes are an integral part of these financial statements.

E*TRADE EXTENDED MARKET INDEX FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 1999

1.       SIGNIFICANT ACCOUNTING POLICIES

     E*TRADE Extended Market Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 1999, the Trust offered six series: the S&P 500 Index Fund, the Bond Index Fund, the Extended Market Index Fund, the International Index Fund, the E-Commerce Index Fund and the Technology Index Fund. These financial statements contain the E*TRADE Extended Market Index Fund.

     The Fund's investment objective is to match as closely as practicable, the performance of the Wilshire 4500 Equity Index, commonly known as the Extended Market Index.

     Wilshire Associates, Inc. ("Wilshire Associates") does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with the Fund or the Master Portfolio or their respective investment advisors. "Wilshire 4500 EquityIndex (REGISTRATION MARK)," "Wilshire 4500 Index (REGISTRATION
     MARK)," and "Wilshire 4500 (REGISTRATION MARK)," are trademarks of Wilshire Associates Incorporated and have been licensed for use by E*TRADE Asset Management, Inc. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by Wilshire Associates, and neither Wilshire Associates nor the Wilshire 4500 Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Master Portfolio.

     The following is a summary of significant accounting policies which are consistently followed by the Fund in the preparation of its financial statements, and which conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     PRINCIPLES OF ACCOUNTING

     The Fund uses the accrual method of accounting for financial reporting purposes.

     INVESTMENT POLICY AND SECURITY VALUATION

     The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund pursues its investment objective by investing all of its assets in the Extended Index Master Portfolio (the "Master Portfolio"), a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects that Fund's interest in the net assets of the Master Portfolio. As of December 31, 1999, the value of the Fund's investment in the Master Portfolio was 2.20% of the outstanding interests of the Master Portfolio.

     The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's shares held by the Fund. The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"). All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Code.

     The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     FEDERAL INCOME TAXES

     The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 1999.

     The following reclassifications, which have no impact on the net asset value of the Fund, were made in order to present the Fund's capital accounts on a tax basis:

                                                        Overdistributed Net
                 Paid-in Capital Decrease        Investment Income Increase
            ------------------------------------------------------------------
                                      $49                               $49


     REDEMPTION FEES

     Shares held in the Fund less than four months are subject to a fee equal to 0.50% of the proceeds of the redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

     2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

     The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and report to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.26% of its average daily net assets for administrative services.

     The Fund's investment in the Master Portfolio is subject to an administrative fee of 0.02% of its average daily net assets to Barclays Global Investors, N.A. and Stephens, Inc., the Master Portfolio's co-administrator. Such administrative fees are recorded at the Master Portfolio level.

     PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund.

     E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

     Subject to a limitation of 0.0049% of the Fund's average daily net assets, the Fund records Trustee fees and expenses and certain other direct expenses of the Fund. The Investment Advisor voluntarily agreed to reimburse such expenses for the period August 13, 1999 (commencement of operations) through December 31, 1999.

Extended Index Master Portfolio
Statement of Assets and Liabilities
December 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments:
In securities, at market value
   (Cost $158,230,669) (Note 1) ........   $202,643,885
Cash ...................................         28,653
Receivables:
Investments sold .......................         57,190
Dividends and interest receivable ......        143,934
Receivable for daily variation margin on
   open financial futures contracts ....         70,400
                                           ------------
TOTAL ASSETS ...........................    202,944,062
                                           ------------
LIABILITIES
Payables:
Investment securities purchased ........        427,713
Collateral for securities loaned .......           --
Due to BGI (Note 2) ....................         59,798
                                           ------------
Total Liabilities ......................        487,511
                                           ------------
TOTAL NET ASSETS .......................   $202,456,551
                                           ============




 The accompanying notes are an integral part of these financial statements.

Extended Index Master Portfolio
Statement of Operations


                                                                 Period from
                                                                March 1, 1999
                                                               (commencement of
                                                                operations) to
                                                               December 31, 1999
                                                               -----------------

NET INVESTMENT INCOME:
 Dividends (1) ...............................................   $ 1,409,143
 Interest ....................................................       333,669
                                                                 -----------
   TOTAL INVESTMENT INCOME ...................................     1,742,812
                                                                 -----------
EXPENSES (NOTE 2):
 Advisory fees ...............................................       102,803
 Administration fees .........................................        25,701
                                                                 -----------
   TOTAL EXPENSES ............................................       128,504
                                                                 -----------
NET INVESTMENT INCOME ........................................     1,614,308
                                                                 -----------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on sale of investments ....................     8,084,670
 Net realized gain on sale of futures contracts ..............       951,187
 Net change in unrealized appreciation of investments ........    44,413,216
 Net change in unrealized appreciation of future contracts ...       322,050
                                                                 -----------
NET GAIN ON INVESTMENTS ......................................    53,771,123
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS .................................................   $55,385,431
                                                                 ===========
----------------------------------------------------------------------------
(1)   Net of foreign withholding tax of ......................   $       240
----------------------------------------------------------------------------

 The accompanying notes are an integral part of these financial statements.

Extended Index Master Portfolio
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                        Period from
                                                       March 1, 1999
                                                     (commencement  of
                                                      operations)  to
                                                     December  31, 1999
                                                     ------------------

INCREASE IN NET ASSETS:
OPERATIONS:
Net investment income ..............................   $  1,614,308
Net realized gain ..................................      9,035,857
Net change in unrealized appreciation ..............     44,735,266
                                                       ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................     55,385,431
                                                       ------------
NET INCREASE IN NET ASSETS RESULTING FROM
BENEFICIAL INTEREST TRANSACTIONS ...................    147,071,120
                                                       ------------
INCREASE IN NET ASSETS .............................    202,456,551
                                                       ------------
NET ASSETS:
Beginning net assets ...............................             --
                                                       ------------
ENDING NET ASSETS ..................................   $202,456,551
                                                       ============

 The accompanying notes are an integral part of these financial statements.

EXTENDED INDEX MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios (the "Master Portfolios"), the Asset Allocation, Bond Index, LifePath Income (formerly "LifePath 2000"), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, Extended Index, International Index and U.S. Equity Index Master Portfolios. These financial statements show Extended Index Master Portfolio (the "Master Portfolio").

     The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are accreted or amortized, respectively, under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     FEDERAL INCOME TAXES

     The Master Portfolio intends to qualify as a partnership for federal income tax purposes. The Master Portfolio, therefore, believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in the Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

     It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the regulated investment company invested all of its assets in the Master Portfolio.

     FUTURES CONTRACTS

     The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of December 31, 1999, Master Portfolio had the following open long futures contracts outstanding:

EXTENDED INDEX MASTER PORTFOLIO

NUMBER OF                                EXPIRATION               NOTIONAL       NET UNREALIZED
CONTRACTS                  TYPE                DATE         CONTRACT VALUE         APPRECIATION
------------------------------------------------------------------------------------------------
10           Russell 2000 Index          March 2000        $     2,549,750       $     163,850
15            Mid Cap 400 Index          March 2000        $     3,593,200       $     158,200
                                                                                 --------------
                                                   Total Extended Index          $     322,050

     The Extended Index Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $600,000.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Portfolio of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on December 31, 1999 by the Master Portfolio are collateralized by U.S. Government securities.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.08% of the average daily net assets of the Extended Index Master Portfolio, as compensation for advisory services. BFGA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as
     Sub-Administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 1999, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for the Master Portfolio were as follows:

                                                          EXTENDED INDEX
                                                        MASTER PORTFOLIO
                                                     --------------------
                                AGGREGATE PURCHASES         PERIOD ENDED
                                AND SALES OF:              DEC. 31, 1999 *
                                ---------------------  ------------------
                                Purchases at cost           $ 97,047,860
                                Sales proceeds                67,475,630

* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

4.       FINANCIAL HIGHLIGHTS

     The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Master Portfolio are as follows:

                                                                PERIOD FROM
                                                              MARCH 1, 1999
                                                              (COMMENCEMENT
                                                          OF OPERATIONS) TO
                                                               DECEMBER 31,
         Extended Index Master Portfolio                               1999
         -------------------------------------------------------------------
         Ratio of expenses to average net assets +                    0.10%
         Ratio of net investment income to average net                1.26%
         assets +
         Portfolio turnover                                             17%

+    Annualized for period of less than one year.

INDEPENDENT AUDITORS' REPORT
----------------------------


To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE Extended Market Index Fund (the "Fund") (one of six funds comprising the E*TRADE Funds) as of December 31, 1999 and the related statement of operations, statement of changes in net assets, and financial highlights for the period August 13, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Extended Market Index Fund as of December 31, 1999 and the results of its operations, the changes in its net assets, and the financial highlights for the period August 13, 1999 (commencement of operations) to December 31, 1999 in conformity with generally accepted accounting principles.

/S/ Deloitte & Touche LLP


Deloitte & Touche LLP
Los Angeles, California
February 23, 2000

INDEPENDENT AUDITORS' REPORT
----------------------------

To the Interestholders and Board of Trustees of Master Investment Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Extended Index Master Portfolio (a portfolio of Master Investment Portfolio) as of December 31, 1999, and the related statements of operations and the changes in net assets for the period from March 1, 1999 (commencement of operations) to December 31, 1999. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Extended Index Master Portfolio as of December 31, 1999, the results of its operations and the changes in its net assets for the period from March 1, 1999 to December 31, 1999, in conformity with generally accepted accounting principles.


/S/ KPMG

KPMG
San Francisco, California
February 11, 2000